                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

         File No. 33-65170:

         Pre-Effective Amendment No.                                 [ ]

         Post-Effective Amendment No. 36                             [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

         File No. 811-7822:

         Amendment No. 37                                            [X]

                        (Check appropriate box or boxes.)

                        AMERICAN CENTURY INVESTMENT TRUST
    ________________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                     4500 MAIN STREET, KANSAS CITY, MO 64111
    ________________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MO 64111
________________________________________________________________________
                    (Name and Address of Agent for Service)

         Approximate Date of Proposed Public Offering: November 30, 2006

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [X] on November 30, 2006 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                               November 30, 2006

American Century Investments
prospectus

CORE PLUS FUND

THE FUND IS AVAILABLE FOR PURCHASE ONLY THROUGH FINANCIAL INTERMEDIARIES BY
INVESTORS WHO SEEK ADVICE FROM THEM. THE FUND IS CLOSED TO OTHER INVESTORS, BUT
THOSE WITH OPEN ACCOUNTS MAY MAKE ADDITIONAL INVESTMENTS AND REINVEST DIVIDENDS
AND CAPITAL GAINS DISTRIBUTIONS AS LONG AS SUCH ACCOUNTS REMAIN OPEN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

AN OVERVIEW OF THE FUND                                                      XX

FUND PERFORMANCE HISTORY                                                     XX

FEES AND EXPENSES                                                            XX

OBJECTIVES, STRATEGIES AND RISKS                                             XX

BASICS OF FIXED-INCOME INVESTING                                             XX

MANAGEMENT                                                                   XX

INVESTING DIRECTLY WITH AMERICAN CENTURY                                     XX

INVESTING THROUGH A FINANCIAL INTERMEDIARY                                   XX

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT                                XX

SHARE PRICE AND DISTRIBUTIONS                                                XX

TAXES                                                                        XX

MULTIPLE CLASS INFORMATION                                                   XX

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
               OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks to maximize total return. As a secondary objective, the fund seeks a high level of income.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests at least 65% of its assets in INVESTMENT-GRADE, non-money market DEBT SECURITIES.

          AN INVESTMENT-GRADE SECURITY IS ONE THAT HAS BEEN RATED BY AN
          INDEPENDENT RATING AGENCY IN ITS TOP FOUR CREDIT QUALITY CATEGORIES OR
          DETERMINED BY THE ADVISOR TO BE OF COMPARABLE CREDIT QUALITY. DETAILS
          OF THE FUND'S CREDIT QUALITY STANDARDS ARE DESCRIBED IN THE STATEMENT
          OF ADDITIONAL INFORMATION.

          DEBT SECURITIES INCLUDE FIXED-INCOME INVESTMENTS SUCH AS NOTES, BONDS,
          COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets. To round out the portfolio, the fund may invest up to 35% of its assets in HIGH-YIELD and/or emerging markets debt securities.

          A HIGH-YIELD SECURITY IS ONE THAT HAS BEEN RATED BELOW THE FOUR
          HIGHEST CATEGORIES USED BY A NATIONALLY RECOGNIZED STATISTICAL RATING
          ORGANIZATION, OR DETERMINED BY THE INVESTMENT ADVISOR TO BE OF SIMILAR
          QUALITY. DETAILS OF THE FUND'S CREDIT QUALITY STANDARDS ARE DESCRIBED
          IN THE STATEMENT OF ADDITIONAL INFORMATION.

No more than 10% of the fund's assets may be invested in non-dollar denominated debt securities. The weighted average maturity of the fund's portfolio must be
3-1/2 years or longer.

The fund's principal risks include:

o    INTEREST RATE RISK - Generally, when interest rates rise, the value of the fund's debt securities will decline. The opposite is true when interest rates decline.

o    CREDIT RISK - The value of the fund's debt securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due.

o    PREPAYMENT RISK - The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

o    FOREIGN RISK - The fund may invest in foreign securities, which are generally riskier than U.S. securities. As a result the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund's investments in that country to experience gains or losses.

o    CURRENCY RISK - Because the fund may invest in securities denominated in foreign currencies, the fund may be subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

o    PRINCIPAL LOSS - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

A more detailed description of the fund's investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
XX.

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
               INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
               CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

The fund's performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund's historical returns from year to year.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will perform in the future.

For current performance information, please call us at 1-800-345-2021.

FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                  Institu-
                        Investor  tional   A         B        C         R
                        Class     Class    Class     Class    Class     Class
--------------------------------------------------------------------------------
Maximum Account         $25(1)    None     None      None     None      None
Maintenance Fee
--------------------------------------------------------------------------------
Maximum Sales           None      None     4.50%     None     None      None
   Charge (Load)
   Imposed
   on Purchases (as a
   percentage of
   offering price)
--------------------------------------------------------------------------------
Maximum Deferred        None      None     None(2)   5.00%(3) 1.00%(4)  None
   Sales Charge (Load)
   (as a percentage of
   the original
   offering
   price for B Class
   shares or the lower
   of the original
   offering
   price or redemption
   proceeds for A and
   C Class shares)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH AMERICAN
     CENTURY ARE LESS THAN $10,000. SEE ACCOUNT MAINTENANCE FEE UNDER INVESTING
     DIRECTLY WITH AMERICAN CENTURY FOR MORE DETAILS.

(2)  INVESTMENTS OF $1 MILLION OR MORE IN A CLASS SHARES MAY BE SUBJECT TO A
     CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE PURCHASE IS REDEEMED
     WITHIN ONE YEAR OF THE DATE OF PURCHASE.

(3)  THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES OVER THE
     NEXT FIVE YEARS AS SHOWN ON PAGE XX AND IS ELIMINATED AFTER SIX YEARS.

(4)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE AND IS ELIMINATED
     THEREAFTER.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                        Distribution and
                           Management   Service (12b-1)     Other        Total Annual Fund
                           Fee(1)       Fees(2)             Expenses(3)  Operating Expenses
-------------------------------------------------------------------------------------------
Investor Class             0.66%        None                0.01%          0.67%
-------------------------------------------------------------------------------------------
Institutional Class        0.46%        None                0.01%          0.47%
-------------------------------------------------------------------------------------------
A Class                    0.66%        0.25%               0.01%          0.92%
-------------------------------------------------------------------------------------------
B Class                    0.66%        1.00%               0.01%          1.67%
-------------------------------------------------------------------------------------------
C Class                    0.66%        1.00%               0.01%          1.67%
-------------------------------------------------------------------------------------------
R Class                    0.66%        0.50%               0.01%          1.17%
-------------------------------------------------------------------------------------------

(1)  THE FUND PAYS THE ADVISOR A SINGLE, UNIFIED MANAGEMENT FEE FOR ARRANGING
     ALL SERVICES NECESSARY FOR THE FUND TO OPERATE. THE FUND HAS A STEPPED FEE
     SCHEDULE. AS A RESULT, THE FUND'S UNIFIED MANAGEMENT FEE RATE GENERALLY
     DECREASES AS FUND ASSETS INCREASE AND INCREASES AS FUND ASSETS DECREASE.
     FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, SEE THE INVESTMENT
     ADVISOR UNDER MANAGEMENT.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES THROUGH
     BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE MULTIPLE CLASS INFORMATION AND SERVICE, DISTRIBUTION AND
     ADMINISTRATIVE FEES, PAGE XX.

(3)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT TRUSTEES AND ITS LEGAL COUNSEL, AS WELL AS INTEREST, ARE
     ESTIMATED.

EXAMPLE

The examples in the tables below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

o    invest $10,000 in the fund

o    redeem all of your shares at the end of the periods shown below

o    earn a 5% return each year

o    incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

--------------------------------------------------
                         1 year         3 years
-------------------------------------------------
Investor Class           $68            $214
-------------------------------------------------
Institutional Class      $48            $151
-------------------------------------------------
A Class                  $539           $729
-------------------------------------------------
B Class                  $569           $823
-------------------------------------------------
C Class                  $169           $523
-------------------------------------------------
R Class                  $119           $370
-------------------------------------------------

The table above reflects a deduction for charges payable upon redemption. You would pay the following expenses if you did not redeem your shares and thus did not incur such charges.

-------------------------------------------------
                         1 year         3 years
-------------------------------------------------
Investor Class           $68            $214
-------------------------------------------------
Institutional Class      $48            $151
-------------------------------------------------
A Class                  $539           $729
-------------------------------------------------
B Class                  $169           $523
-------------------------------------------------
C Class                  $169           $523
-------------------------------------------------
R Class                  $119           $370
-------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks to maximize total return. As a secondary objective, the fund seeks a high level of income.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund invests at least 65% of its assets in investment-grade, non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

To round out the portfolio, the fund may invest up to 35% of its assets in high-yield and/or emerging markets debt securities. The fund considers a security to be an emerging markets security if its issuer is located outside the following list of developed countries: Australia, Austria, Belgium, Bermuda,
Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy,
Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore,
Spain, Sweden, Switzerland, the United Kingdom and the United States. In
determining an issuer's location, the portfolio managers may consider various factors including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.

No more than 10% of the fund's assets may be invested in non-dollar denominated debt securities.

The weighted average maturity of the fund's portfolio must be 3-1/2 years or longer. Within this maturity limit, the portfolio managers may shorten the portfolio's maturity during periods of rising interest rates in order to reduce the effect of bond price declines on the fund's value. When interest rates are falling and bond prices are rising, they may lengthen the portfolio's maturity.

The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government
National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal
National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage
Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not
guaranteed by the U.S. Treasury or supported by the full faith and credit of the
U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objectives.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its objectives.

For more information about the fund's credit quality standards and about credit risk, please see BASICS OF FIXED-INCOME INVESTING beginning on page XX.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. THIS INTEREST RATE RISK IS GENERALLY HIGHER
FOR CORE PLUS THAN FOR FUNDS THAT HAVE SHORTER-WEIGHTED AVERAGE MATURITIES, SUCH
AS MONEY MARKET AND SHORT-TERM BOND FUNDS. See the discussion on page XX for more information about the effects of changing interest rates on the fund's portfolio.

Although most of the securities purchased by the fund are quality debt securities at the time of purchase, the fund may invest part of its assets in securities rated in the lowest investment-grade category (e.g., BBB) and up to 35% of its assets in high-yield debt securities, which are rated in the fifth category (e.g., BB) or below. As a result, the fund has some credit risk.
Although their securities are considered investment-grade, issuers of BBB-rated securities (and securities of similar quality) are more likely to have problems making interest and principal payments than issuers of higher-rated securities.
Issuers of securities rated BB or below (and securities of similar quality) are even more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. These factors may be more likely to cause an issuer of low-quality debt securities to default on its obligation to pay the interest and principal due under its securities.

The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

The fund may invest in debt securities backed by mortgages or assets such as auto loan, home equity loan or student loan receivables. These underlying obligations may be prepaid, as when a homeowner refinances a mortgage to take advantage of declining interest rates. If so, the fund must reinvest prepayments at current rates, which may be less than the rate of the prepaid mortgage.
Because of this prepayment risk, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

The fund may invest in the securities of foreign companies. Foreign securities can have certain unique risks, including unstable political and economic structures, reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S.
issuers.

In addition, investments in foreign countries are subject to currency risk, meaning that because a portion of the fund's investments may be denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Gains or losses involving some futures, options, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

The fund's share value will fluctuate. As a result, it is possible to lose money by investing in the fund. In general, funds that have higher potential income have higher potential loss.

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio managers decide which debt securities to buy and sell by

o    determining which debt securities help a fund meet its maturity requirements

o    identifying debt securities that satisfy a fund's credit quality standards

o    evaluating current economic conditions and assessing the risk of inflation

o    evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the portfolio managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio.
This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how portfolio managers would calculate the weighted average maturity for a fund that owned only two debt securities.

----------------------------------------------------------------------------------
                              Amount of        Percent of   Remaining    Weighted
                              Security Owned   Portfolio    Maturity     Maturity
----------------------------------------------------------------------------------
Debt Security A               $100,000         25%          4 years      1 year
----------------------------------------------------------------------------------
Debt Security B               $300,000         75%          12 years     9 years
----------------------------------------------------------------------------------
Weighted Average Maturity                                                10 years
----------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

--------------------------------------------------------------------------------
Remaining Maturity    Current Price    Price After 1% Increase   Change in Price
--------------------------------------------------------------------------------
1 year                 $100.00               $99.06                 -0.94%
--------------------------------------------------------------------------------
3 years                $100.00               $97.38                 -2.62%
--------------------------------------------------------------------------------
10 years               $100.00               $93.20                 -6.80%
--------------------------------------------------------------------------------
30 years               $100.00               $88.69                 -11.31%
--------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment. Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

The portfolio managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns.
Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return.
If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The fund engages in a variety of investment techniques as it pursues its investment objectives. Each technique has its own characteristics and may pose some level of risk to the fund. To learn more about these techniques, you should review the statement of additional information before making an investment.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about the fund's operations. Although the Board of
Trustees does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the trustees are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund's fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The percentage rate used to calculate the management fee for each class of shares of the fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the Category Fee)
and (ii) the assets of all funds in the American Century family of funds (the
Complex Fee). The statement of additional information contains detailed information about the calculation of the management fee.

The fund will pay the advisor a unified management fee calculated by adding the appropriate Investment Category and Complex Fees from the following schedules:

The schedules by which the unified management fee is determined are shown below.

INVESTMENT CATEGORY FEE SCHEDULE FOR CORE PLUS FUND

-------------------------------------------------------------------------------
CATEGORY ASSETS                   FEE RATE
-------------------------------------------------------------------------------
First $1 billion                  0.4600%
-------------------------------------------------------------------------------
Next $1 billion                   0.4080%
-------------------------------------------------------------------------------
Next $3 billion                   0.3780%
-------------------------------------------------------------------------------
Next $5 billion                   0.3580%
-------------------------------------------------------------------------------
Next $15 billion                  0.3450%
-------------------------------------------------------------------------------
Next $25 billion                  0.3430%
-------------------------------------------------------------------------------
Thereafter                        0.3425%
-------------------------------------------------------------------------------

COMPLEX FEE SCHEDULE
--------------------------------------------------------------------------------
Category Assets                 Investor, A, B, C and R Class   Institutional
                                Fee Rate                        Fee Rate
--------------------------------------------------------------------------------
First $2.5 billion              0.3100%                         0.1100%
--------------------------------------------------------------------------------
Next $7.5 billion               0.3000%                         0.1000%
--------------------------------------------------------------------------------
Next $15.0 billion              0.2985%                         0.0985%
--------------------------------------------------------------------------------
Next $25.0 billion              0.2970%                         0.0970%
--------------------------------------------------------------------------------
Next $25.0 billion              0.2870%                         0.0870%
--------------------------------------------------------------------------------
Next $25.0 billion              0.2800%                         0.0800%
--------------------------------------------------------------------------------
Next $25.0 billion              0.2700%                         0.0700%
--------------------------------------------------------------------------------
Next $25.0 billion              0.2650%                         0.0650%
--------------------------------------------------------------------------------
Next $25.0 billion              0.2600%                         0.0600%
--------------------------------------------------------------------------------
Next $25.0 billion              0.2550%                         0.0550%
--------------------------------------------------------------------------------
Thereafter                      0.2500%                         0.0500%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. These teams are organized by broad investment categories, such as money markets and taxable bonds. The individuals listed below serve as the lead portfolio managers for the fund. As such, they are ultimately responsible for security selection and portfolio construction for the fund, as well as compliance with stated
investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the fund.

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer -- Fixed Income, has been a member of the team that manages the fund since its inception in November 2006. He joined
American Century in May 1991 as a portfolio manager. He has a bachelor's degree in economics from Boston University and an MBA in finance from the University of
Delaware.

ROBERT V. GAHAGAN

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since its inception in November 2006.
He joined American Century in 1983 and became a portfolio manager in January
1991. He has a bachelor's degree in economics and an MBA from the University of
Missouri -- Kansas City.

JAMES F. KEEGAN

Mr. Keegan, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since its inception in November 2006.
Prior to joining American Century in February 2006, he was chief investment officer with Westmoreland Capital Management, LLC from 2002 to 2003. He has a bachelor's degree in business management from St. Francis College and an MBA from Fordham University Graduate School of Business.

JEFFREY L. HOUSTON

Mr. Houston, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since its inception in November 2006. He joined
American Century in November 1990 and became a portfolio manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse
University. He is a CFA charterholder.

ALEJANDRO H. AGUILAR

Mr. Aguilar, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since its inception in November 2006. Prior to joining American Century in October 2003, he was an investment officer with
CalPERS from July 2002 to October 2003 and director of portfolio management at
TIAA-CREF from June 1994 to March 2002. He has a bachelor's degree in economics from the University of California -- Berkeley and an MBA from the University of
Michigan. He is a CFA charterholder.

BRIAN HOWELL

Mr. Howell, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since its inception in November 2006. He joined
American Century in 1987 and became a portfolio manager in January 1996. He has a bachelor's degree in mathematics/statistics and an MBA from the University of
California -- Berkeley.

MICHAEL DIFLEY

Mr. Difley, Vice President and Portfolio Manager, has been a member of the team that manages the fund since its inception in November 2006. He joined American
Century in July 1996 and became a portfolio manager in November 2001. He has a
B.S. in business administration (finance concentration) from California
Polytechnic State University - San Luis Obispo. He is a Certified Public
Accountant and a CFA charterholder.

JOHN F. WALSH

Mr. Walsh, Vice President and Portfolio Manager, has been a member of the team that manages the fund since its inception in November 2006. He joined American
Century in February 1996 and became a portfolio manager in September 1997. He has a bachelor's degree in marketing from Loyola Marymount University and an MBA in finance from Creighton University.

DAN SHIFFMAN

Mr. Shiffman, Vice President and Portfolio Manager, has been a member of the team that manages the fund since its inception in November 2006. He joined
American Century in May 2004 as a senior structured securities analyst. He became a portfolio manager in February 2006. Prior to joining American Century, he was an investment officer at CalPERS from August 1996 to April 2004. He has a bachelor's degree from the University of California-Berkeley and an MBA from
Thunderbird, The Garvin School of International Management. He is a CFA
charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

INVESTING DIRECTLY WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed under WAYS
TO MANAGE YOUR ACCOUNT when the account is opened. If you do not want these services, see CONDUCTING BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See
ACCOUNT MAINTENANCE FEE in this section. If you want to add online and telephone services later, you can complete an Investor Service Options form.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

               PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS,
               UGMA/UTMA ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
               ACCOUNTS, IRAS (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-,
               SARSEP- AND SIMPLE-IRAS), AND CERTAIN OTHER RETIREMENT ACCOUNTS.
               IF YOU HAVE ONLY BUSINESS, BUSINESS RETIREMENT,
               EMPLOYER-SPONSORED OR AMERICAN CENTURY BROKERAGE ACCOUNTS, YOU
               ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE SUBJECT TO
               OTHER FEES.

WIRE PURCHASES

CURRENT INVESTORS: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

o    American Century's bank information: Commerce Bank N.A., Routing No.
     101000019, Account No. 2804918

o    Your American Century account number and fund name

o    Your name

o    The contribution year (for IRAs only)

NEW INVESTORS: To make a wire purchase into a new account, please complete an application prior to wiring money.

WAYS TO MANAGE YOUR ACCOUNT

ONLINE
--------------------------------------------------------------------------------

americancentury.com

OPEN AN ACCOUNT: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS: Make an additional investment into an established
American Century account if you have authorized us to invest from your bank account.

SELL SHARES*: Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* Online redemptions up to $25,000 per day.

IN PERSON
--------------------------------------------------------------------------------

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

o    4500 Main Street, Kansas City, Missouri -- 8 a.m. to 5 p.m., Monday -
     Friday

o    4917 Town Center Drive, Leawood, Kansas -- 8 a.m. to 5 p.m., Monday -
     Friday, 8 a.m. to noon, Saturday

o    1665 Charleston Road, Mountain View, California -- 8 a.m. to 5 p.m., Monday
     - Friday

BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR SERVICES REPRESENTATIVE: 1-800-345-2021

INSTITUTIONAL SERVICE REPRESENTATIVE: 1-800-345-3533

BUSINESS, NOT-FOR-PROFIT AND EMPLOYER-SPONSORED RETIREMENT PLANS: 1-800-345-3533

AUTOMATED INFORMATION LINE: 1-800-345-8765

OPEN AN ACCOUNT: If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS: Call or use our Automated Information Line if you
have authorized us to invest from your bank account. The Automated Information
Line is available only to Investor Class shareholders.

SELL SHARES: Call a Service Representative.

BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. Box 419200, Kansas City, MO 64141-6200 -- Fax: 816-340-7962

OPEN AN ACCOUNT: Send a signed, completed application and check or money order payable to American Century Investments.

EXCHANGE SHARES: Send written instructions to exchange your shares from one
American Century account to another.

MAKE ADDITIONAL INVESTMENTS: Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN AN ACCOUNT: Not available.

EXCHANGE SHARES: Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.

SELL SHARES: You may sell shares automatically by establishing Check-A-Month or
Automatic Redemption plans.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.

INVESTING THROUGH A FINANCIAL INTERMEDIARY

The fund's A, C and R Classes are intended for purchase by participants in employer-sponsored retirement plans. Additionally, the fund's A, B and C Classes are intended for persons purchasing shares through FINANCIAL INTERMEDIARIES that provide various administrative and distribution services. For more information regarding plan types, please see Buying and Selling Fund Shares in the statement of additional information.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
               COMPANIES, PLAN SPONSORS AND FINANCIAL PROFESSIONALS.

Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.

The following chart provides a summary description of these classes.

-------------------------------------------------------------------------------
A CLASS                                   B CLASS
-------------------------------------------------------------------------------
Initial sales charge(1)                   No initial sales charge
-------------------------------------------------------------------------------
Generally no contingent deferred          Contingent deferred sales charge on
sales charge(2)                           redemptions within six years
-------------------------------------------------------------------------------
12b-1 fee of 0.25%                        12b-1 fee of 1.00%
-------------------------------------------------------------------------------
No conversion feature                     Convert to A Class shares eight years
                                          after purchase
-------------------------------------------------------------------------------
Generally more appropriate                Aggregate purchases limited to amounts
for long-term investors                   less than $100,000; generally offered
                                          through financial intermediaries(3)
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
C Class                                   R Class
--------------------------------------------------------------------------------
No initial sales charge                   No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge on       No contingent deferred sales charge
redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                        12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                     No conversion feature
--------------------------------------------------------------------------------
Aggregate purchases limited to amounts    Generally offered through employer-
less than $1,000,000; generally more      sponsored retirement plans and other
appropriate for short-term investors      fee-based arrangements(4)
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF YOUR
     INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES CHARGE
     FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

(3)  INVESTORS IN SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS ESTABLISHED
     PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES. THIS CLASS IS NOT
     AVAILABLE FOR EMPLOYER-SPONSORED RETIREMENT PLANS AFTER AUGUST 1, 2006.

(4)  IRA ACCOUNTS IN R CLASS SHARES ESTABLISHED THROUGH FINANCIAL INTERMEDIARIES
     PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES. THIS CLASS IS
     AVAILABLE FOR EMPLOYER-SPONSORED RETIREMENT PLANS ONLY AFTER AUGUST 1,
     2006.

CALCULATION OF SALES CHARGES

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the
INVESTORS USING ADVISORS and INVESTMENT PROFESSIONALS portions of the Web site.
From the description of A, B or C Class shares, a hyperlink will take you directly to this disclosure.

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

-----------------------------------------------------------------------------------
                                                                     Amount paid to
                                                                     Financial
                               Sales Charge        Sales Charge      Professional
                               as a % of           as a % of Net     as a % of
Purchase Amount                Offering Price      Amount Invested   Offering Price
-----------------------------------------------------------------------------------
Less than $50,000              4.50%               4.71%             4.00%
-----------------------------------------------------------------------------------
$50,000 - $99,999              4.50%               4.71%             4.00%
-----------------------------------------------------------------------------------
$100,000 - $249,999            3.50%               3.63%             3.00%
-----------------------------------------------------------------------------------
$250,000 - $499,999            2.50%               2.56%             2.00%
-----------------------------------------------------------------------------------
$500,000 - $999,999            2.00%               2.04%             1.75%
-----------------------------------------------------------------------------------
$1,000,000 - $3,999,999        0.00%               0.00%             1.00%(1)
-----------------------------------------------------------------------------------
$4,000,000 - $9,999,999        0.00%               0.00%             0.50%(1)
-----------------------------------------------------------------------------------
$10,000,000 or more            0.00%               0.00%             0.25%(1)
-----------------------------------------------------------------------------------

(1)  FOR PURCHASES OVER $1,000,000 BY EMPLOYER-SPONSORED RETIREMENT PLANS, NO
     UPFRONT AMOUNT WILL BE PAID TO FINANCIAL PROFESSIONALS.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your immediate family (your spouse and your children under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

o    Certain trust accounts

o    Solely controlled business accounts

o    Single-participant retirement plans

o    Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts, rather than accounts aggregated at the intermediary level, may be included.

CONCURRENT PURCHASES. You may combine simultaneous purchases in A, B or C Class shares of any two or more American Century Advisor Funds (funds that offer A, B and C Class shares) to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of
Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional A Class sales charges that will be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

o    Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor

o    Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century

o    Present or former officers, directors and employees (and their families) of
     American Century

o    Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's policies. Refer to BUYING AND SELLING FUND
     SHARES in the statement of additional information

o    IRA Rollovers from any American Century Advisor Fund held in an employer-sponsored retirement plan

o    Certain other investors as deemed appropriate by American Century

B Class

B Class shares are sold at their net asset value without an initial sales charge. For sales of B Class shares, the amount paid to your financial professional is 4.00% of the amount invested. If you redeem your shares within six years of purchase date, you will pay a contingent deferred sales charge
(CDSC) as set forth below. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

--------------------------------------------------------------------------------
REDEMPTION DURING               CDSC AS A % OF ORIGINAL PURCHASE PRICE
--------------------------------------------------------------------------------
1st year                        5.00%
--------------------------------------------------------------------------------
2nd year                        4.00%
--------------------------------------------------------------------------------
3rd year                        3.00%
--------------------------------------------------------------------------------
4th year                        3.00%
--------------------------------------------------------------------------------
5th year                        2.00%
--------------------------------------------------------------------------------
6th year                        1.00%
--------------------------------------------------------------------------------
After 6th year                  None
--------------------------------------------------------------------------------

B Class shares (which carry a 1.00% 12b-1 fee) will automatically convert to A
Class shares (which carry a 0.25% 12b-1 fee) within 31 days after the eight-year anniversary of the purchase date.

C Class

C Class shares are sold at their net asset value without an initial sales charge. For sales of C Class shares, the amount paid to your financial professional is 1.00% of the amount invested. If you redeem your shares within
12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial professional.

The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable CDSC may be waived in the following cases:

o    redemptions through systematic withdrawal plans not exceeding annually:

     o    12% of the lesser of the original purchase cost or current market value for A Class shares

     o    12% of the original purchase cost for B Class shares

     o    12% of the lesser of the original purchase cost or current market value for C Class shares

o    distributions from IRAs due to attainment of age 59-1/2 for A Class shares and for C Class shares

o    required minimum distributions from retirement accounts upon reaching age
     70-1/2

o    tax-free returns of excess contributions to IRAs

o    redemptions due to death or post-purchase disability

o    exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

o    IRA Rollovers from any American Century Advisor Fund held in an employer-sponsored retirement plan, for A Class shares only

o    if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Advisor
Fund at the then-current net asset value without paying an initial sales charge.
At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial professional must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once per account.
This privilege applies only if the new account is owned by the original account owner.

EXCHANGING SHARES

You may exchange shares of the fund for shares of the same class of another
American Century Advisor Fund without a sales charge if you meet the following criteria:

o    The exchange is for a minimum of $100

o    For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

EXCHANGES BETWEEN FUNDS (C CLASS)

You may exchange C Class shares of a fund for C Class shares of any other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a CDSC on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

BUYING AND SELLING SHARES

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business.
Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century or the fund. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT

MINIMUM INITIAL INVESTMENT AMOUNTS (OTHER THAN INSTITUTIONAL CLASS)

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See
INVESTING THROUGH A FINANCIAL INTERMEDIARY for more information.

--------------------------------------------------------------------------------
Broker-dealer sponsored wrap program accounts
and/or fee-based accounts                                        No minimum
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)                       $2,000(1)
--------------------------------------------------------------------------------
Employer-sponsored retirement plans                              No minimum
--------------------------------------------------------------------------------

(1)  THE MINIMUM INITIAL INVESTMENT FOR FINANCIAL INTERMEDIARIES IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional investments directly with American
Century. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTIONS

If you sell your B and C Class or, in certain cases, A Class shares within a certain time after their purchase, you will pay a sales charge the amount of which is contingent upon the amount of time you have held your shares, as described above. Your redemption proceeds will be calculated using the NET ASSET
VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S
               SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN ACCOUNTS BELOW MINIMUM

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 90 days to meet the minimum. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. Please note that you may incur tax liability as a result of the redemption. For
Institutional Class shares, we reserve the right to convert your shares to
Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

o    You have chosen to conduct business in writing only and would like to redeem over $100,000.

o    Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners.

o    Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

o    You are transferring ownership of an account over $100,000.

o    You change your address and request a redemption over $100,000 within 15 days.

o    You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's Board of Trustees has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because American
Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call us or your financial professional. For American Century
Brokerage accounts, please call 1-888-345-2071.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of the fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. The fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

o    if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

o    a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as CAPITAL GAINS realized by the fund on the sale of its investment securities. The fund pays distributions from net income monthly. The fund generally pays distributions from realized capital gains, if any, once a year usually in December. The fund may make more frequent distributions, if necessary, to comply with Internal
Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
               AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

TAXES

The tax consequences of owning shares of a fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by a fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case they are taxed as long-term capital gains.

               QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM
               THE STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION,
               PROVIDED THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING
               PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

--------------------------------------------------------------------------------
                                     Tax Rate for 10%         Tax Rate for
Type of Distribution                 and 15% Brackets         All Other Brackets
--------------------------------------------------------------------------------
Short-term capital gains             Ordinary Income          Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (more than
1 year) and Qualified Dividend Income      5%                       15%
--------------------------------------------------------------------------------

If the fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American Century offers six classes of shares of the fund through financial intermediaries: Investor Class, Institutional Class, A Class, B Class, C Class
and R Class.

The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services.
It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C Classes, and 0.50% for R
Class to the distributor. The distributor may use these fees to pay for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available.
Because these fees are used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.
The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediary for their sales activities; (2)
shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by ensuring that they are educated about the fund, and to help such intermediaries defray costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

Notes

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century at the addresses or telephone numbers listed below or by contacting your financial intermediary.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

---------------------------------------------------------
Fund Reference                        Fund Code
---------------------------------------------------------
   Investor
---------------------------------------------------------
   Institutional
---------------------------------------------------------
   A Class
---------------------------------------------------------
   B Class
---------------------------------------------------------
   C Class
---------------------------------------------------------
   R Class
---------------------------------------------------------

INVESTMENT COMPANY ACT FILE NO. 811-7822

American Century Investments
americancentury.com
                                    Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors      Financial Professionals, Insurance Companies
P.O. Box 419200                     P.O. Box 419786
Kansas City, Missouri 64141-6200    Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575      1-800-345-6488

0611
SH-PRS-51379

                                                               November 30, 2006

American Century Investments
prospectus

SHORT DURATION FUND

THE FUND IS AVAILABLE FOR PURCHASE ONLY THROUGH FINANCIAL INTERMEDIARIES BY
INVESTORS WHO SEEK ADVICE FROM THEM. THE FUND IS CLOSED TO OTHER INVESTORS, BUT
THOSE WITH OPEN ACCOUNTS MAY MAKE ADDITIONAL INVESTMENTS AND REINVEST DIVIDENDS
AND CAPITAL GAINS DISTRIBUTIONS AS LONG AS SUCH ACCOUNTS REMAIN OPEN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

AN OVERVIEW OF THE FUND                                                       XX

FUND PERFORMANCE HISTORY                                                      XX

FEES AND EXPENSES                                                             XX

OBJECTIVES, STRATEGIES AND RISKS                                              XX

BASICS OF FIXED-INCOME INVESTING                                              XX

MANAGEMENT                                                                    XX

INVESTING DIRECTLY WITH AMERICAN CENTURY                                      XX

INVESTING THROUGH A FINANCIAL INTERMEDIARY                                    XX

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT                                 XX

SHARE PRICE AND DISTRIBUTIONS                                                 XX

TAXES                                                                         XX

MULTIPLE CLASS INFORMATION                                                    XX

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
               OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks to maximize total return. As a secondary objective, the fund seeks a high level of income.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests at least 65% of its assets in INVESTMENT-GRADE, non-money market DEBT SECURITIES.

               AN INVESTMENT-GRADE SECURITY IS ONE THAT HAS BEEN RATED BY AN
               INDEPENDENT RATING AGENCY IN ITS TOP FOUR CREDIT QUALITY
               CATEGORIES OR DETERMINED BY THE ADVISOR TO BE OF COMPARABLE
               CREDIT QUALITY. DETAILS OF THE FUND'S CREDIT QUALITY STANDARDS
               ARE DESCRIBED IN THE STATEMENT OF ADDITIONAL INFORMATION.

               DEBT SECURITIES INCLUDE FIXED-INCOME INVESTMENTS SUCH AS NOTES,
               BONDS, COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets. To round out the portfolio, the fund may invest up to 35% of its assets in HIGH-YIELD and/or emerging markets debt securities.

               A HIGH-YIELD SECURITY IS ONE THAT HAS BEEN RATED BELOW THE FOUR
               HIGHEST CATEGORIES USED BY A NATIONALLY RECOGNIZED STATISTICAL
               RATING ORGANIZATION, OR DETERMINED BY THE INVESTMENT ADVISOR TO
               BE OF SIMILAR QUALITY. DETAILS OF THE FUND'S CREDIT QUALITY
               STANDARDS ARE DESCRIBED IN THE STATEMENT OF ADDITIONAL
               INFORMATION.

No more than 10% of the fund's assets may be invested in non-dollar denominated debt securities.

The weighted average duration of the fund's portfolio must be three years or shorter. Duration, which is an indication of the relative sensitivity of a security's market value to changes in interest rates, is based upon the aggregate of the present value of all principal and interest payments to be received, discounted at the current market rate of interest and expressed in years. The longer the weighted average duration of the fund's portfolio, the more sensitive its market value is to interest rate fluctuations. Duration is different from maturity in that it attempts to measure the interest rate sensitivity of a security, as opposed to its expected final maturity.

The fund's principal risks include:

o    INTEREST RATE RISK - Generally, when interest rates rise, the value of the fund's debt securities will decline. The opposite is true when interest rates decline.

o    CREDIT RISK - The value of the fund's debt securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due.

o    PREPAYMENT RISK - The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar duration that invest less heavily in mortgage- and asset-backed securities.

o    FOREIGN RISK - The fund may invest in foreign securities, which are generally riskier than U.S. securities. As a result the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund's investments in that country to experience gains or losses.

o    CURRENCY RISK - Because the fund may invest in securities denominated in foreign currencies, the fund may be subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

o    PRINCIPAL LOSS - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

A more detailed description of the fund's investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
XX.

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
               INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
               CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

The fund's performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund's historical returns from year to year.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will perform in the future.

For current performance information, please call us at 1-800-345-2021.

FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                  Institu-
                        Investor  tional   A         B        C         R
                        Class     Class    Class     Class    Class     Class
--------------------------------------------------------------------------------
Maximum Account         $25(1)    None     None      None     None      None
Maintenance Fee
--------------------------------------------------------------------------------
Maximum Sales           None      None     4.50%     None     None      None
   Charge (Load)
   Imposed
   on Purchases (as a
   percentage of
   offering price)
--------------------------------------------------------------------------------
Maximum Deferred        None      None     None(2)   5.00%(3) 1.00%(4)  None
   Sales Charge (Load)
   (as a percentage of
   the original
   offering
   price for B Class
   shares or the lower
   of the original
   offering
   price or redemption
   proceeds for A and
   C Class shares)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH AMERICAN
     CENTURY ARE LESS THAN $10,000. SEE ACCOUNT MAINTENANCE FEE UNDER INVESTING
     DIRECTLY WITH AMERICAN CENTURY FOR MORE DETAILS.

(2)  INVESTMENTS OF $1 MILLION OR MORE IN A CLASS SHARES MAY BE SUBJECT TO A
     CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE PURCHASE IS REDEEMED
     WITHIN ONE YEAR OF THE DATE OF PURCHASE.

(3)  THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES OVER THE
     NEXT FIVE YEARS AS SHOWN ON PAGE XX AND IS ELIMINATED AFTER SIX YEARS.

(4)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE AND IS ELIMINATED
     THEREAFTER.

-------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------
                                        Distribution and
                           Management   Service (12b-1)     Other        Total Annual Fund
                           Fee(1)       Fees(2)             Expenses(3)  Operating Expenses
-------------------------------------------------------------------------------------------
Investor Class             0.61%          None                0.01%          0.62%
-------------------------------------------------------------------------------------------
Institutional Class        0.41%          None                0.01%          0.42%
-------------------------------------------------------------------------------------------
A Class                    0.61%          0.25%               0.01%          0.87%
-------------------------------------------------------------------------------------------
B Class                    0.61%          1.00%               0.01%          1.62%
-------------------------------------------------------------------------------------------
C Class                    0.61%          1.00%               0.01%          1.62%
-------------------------------------------------------------------------------------------
R Class                    0.61%          0.50%               0.01%          1.12%
-------------------------------------------------------------------------------------------

(1)  THE FUND PAYS THE ADVISOR A SINGLE, UNIFIED MANAGEMENT FEE FOR ARRANGING
     ALL SERVICES NECESSARY FOR THE FUND TO OPERATE. THE FUND HAS A STEPPED FEE
     SCHEDULE. AS A RESULT, THE FUND'S UNIFIED MANAGEMENT FEE RATE GENERALLY
     DECREASES AS FUND ASSETS INCREASE AND INCREASES AS FUND ASSETS DECREASE.
     FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, SEE THE INVESTMENT
     ADVISOR UNDER MANAGEMENT.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES THROUGH
     BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE MULTIPLE CLASS INFORMATION AND SERVICE, DISTRIBUTION AND
     ADMINISTRATIVE FEES, PAGE XX.

(3)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT TRUSTEES AND ITS LEGAL COUNSEL, AS WELL AS INTEREST, ARE
     ESTIMATED.

EXAMPLE

The examples in the tables below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

o    invest $10,000 in the fund

o    redeem all of your shares at the end of the periods shown below

o    earn a 5% return each year

o    incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

-------------------------------------------------
                        1 year         3 years
-------------------------------------------------
Investor Class          $63            $198
-------------------------------------------------
Institutional Class     $43            $135
-------------------------------------------------
A Class                 $312           $496
-------------------------------------------------
B Class                 $564           $808
-------------------------------------------------
C Class                 $164           $508
-------------------------------------------------
R Class                 $114           $355
-------------------------------------------------

The table above reflects a deduction for charges payable upon redemption. You would pay the following expenses if you did not redeem your shares and thus did not incur such charges.

-------------------------------------------------
                        1 year         3 years
-------------------------------------------------
Investor Class          $63            $198
-------------------------------------------------
Institutional Class     $43            $135
-------------------------------------------------
A Class                 $312           $496
-------------------------------------------------
B Class                 $164           $508
-------------------------------------------------
C Class                 $164           $508
-------------------------------------------------
R Class                 $114           $355
-------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks to maximize total return. As a secondary objective, the fund seeks a high level of income.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund invests at least 65% of its assets in investment-grade, non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

To round out the portfolio, the fund may invest up to 35% of its assets in high-yield and/or emerging markets debt securities. The fund considers a security to be an emerging markets security if its issuer is located outside the following list of developed countries: Australia, Austria, Belgium, Bermuda,
Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy,
Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore,
Spain, Sweden, Switzerland, the United Kingdom and the United States. In
determining an issuer's location, the portfolio managers may consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.

No more than 10% of the fund's assets may be invested in non-dollar denominated debt securities.

The weighted average duration of the fund's portfolio must be three years or shorter. Duration, which is an indication of the relative sensitivity of a security's market value to changes in interest rates, is based upon the aggregate of the present value of all principal and interest payments to be received, discounted at the current market rate of interest and expressed in years. The longer the weighted average duration of the fund's portfolio, the more sensitive its market value is to interest rate fluctuations. Duration is different from maturity in that it attempts to measure the interest rate sensitivity of a security, as opposed to its expected final maturity. Further, the weighted average duration of a portfolio will change in response to a change in interest rates, whereas weighted average maturity may not. Duration is generally shorter than remaining time to final maturity because it gives weight to periodic interest payments, as well as the payment of principal at maturity.
Due to factors other than interest rate changes that affect the price of a specific security, there generally is not an exact correlation between the price volatility of a security indicated by duration and the actual price volatility of a security.

During periods of rising interest rates, the portfolio managers may shorten the portfolio's duration in order to reduce the effect of bond price declines on the fund's value. When interest rates are falling and bond prices are rising, they may lengthen the portfolio's duration, within the three year duration limit.

The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government
National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal
National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage
Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not
guaranteed by the U.S. Treasury or supported by the full faith and credit of the
U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objectives.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its objectives.

For more information about the fund's credit quality standards and about credit risk, please see BASICS OF FIXED-INCOME INVESTING beginning on page XX.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. THIS INTEREST RATE RISK IS GENERALLY HIGHER
FOR SHORT DURATION THAN FOR FUNDS THAT HAVE SHORTER-WEIGHTED AVERAGE DURATIONS,
SUCH AS MONEY MARKET FUNDS. See the discussion on page XX for more information about the effects of changing interest rates on the fund's portfolio.

Although most of the securities purchased by the fund are quality debt securities at the time of purchase, the fund may invest part of its assets in securities rated in the lowest investment-grade category (e.g., BBB) and up to
35% of its assets in high-yield debt securities, which are rated in the fifth category (e.g., BB) or below. As a result, the fund has some credit risk.
Although their securities are considered investment-grade, issuers of BBB-rated securities (and securities of similar quality) are more likely to have problems making interest and principal payments than issuers of higher-rated securities.
Issuers of securities rated BB or below (and securities of similar quality) are even more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. These factors may be more likely to cause an issuer of low-quality debt securities to default on its obligation to pay the interest and principal due under its securities.

The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

The fund may invest in debt securities backed by mortgages or assets such as auto loan, home equity loan or student loan receivables. These underlying obligations may be prepaid, as when a homeowner refinances a mortgage to take advantage of declining interest rates. If so, the fund must reinvest prepayments at current rates, which may be less than the rate of the prepaid mortgage.
Because of this prepayment risk, the fund may benefit less from declining interest rates than funds of similar duration that invest less heavily in mortgage- and asset-backed securities.

The fund may invest in the securities of foreign companies. Foreign securities can have certain unique risks, including unstable political and economic structures, reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S.
issuers.

In addition, investments in foreign countries are subject to currency risk, meaning that because a portion of the fund's investments may be denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Gains or losses involving some futures, options, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

The fund's share value will fluctuate. As a result, it is possible to lose money by investing in the fund. In general, funds that have higher potential income have higher potential loss.

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio managers decide which debt securities to buy and sell by

o    determining which debt securities help a fund meet its duration or maturity requirements

o    identifying debt securities that satisfy a fund's credit quality standards

o    evaluating current economic conditions and assessing the risk of inflation

o    evaluating special features of the debt securities that may make them more or less attractive

DURATION

Duration, which is an indication of the relative sensitivity of a security's market value to changes in interest rates, is based upon the aggregate of the present value of all principal and interest payments to be received, discounted at the current market rate of interest and expressed in years. The longer the weighted average duration of the fund's portfolio, the more sensitive its market value is to interest rate fluctuations. For example, if the weighted average duration of the fund's portfolio is two years, a 2% change in the value of the fund's portfolio would be expected for every 1% change in interest rates.

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the portfolio managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio.
This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how portfolio managers would calculate the weighted average maturity for a fund that owned only two debt securities.

--------------------------------------------------------------------------------------
                              Amount of        Percent of     Remaining       Weighted
                              Security Owned   Portfolio      Maturity        Maturity
--------------------------------------------------------------------------------------
Debt Security A               $100,000         25%             4 years         1 year
--------------------------------------------------------------------------------------
Debt Security B               $300,000         75%            12 years         9 years
--------------------------------------------------------------------------------------
Weighted Average Maturity                                                     10 years
--------------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average duration and the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund.
When rates fall, the opposite is true.

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment. Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

The portfolio managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns.
Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return.
If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The fund engages in a variety of investment techniques as it pursues its investment objectives. Each technique has its own characteristics and may pose some level of risk to the fund. To learn more about these techniques, you should review the statement of additional information before making an investment.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about the fund's operations. Although the Board of
Trustees does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the trustees are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund's fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The percentage rate used to calculate the management fee for each class of shares of the fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the Category Fee)
and (ii) the assets of all funds in the American Century family of funds (the
Complex Fee). The statement of additional information contains detailed information about the calculation of the management fee.

The fund will pay the advisor a unified management fee calculated by adding the appropriate Investment Category and Complex Fees from the following schedules:

INVESTMENT CATEGORY FEE SCHEDULE FOR SHORT DURATION FUND
--------------------------------------------------------------------------------
Category Assets                   Fee Rate
--------------------------------------------------------------------------------
First $1 billion                  0.4100%
--------------------------------------------------------------------------------
Next $1 billion                   0.3580%
--------------------------------------------------------------------------------
Next $3 billion                   0.3280%
--------------------------------------------------------------------------------
Next $5 billion                   0.3080%
--------------------------------------------------------------------------------
Next $15 billion                  0.2950%
--------------------------------------------------------------------------------
Next $25 billion                  0.2930%
--------------------------------------------------------------------------------
Thereafter                        0.2925%
--------------------------------------------------------------------------------

COMPLEX FEE SCHEDULE
--------------------------------------------------------------------------------
Category Assets                 Investor, A, B, C and R Class  Institutional
                                Fee Rate                       Fee Rate
--------------------------------------------------------------------------------
First $2.5 billion              0.3100%                        0.1100%
--------------------------------------------------------------------------------
Next $7.5 billion               0.3000%                        0.1000%
--------------------------------------------------------------------------------
Next $15.0 billion              0.2985%                        0.0985%
--------------------------------------------------------------------------------
Next $25.0 billion              0.2970%                        0.0970%
--------------------------------------------------------------------------------
Next $25.0 billion              0.2870%                        0.0870%
--------------------------------------------------------------------------------
Next $25.0 billion              0.2800%                        0.0800%
--------------------------------------------------------------------------------
Next $25.0 billion              0.2700%                        0.0700%
--------------------------------------------------------------------------------
Next $25.0 billion              0.2650%                        0.0650%
--------------------------------------------------------------------------------
Next $25.0 billion              0.2600%                        0.0600%
--------------------------------------------------------------------------------
Next $25.0 billion              0.2550%                        0.0550%
--------------------------------------------------------------------------------
Thereafter                      0.2500%                        0.0500%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. These teams are organized by broad investment categories, such as money markets and taxable bonds. The individuals listed below serve as the lead portfolio managers for the fund. As such, they are ultimately responsible for security selection and portfolio construction for the fund, as well as compliance with stated
investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the fund.

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer -- Fixed Income, has been a member of the team that manages the fund since its inception in November 2006. He joined
American Century in May 1991 as a portfolio manager. He has a bachelor's degree in economics from Boston University and an MBA in finance from the University of
Delaware.

ROBERT V. GAHAGAN

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since its inception in November 2006.
He joined American Century in 1983 and became a portfolio manager in January
1991. He has a bachelor's degree in economics and an MBA from the University of
Missouri -- Kansas City.

JAMES F. KEEGAN

Mr. Keegan, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since its inception in November 2006.
Prior to joining American Century in February 2006, he was chief investment officer with Westmoreland Capital Management, LLC from 2002 to 2003. He has a bachelor's degree in business management from St. Francis College and an MBA from Fordham University Graduate School of Business.

JEFFREY L. HOUSTON
Mr. Houston, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since its inception in November 2006. He joined
American Century in November 1990 and became a portfolio manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse
University. He is a CFA charterholder.

ALEJANDRO H. AGUILAR

Mr. Aguilar, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since its inception in November 2006. Prior to joining American Century in October 2003, he was an investment officer with
CalPERS from July 2002 to October 2003 and director of portfolio management at
TIAA-CREF from June 1994 to March 2002. He has a bachelor's degree in economics from the University of California -- Berkeley and an MBA from the University of
Michigan. He is a CFA charterholder.

BRIAN HOWELL

Mr. Howell, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since its inception in November 2006. He joined
American Century in 1987 and became a portfolio manager in January 1996. He has a bachelor's degree in mathematics/statistics and an MBA from the University of
California -- Berkeley.

MICHAEL DIFLEY

Mr. Difley, Vice President and Portfolio Manager, has been a member of the team that manages the fund since its inception in November 2006. He joined American
Century in July 1996 and became a portfolio manager in November 2001. He has a
B.S. in business administration (finance concentration) from California
Polytechnic State University - San Luis Obispo. He is a Certified Public
Accountant and a CFA charterholder.

JOHN F. WALSH
Mr. Walsh, Vice President and Portfolio Manager, has been a member of the team that manages the fund since its inception in November 2006. He joined American
Century in February 1996 and became a portfolio manager in September 1997. He has a bachelor's degree in marketing from Loyola Marymount University and an MBA in finance from Creighton University.

DAN SHIFFMAN

Mr. Shiffman, Vice President and Portfolio Manager, has been a member of the team that manages the fund since its inception in November 2006. He joined
American Century in May 2004 as a senior structured securities analyst. He became a portfolio manager in February 2006. Prior to joining American Century, he was an investment officer at CalPERS from August 1996 to April 2004. He has a bachelor's degree from the University of California-Berkeley and an MBA from
Thunderbird, The Garvin School of International Management. He is a CFA
charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

INVESTING DIRECTLY WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed under WAYS
TO MANAGE YOUR ACCOUNT when the account is opened. If you do not want these services, see CONDUCTING BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING
If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See
ACCOUNT MAINTENANCE FEE in this section. If you want to add online and telephone services later, you can complete an Investor Service Options form.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

               PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS,
               UGMA/UTMA ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
               ACCOUNTS, IRAS (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-,
               SARSEP- AND SIMPLE-IRAS), AND CERTAIN OTHER RETIREMENT ACCOUNTS.
               IF YOU HAVE ONLY BUSINESS, BUSINESS RETIREMENT,
               EMPLOYER-SPONSORED OR AMERICAN CENTURY BROKERAGE ACCOUNTS, YOU
               ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE SUBJECT TO
               OTHER FEES.

WIRE PURCHASES

CURRENT INVESTORS: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

o    American Century's bank information: Commerce Bank N.A., Routing No.
     101000019, Account No. 2804918

o    Your American Century account number and fund name

o    Your name

o    The contribution year (for IRAs only)

NEW INVESTORS: To make a wire purchase into a new account, please complete an application prior to wiring money.

WAYS TO MANAGE YOUR ACCOUNT

ONLINE
--------------------------------------------------------------------------------

americancentury.com

OPEN AN ACCOUNT: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS: Make an additional investment into an established
American Century account if you have authorized us to invest from your bank account.

SELL SHARES*: Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* Online redemptions up to $25,000 per day.

IN PERSON
--------------------------------------------------------------------------------

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

o    4500 Main Street, Kansas City, Missouri -- 8 a.m. to 5 p.m., Monday -
     Friday

o    4917 Town Center Drive, Leawood, Kansas -- 8 a.m. to 5 p.m., Monday -
     Friday, 8 a.m. to noon, Saturday

o    1665 Charleston Road, Mountain View, California -- 8 a.m. to 5 p.m., Monday
     - Friday

BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR SERVICES REPRESENTATIVE: 1-800-345-2021

INSTITUTIONAL SERVICE REPRESENTATIVE: 1-800-345-3533

BUSINESS, NOT-FOR-PROFIT AND EMPLOYER-SPONSORED RETIREMENT PLANS: 1-800-345-3533

AUTOMATED INFORMATION LINE: 1-800-345-8765

OPEN AN ACCOUNT: If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS: Call or use our Automated Information Line if you
have authorized us to invest from your bank account. The Automated Information
Line is available only to Investor Class shareholders.

SELL SHARES: Call a Service Representative.

BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. Box 419200, Kansas City, MO 64141-6200 -- Fax: 816-340-7962

OPEN AN ACCOUNT: Send a signed, completed application and check or money order payable to American Century Investments.

EXCHANGE SHARES: Send written instructions to exchange your shares from one
American Century account to another.

MAKE ADDITIONAL INVESTMENTS: Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY
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OPEN AN ACCOUNT: Not available.

EXCHANGE SHARES: Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.

SELL SHARES: You may sell shares automatically by establishing Check-A-Month or
Automatic Redemption plans.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.

INVESTING THROUGH A FINANCIAL INTERMEDIARY

The fund's A, C and R Classes are intended for purchase by participants in employer-sponsored retirement plans. Additionally, the fund's A, B and C Classes are intended for persons purchasing shares through FINANCIAL INTERMEDIARIES that provide various administrative and distribution services. For more information regarding plan types, please see Buying and Selling Fund Shares in the statement of additional information.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
               COMPANIES, PLAN SPONSORS AND FINANCIAL PROFESSIONALS.

Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.

The following chart provides a summary description of these classes.

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A Class                                   B Class
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Initial sales charge(1)                   No initial sales charge
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Generally no contingent deferred          Contingent deferred sales charge on
sales charge(2)                           redemptions within six years
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12b-1 fee of 0.25%                        12b-1 fee of 1.00%
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No conversion feature                     Convert to A Class shares eight years
                                          afterpurchase
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Generally more appropriate                Aggregate purchases limited to amounts
for long-term investors                   less than $100,000; generally offered
                                          through financial intermediaries(3)
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C Class                                   R Class
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No initial sales charge                   No initial sales charge
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Contingent deferred sales charge on       No contingent deferred sales charge
redemptions within 12 months
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12b-1 fee of 1.00%                        12b-1 fee of 0.50%
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No conversion feature                     No conversion feature
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Aggregate purchases limited to amounts    Generally offered through employer-
less than $1,000,000; generally more      sponsored retirement plans and other
appropriate for short-term investors      fee-based arrangements(4)
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(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF YOUR
     INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES CHARGE
     FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

(3)  INVESTORS IN SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS ESTABLISHED
     PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES. THIS CLASS IS NOT
     AVAILABLE FOR EMPLOYER-SPONSORED RETIREMENT PLANS AFTER AUGUST 1, 2006.

(4)  IRA ACCOUNTS IN R CLASS SHARES ESTABLISHED THROUGH FINANCIAL INTERMEDIARIES
     PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES. THIS CLASS IS
     AVAILABLE FOR EMPLOYER-SPONSORED RETIREMENT PLANS ONLY AFTER AUGUST 1,
     2006.

CALCULATION OF SALES CHARGES

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the
INVESTORS USING ADVISORS and INVESTMENT PROFESSIONALS portions of the Web site.
From the description of A, B or C Class shares, a hyperlink will take you directly to this disclosure.

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

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                                                                  Amount paid to
                                                                  Financial
                           Sales Charge        Sales Charge       Professional
                           as a % of           as a % of Net      as a % of
Purchase Amount            Offering Price      Amount Invested    Offering Price
-------------------------------------------------------------------------------------
Less than $24,999             2.25%               2.30%           2.00%
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$25,000 - $49,999             2.25%               2.30%           2.00%
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$50,000 - $99,999             2.25%               2.30%           2.00%
-------------------------------------------------------------------------------------
$100,000 - $249,999           1.75%               1.78%           1.50%
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$250,000 - $499,999           1.50%               1.52%           1.25%
-------------------------------------------------------------------------------------
$500,000 - $749,999           1.25%               1.26%           1.00%
-------------------------------------------------------------------------------------
$750,000 - $999,999           1.25%               1.26%           1.00%
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$1,000,000 or more            0.00%               0.00%           1.00%(1)
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(1)  FOR PURCHASES OVER $1,000,000 BY EMPLOYER-SPONSORED RETIREMENT PLANS, NO
     UPFRONT AMOUNT WILL BE PAID TO FINANCIAL PROFESSIONALS.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your immediate family (your spouse and your children under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

o    Certain trust accounts

o    Solely controlled business accounts

o    Single-participant retirement plans

o    Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts, rather than accounts aggregated at the intermediary level, may be included.

CONCURRENT PURCHASES. You may combine simultaneous purchases in A, B or C Class shares of any two or more American Century Advisor Funds (funds that offer A, B and C Class shares) to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of
Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional A Class sales charges that will be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

o    Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor

o    Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century

o    Present or former officers, directors and employees (and their families) of
     American Century

o    Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's policies. Refer to Buying and Selling Fund
     Shares in the statement of additional information

o    IRA Rollovers from any American Century Advisor Fund held in an employer-sponsored retirement plan

o    Certain other investors as deemed appropriate by American Century

B Class

B Class shares are sold at their net asset value without an initial sales charge. For sales of B Class shares, the amount paid to your financial professional is 4.00% of the amount invested. If you redeem your shares within six years of purchase date, you will pay a contingent deferred sales charge
(CDSC) as set forth below. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

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Redemption During                CDSC as a % of Original Purchase Price
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1st year                         5.00%
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2nd year                         4.00%
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3rd year                         3.00%
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4th year                         3.00%
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5th year                         2.00%
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6th year                         1.00%
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After 6th year                   None
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B Class shares (which carry a 1.00% 12b-1 fee) will automatically convert to A
Class shares (which carry a 0.25% 12b-1 fee) within 31 days after the eight-year anniversary of the purchase date.

C Class

C Class shares are sold at their net asset value without an initial sales charge. For sales of C Class shares, the amount paid to your financial professional is 1.00% of the amount invested. If you redeem your shares within
12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial professional.

The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable CDSC may be waived in the following cases:

o    redemptions through systematic withdrawal plans not exceeding annually:

     o    12% of the lesser of the original purchase cost or current market value for A Class shares

     o    12% of the original purchase cost for B Class shares

     o    12% of the lesser of the original purchase cost or current market value for C Class shares

o    distributions from IRAs due to attainment of age 59-1/2 for A Class shares and for C Class shares

o    required minimum distributions from retirement accounts upon reaching age
     70-1/2

o    tax-free returns of excess contributions to IRAs

o    redemptions due to death or post-purchase disability

o    exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

o    IRA Rollovers from any American Century Advisor Fund held in an employer-sponsored retirement plan, for A Class shares only

o    if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Advisor
Fund at the then-current net asset value without paying an initial sales charge.
At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial professional must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once per account.
This privilege applies only if the new account is owned by the original account owner.

EXCHANGING SHARES

You may exchange shares of the fund for shares of the same class of another
American Century Advisor Fund without a sales charge if you meet the following criteria:

o    The exchange is for a minimum of $100

o    For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

EXCHANGES BETWEEN FUNDS (C CLASS)

You may exchange C Class shares of a fund for C Class shares of any other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a CDSC on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

BUYING AND SELLING SHARES

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business.
Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century or the fund. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT

Minimum Initial Investment Amounts (other than Institutional Class) Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See INVESTING
THROUGH A FINANCIAL INTERMEDIARY for more information.

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Broker-dealer sponsored wrap program accounts
and/or fee-based accounts
accounts                                                       No minimum
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Coverdell Education Savings Account (CESA)                     $2,000(1)
--------------------------------------------------------------------------------
Employer-sponsored retirement plans                            No minimum
--------------------------------------------------------------------------------

(1)  THE MINIMUM INITIAL INVESTMENT FOR FINANCIAL INTERMEDIARIES IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional investments directly with American
Century. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTIONS

If you sell your B and C Class or, in certain cases, A Class shares within a certain time after their purchase, you will pay a sales charge the amount of which is contingent upon the amount of time you have held your shares, as described above. Your redemption proceeds will be calculated using the NET ASSET
VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S
               SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN ACCOUNTS BELOW MINIMUM

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 90 days to meet the minimum. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. Please note that you may incur tax liability as a result of the redemption. For
Institutional Class shares, we reserve the right to convert your shares to
Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

o    You have chosen to conduct business in writing only and would like to redeem over $100,000.

o    Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners.

o    Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

o    You are transferring ownership of an account over $100,000.

o    You change your address and request a redemption over $100,000 within 15 days.

o    You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's Board of Trustees has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because American
Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call us or your financial professional. For American Century
Brokerage accounts, please call 1-888-345-2071.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of the fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. The fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

o    if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

o    a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as CAPITAL GAINS realized by the fund on the sale of its investment securities. The fund pays distributions from net income monthly. The fund generally pays distributions from realized capital gains, if any, once a year usually in December. The fund may make more frequent distributions, if necessary, to comply with Internal
Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
               AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

TAXES

The tax consequences of owning shares of a fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by a fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case they are taxed as long-term capital gains.

               QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM
               THE STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION,
               PROVIDED THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING
               PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

--------------------------------------------------------------------------------
                                       Tax Rate for 10%       Tax Rate for
Type of Distribution                   and 15% Brackets       All Other Brackets
--------------------------------------------------------------------------------
Short-term capital gains               Ordinary Income        Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (more than
1 year) and Qualified Dividend Income          5%                     15%
--------------------------------------------------------------------------------

If the fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American Century offers six classes of shares of the fund through financial intermediaries: Investor Class, Institutional Class, A Class, B Class, C Class
and R Class.

The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services.
It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C Classes, and 0.50% for R
Class to the distributor. The distributor may use these fees to pay for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available.
Because these fees are used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.
The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediary for their sales activities; (2)
shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by ensuring that they are educated about the fund, and to help such intermediaries defray costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

Notes

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century at the addresses or telephone numbers listed below or by contacting your financial intermediary.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

On the Internet             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

By mail                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

---------------------------------------------------------
Fund Reference                        Fund Code
---------------------------------------------------------
   Investor
---------------------------------------------------------
   Institutional
---------------------------------------------------------
   A Class
---------------------------------------------------------
   B Class
---------------------------------------------------------
   C Class
---------------------------------------------------------
   R Class
---------------------------------------------------------

INVESTMENT COMPANY ACT FILE NO. 811-7822

American Century Investments
americancentury.com
                                    Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors      Financial Professionals, Insurance Companies
P.O. Box 419200                     P.O. Box 419786
Kansas City, Missouri 64141-6200    Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575      1-800-345-6488

0611
SH-PRS-51380

                                                              November 30, 2006

American Century Investments
STATEMENT OF ADDITIONAL INFORMATION

American Century Investment Trust

Core Plus Fund

Diversified Bond Fund

High-Yield Fund

American Century-Mason Street High-Yield Bond Fund

Inflation Protection Bond Fund

NT Diversified Bond

Premium Money Market Fund

Prime Money Market Fund

American Century-Mason Street Select Bond Fund

Short Duration Fund

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES DATED AUGUST 1, 2006 AND NOVEMBER 30, 2006, BUT IS NOT A
PROSPECTUS. THE STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN
CONJUNCTION WITH THE FUNDS' CURRENT PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A
PROSPECTUS, PLEASE CONTACT US AT ONE OF THE ADDRESSES OR TELEPHONE NUMBERS
LISTED ON THE BACK COVER OR VISIT AMERICAN CENTURY'S WEB SITE AT
AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY
REFERENCE CERTAIN INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL
AND SEMIANNUAL REPORTS, WHICH ARE DELIVERED TO ALL INVESTORS.
YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL OR
SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century Investment
Services, Inc., Distributor

American Century Investment Services, Inc., Distributor
©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

The Funds' History...........................................................XX

Fund Investment Guidelines...................................................XX
      Core Plus, Diversified Bond, NT Diversified Bond and Short Duration....XX
      High-Yield.............................................................XX
      High-Yield Bond .......................................................XX
      Inflation Protection Bond..............................................XX
      Premium Money Market and Prime Money Market............................XX
      Select Bond............................................................XX

Fund Investments and Risks...................................................XX
      Investment Strategies and Risks........................................XX
      Investment Policies....................................................XX
      Portfolio Turnover.....................................................XX
      Temporary Defensive Measures...........................................XX

Management...................................................................XX
      The Board of Trustees..................................................XX
      Ownership of Fund Shares...............................................XX
      Code of Ethics.........................................................XX
      Proxy Voting Guidelines................................................XX
      Disclosure of Portfolio Holdings.......................................XX

Funds' Principal Shareholders................................................XX

Service Providers............................................................XX
      Investment Advisor.....................................................XX
      Portfolio Managers.....................................................XX
      Transfer Agent and Administrator.......................................XX
      Distributor............................................................XX
      Custodian Banks........................................................XX
      Independent Registered Public Accounting Firm..........................XX

Brokerage Allocation.........................................................XX
      Regular Broker-Dealers.................................................XX

Information about Fund Shares................................................XX
      Multiple Class Structure...............................................XX
      Buying and Selling Fund Shares.........................................XX
      Valuation of a Fund's Securities.......................................XX

Taxes....................................................................... XX
      Federal Income Tax.....................................................XX
      State and Local Taxes..................................................XX

Financial Statements.........................................................XX

Explanation of Fixed-Income Securities Ratings...............................XX

THE FUNDS' HISTORY

American Century Investment Trust is a registered open-end management investment company that was organized as a Massachusetts business trust on June 16, 1993.
Until January 1997, it was known as Benham Investment Trust. Throughout the statement of additional information, we refer to American Century Investment
Trust as the trust.

For accounting and performance purposes, the Premium Money Market fund is the post-reorganization successor to the Premium Capital Reserve and Premium
Government Reserve funds, the Diversified Bond fund is the post-reorganization successor to the Premium Bond, Intermediate-Term Bond and Bond funds and the
High-Yield fund is the post-reorganization successor to the old High-Yield fund.
All references to fees and expenses paid by the Premium Money Market fund and the Diversified Bond fund for the fiscal year ended March 31, 2002, include amounts paid by the Premium Capital Reserve fund, and the Premium Bond fund, respectively. All references to fees and expenses paid by the High-Yield fund for the fiscal year ended October 31, 2002, represent amounts paid by the old
High-Yield fund.

For accounting and performance purposes, the Select Bond fund is the post-reorganization successor to the Mason Street Select Bond fund, and the
High-Yield Bond fund is the post-reorganization successor to the Mason Street
High-Yield Bond fund. All references to fees and expenses paid by the Select
Bond fund and the High-Yield Bond fund prior to April 1, 2006, are for the fiscal year ended March 31, and represent amounts paid by the Mason Street
Select Bond and Mason Street High-Yield Bond funds.

Each fund described in this statement of additional information is a separate series of the trust and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

FUND/CLASS                         TICKER SYMBOL               INCEPTION DATE
--------------------------------------------------------------------------------
CORE PLUS FUND

   Investor Class                   N/A                         11/30/2006
--------------------------------------------------------------------------------
   Institutional Class              N/A                         11/30/2006
--------------------------------------------------------------------------------
   A Class                          N/A                         11/30/2006
--------------------------------------------------------------------------------
   B Class                          N/A                         11/30/2006
--------------------------------------------------------------------------------
   C Class                          N/A                         11/30/2006
--------------------------------------------------------------------------------
   R Class                          N/A                         11/30/2006
--------------------------------------------------------------------------------
DIVERSIFIED BOND FUND

   Investor Class                   ADFIX                       12/03/2001
--------------------------------------------------------------------------------
   Institutional Class              ACBPX                       04/01/1993
--------------------------------------------------------------------------------
   A Class                          CDBAX                       01/31/2003
--------------------------------------------------------------------------------
   B Class                          CDBBX                       01/31/2003
--------------------------------------------------------------------------------
   C Class                          CDBCX                       01/31/2003
--------------------------------------------------------------------------------
   R Class                          ADVRX                       07/29/2005
--------------------------------------------------------------------------------
   Advisor Class                    ADFAX                       12/03/2001
--------------------------------------------------------------------------------
HIGH-YIELD FUND

   Investor Class                   ABHIX                       09/30/1997
--------------------------------------------------------------------------------
   Institutional Class              ACYIX                       08/02/2004
--------------------------------------------------------------------------------
   A Class                          ACYAX                       01/31/2003
--------------------------------------------------------------------------------
   B Class                          ACYBX                       01/31/2003
--------------------------------------------------------------------------------
   C Class                          AHDCX                       12/10/2001
--------------------------------------------------------------------------------
   R Class                          AHYRX                       07/29/2005
--------------------------------------------------------------------------------
   Advisor Class                    AHYVX                       03/08/2002
--------------------------------------------------------------------------------
HIGH-YIELD BOND FUND

   Investor Class                   ACYVX                       04/03/2006
--------------------------------------------------------------------------------
   Institutional Class              ACYSX                       04/03/2006
--------------------------------------------------------------------------------
   A Class                          MHYAX                       03/31/1997
--------------------------------------------------------------------------------
   B Class                          MHYBX                       03/31/1997
--------------------------------------------------------------------------------
   C Class                          ACYCX                       04/03/2006
--------------------------------------------------------------------------------
   R Class                          ACYRX                       04/03/2006
--------------------------------------------------------------------------------
INFLATION PROTECTION BOND FUND

   Investor Class                   APOIX                       05/31/2005
--------------------------------------------------------------------------------
   Institutional Class              APISX                       05/31/2005
--------------------------------------------------------------------------------
   A Class                          APOAX                       05/31/2005
--------------------------------------------------------------------------------
   B Class                          APOBX                       05/31/2005
--------------------------------------------------------------------------------
   C Class                          APOCX                       05/31/2005
--------------------------------------------------------------------------------
   R Class                          APORX                       05/31/2005
--------------------------------------------------------------------------------

FUND/CLASS                          TICKER SYMBOL               INCEPTION DATE
--------------------------------------------------------------------------------
NT DIVERSIFIED BOND FUND

   Institutional Class              N/A                         05/12/2006
--------------------------------------------------------------------------------
PREMIUM MONEY MARKET FUND

   Investor Class                   TCRXX                       04/01/1993
--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND

   Investor Class                   BPRXX                       11/17/1993
--------------------------------------------------------------------------------
   A Class                          APMXX                       01/31/2003
--------------------------------------------------------------------------------
   B Class                          BPMXX                       01/31/2003
--------------------------------------------------------------------------------
   C Class                          ARCXX                       05/07/2002
--------------------------------------------------------------------------------
   Advisor Class                    ACAXX                       08/28/1998
--------------------------------------------------------------------------------
SELECT BOND FUND

   Investor Class                   ACNVX                       04/03/2006
--------------------------------------------------------------------------------
   Institutional Class              ACOIX                       04/03/2006
--------------------------------------------------------------------------------
   A Class                          MBDAX                       03/31/1997
--------------------------------------------------------------------------------
   B Class                          MBDBX                       03/31/1997
--------------------------------------------------------------------------------
   C Class                          ACNLX                       04/03/2006
--------------------------------------------------------------------------------
   R Class                          ACLRX                       04/03/2006
--------------------------------------------------------------------------------
SHORT DURATION FUND

   Investor Class                   N/A                         11/30/2006
--------------------------------------------------------------------------------
   Institutional Class              N/A                         11/30/2006
--------------------------------------------------------------------------------
   A Class                          N/A                         11/30/2006
--------------------------------------------------------------------------------
   B Class                          N/A                         11/30/2006
--------------------------------------------------------------------------------
   C Class                          N/A                         11/30/2006
--------------------------------------------------------------------------------
   R Class                          N/A                         11/30/2006
--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, INVESTMENT STRATEGIES AND RISKS, which begins on page XX. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussion contained in the prospectuses.

Core Plus, Diversified Bond, High-Yield, High-Yield Bond, NT
Diversified Bond, Select Bond, and Short Duration are diversified as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified
means that, with respect to 75% of its total assets, a fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than
U.S. government securities and securities of other investment companies).

Inflation Protection Bond is a nondiversified fund. Nondiversified means that a fund may invest a greater portion of its assets in a smaller number of securities than a diversified fund. Although Inflation Protection Bond's portfolio managers expect that it will ordinarily satisfy the requirements of a diversified fund, its nondiversified status gives it more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Premium Money Market and Prime Money Market operate pursuant to Rule 2a-7 under the Investment Company Act which permits the valuation of portfolio securities on the basis of amortized cost. To rely on Rule 2a-7, the funds must comply with the definition of diversified under the rule.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year:

(1)  no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company); and

(2)  with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In general, within the restrictions outlined here and in the funds'
prospectuses, the portfolio managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. Subject to the specific limitations applicable to a fund, the fund management teams may invest the assets of each fund in varying amounts in other instruments when such a course is deemed appropriate in order to pursue a fund's investment objective.

Premium Money Market and Prime Money Market have obtained private insurance that partially protects them against default of principal or interest payments on the instruments they hold, and against bankruptcy by issuers and credit enhancers of these instruments. Although the funds will be charged premiums by an insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the funds may incur losses regardless of the insurance. The insurance does not guarantee or insure that the funds will be able to maintain a stable net asset value of $1.00 per share.

CORE PLUS, DIVERSIFIED BOND, NT DIVERSIFIED BOND, AND SHORT DURATION

Core Plus and Short Duration seek to maximize total return by investing in non-money market debt securities. As a secondary objective, the funds seek a high level of income. Under normal market conditions, at least 65% of the funds'
assets will be invested in investment grade, non-money market debt securities.
To round out the portfolios, the funds may each invest up to 35% of their assets in the high-yield and/or emerging market debt securities. No more than 10% of each fund's assets can be invested in non-dollar denominated debt securities.

Diversified Bond and NT Diversified Bond seek a high level of income by investing in non-money market debt securities. Under normal market conditions, at least 80% of the funds' assets will be invested in high- and medium-grade non-money market debt securities. Shorter-term debt securities round out these portfolios.

There are no duration or maturity restrictions on the individual securities in which the funds may invest. Short Duration, however, must have a weighted average adjusted portfolio duration of 3 years or shorter. In addition, Core
Plus, Diversified Bond and NT Diversified Bond must have a weighted average portfolio maturity of 3.5 years or longer.

Subject to the aggregate portfolio duration and maturity requirements, the portfolio managers will actively manage the portfolios of each fund, adjusting the weighted average adjusted portfolio duration or weighted average portfolio maturities in response to expected changes in interest rates.

During periods of rising interest rates, shorter weighted average adjusted portfolio duration or weighted average maturities may be adopted in order to reduce the effect of bond price declines on each fund's net asset value. When interest rates are falling and bond prices rising, longer weighted average adjusted portfolio duration or weighted average portfolio maturities may be adopted.

To achieve its objective, each fund may invest some or all of its assets in a diversified portfolio of high- and medium-grade debt securities payable in both
U.S. and foreign currencies. Core Plus and Short Duration may additionally each invest up to 35% of its assets in non-investment-grade securities, which have been rated below the four highest categories used by at least one nationally recognized statistical rating organization (e.g., BB or lower by Standard &
Poor's (S&P) or Ba or lower by Moody's Investor Services (Moody's)), or as determined by the investment advisor to be of similar quality.
Non-investment-grade securities are subject to greater credit risk and consequently offer higher yields.

Diversified Bond and NT Diversified Bond may invest in securities that at the time of purchase have been rated by Moody's, S&P or another nationally recognized statistical rating organization as having at least the following minimum ratings:

TYPE OF SECURITY             GENERAL CREDIT LIMIT        MOODY'S            S&P
--------------------------------------------------------------------------------
Short-term notes             two highest categories      MIG-2              SP-2
--------------------------------------------------------------------------------
Corporate, sovereign         five highest categories     Ba                 BB
and municipal bonds
--------------------------------------------------------------------------------
Other types                  two highest categories      P-2                A-2
--------------------------------------------------------------------------------

The funds also may invest in unrated securities if the portfolio managers determine that they are of equivalent credit quality. The funds also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with each fund's investment objective.

Corporate, sovereign and municipal bonds that the funds may buy include securities rated in the fifth highest rating category, which are known as
"medium-grade securities." Medium-grade securities are somewhat speculative.
While adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal by issuers of fourth-category-rated securities (Moody's Baa, S&P's BBB), this sensitivity and exposure to adverse or changing economic conditions is heightened in fifth-category-rated (Moody's Ba, S&P's BB) securities. Diversified Bond and NT
Diversified Bond may invest no more than 15% of its total assets in securities rated Ba or BB (or their equivalent).

The funds may invest in U.S. dollar-denominated securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. Specifically, they may invest in (1) direct obligations of the United States, such as Treasury bills, notes and bonds, which are supported by the full faith and credit of the
United States; and (2) obligations (including mortgage-related securities)
issued or guaranteed by agencies and instrumentalities of the U.S. government.
These agencies and instrumentalities may include, but are not limited to, the
Government National Mortgage Association, Federal National Mortgage Association,
Federal Home Loan Mortgage Corporation, Student Loan Marketing Association,
Federal Farm Credit Banks, Federal Home Loan Banks and Resolution Funding
Corporation. The securities of some of these agencies and instrumentalities, such as the Government National Mortgage Association, are guaranteed as to principal and interest by the U.S. Treasury, and other securities are supported by the right of the issuer, such as the Federal Home Loan Banks, to borrow from the Treasury. Other obligations, including those issued by the Federal National
Mortgage Association and the Federal Home Loan Mortgage Corporation, are
supported only by the credit of the instrumentality.

HIGH-YIELD
The fund seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities. The fund invests primarily in lower-rated, higher-yielding corporate bonds, debentures and notes, which are subject to greater credit risk and consequently offer higher yield. The fund also may purchase any of the following:

o    government securities;

o    zero-coupon, step-coupon and pay-in-kind securities;

o    convertible securities;

o    loan interests;

o    common stock or other equity-related securities; and

o    short-term securities.

Up to 40% of the fund's assets may be invested in foreign securities. The fund also may purchase and sell interest rate futures contracts and related options.
See FUTURES AND OPTIONS, page XX.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective.

The securities purchased by the fund generally will be rated in the lower rating categories of recognized rating agencies, as low as C by Moody's or D by S&P, or will be unrated securities that the managers deem of comparable quality. The fund may hold securities with higher ratings when the yield differential between low-rated and higher-rated securities narrows and the risk of loss may be reduced substantially with only a relatively small reduction in yield.

The fund does not invest in securities issued by companies assigned the Global
Industry Classification Standard (GICS) for the tobacco industry. If the issuer of a security purchased by the fund is subsequently found to be classified in the tobacco industry (due to acquisition, merger or otherwise), the fund will sell the security as soon as reasonably possible.

HIGH-YIELD BOND

High-Yield Bond seeks high current income and capital appreciation by investing in non-investment-grade debt securities. Non-investment-grade securities are subject to greater credit risk and consequently offer higher yields. The fund may also purchase any of the following:

o    corporate debt securities, including convertible securities;

o    government securities, including debt securities issued by state and local governments and their agencies, subdivisions, authorities and other government sponsored enterprises;

o    obligations of international agencies or supranational entities;

o    pass-through securities (including mortgage- and asset-backed securities);

o    loan participations and assignments; dollar roll transactions;

o    indexed/structured securities (including hybrid securities, event linked bonds and trust certificates);

o    money market instruments, such as commercial paper, time deposits, bankers'
     acceptances, repurchase agreements and reverse repurchase agreements;

o    derivative instruments, such as options, futures, forwards, swaps agreements and other types of derivatives and exchange traded funds individually or in combination for hedging purposes (including to gain exposure to the securities markets pending investment of cash balances or to meet liquidity needs) or for non-hedging purposes such as seeking to enhance return;

o    zero coupon, pay-in-kind, step, strip, or tender option bonds; and

o    Rule 144A securities.

Up to 30% of the fund's net assets may be invested in foreign securities.

The securities purchased by the fund will typically be rated below investment-grade by at least one nationally recognized statistical rating organization (e.g., BB or lower by Standard & Poor's or Ba or lower by Moody's).
The fund may purchase unrated securities if such securities are determined by the fund's management to be of comparable quality.

INFLATION PROTECTION BOND

Inflation Protection Bond pursues its investment objective by investing in inflation-linked debt securities, including U.S. Treasury securities that are backed by the full faith and credit of the U.S. government and indexed or otherwise structured by the U.S. Treasury to provide protection against inflation. Inflation-linked securities may be issued by the U.S. Treasury in the form of notes or bonds. The fund also may invest in inflation-linked securities issued by U.S. government agencies and instrumentalities other than the U. S.
Treasury. In addition, the fund may invest in inflation-linked securities issued by entities other than the U.S. Treasury or the U.S. government and its agencies and instrumentalities (including domestic and foreign corporations and foreign governments).

Inflation Protection Bond also may invest in securities that are not indexed to inflation for liquidity and total return purposes, or at any time the portfolio managers believe there is an inadequate supply of appropriate inflation-linked securities in which to invest or when such investments are required as a temporary defensive measure. Such investments may include other investment-grade debt securities, including mortgage-backed and asset-backed securities, whether issued by the U.S. government, its agencies or instrumentalities, corporations or other non-governmental issuers. The fund may invest in securities denominated in foreign currencies or in high-yield securities. The fund also may invest in futures and options and forward currency exchange contracts. Inflation
Protection Bond's portfolio may consist of any combination of these securities consistent with investment strategies employed by the advisor. While Inflation
Protection Bond seeks to provide a measure of inflation protection to its investors, there is no assurance that the fund will provide less risk than a fund investing in conventional fixed-principal securities.

There are no maturity or duration restrictions for the securities in which
Inflation Protection Bond may invest. The U.S. Treasury has issued inflation-linked Treasury securities with five-year, 10-year, 20-year and
30-year maturities.

Inflation Protection Bond may be appropriate for investors who are seeking to protect all or a part of their investment portfolio from the effects of inflation.

Traditional fixed-principal notes and bonds pay a stated return or rate of interest and are redeemed at their par amount. Inflation during the period that the securities are outstanding will diminish the future purchasing power of the money invested. Inflation Protection Bond is designed to serve as a vehicle to protect against this diminishing effect.

Inflation Protection Bond is designed to pursue total return using a strategy that seeks to protect against U.S. inflation. Inflation Protection Bond's yield will reflect both the inflation-adjusted interest income and the inflation adjustment to principal, which are features of inflation-linked securities. The current income generated by Inflation Protection Bond will vary with month-to-month changes in the Consumer Price Index or other inflation index and may be substantially more or substantially less than traditional fixed-principal securities.

There are special investment risks, particularly share price volatility and potential adverse tax consequences, associated with investment in inflation-linked securities. These risks are described in the section titled
INVESTMENT STRATEGIES AND RISKS on page XX. You should read that section carefully to make sure you understand the nature of Inflation Protection Bond before you invest in the fund.

PREMIUM MONEY MARKET AND PRIME MONEY MARKET

The funds buy high-quality (first-tier), U.S. dollar-denominated money market instruments and other short-term obligations of banks, governments, insurance companies and corporations. Some of the funds' possible investments are listed in the following table. The obligations referenced in the table and the risks associated with investing in them are described in Investment Strategies and
Risks, which begins on page XX.

ISSUERS                                     TYPES OF OBLIGATIONS
------------------------------------------------------------------------------------------
Domestic and foreign financial              Negotiable certificates of deposit, bankers'
institutions (e.g., banks, broker-dealers,  acceptances, bank notes, funding
insurance companies, leasing                agreements, and commercial paper
and financing corporations)                 (including floating-rate securities)
-----------------------------------------------------------------------------------------
Domestic and foreign                        Commercial paper and short-term
nonfinancial corporations                   corporate debt obligations (including
                                            fixed- and variable-rate notes and bonds)
-----------------------------------------------------------------------------------------
U.S. government and its agencies            U.S. Treasury bills, notes, bonds and
and instrumentalities                       U.S. government agency obligations
                                            (including floating-rate agency securities)
-----------------------------------------------------------------------------------------
Foreign governments and their               Commercial paper and discount notes
agencies and instrumentalities              (including floating-rate agency securities)
-----------------------------------------------------------------------------------------

Under normal market conditions, 25% or more of the funds' assets are invested in obligations of issuers in the financial services industry.

All portfolio holdings are limited to those that, at the time of purchase, have received a rating from two nationally recognized statistical ratings organizations, or if rated by only one agency, from that one, in one of their two highest short-term categories (including any subcategories or gradations indicating relative standing), or if they have no short-term rating are of comparable quality to such a rated security, as determined pursuant to procedures adopted by the funds' Board of Trustees.

Premium Money Market does not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. If the issuer of a security purchased by the fund is subsequently found to be classified in the tobacco industry (due to acquisition, merger or otherwise), the fund will sell the security as soon as reasonably possible.

SELECT BOND

The primary investment objective of the Select Bond Fund is to seek high income and capital appreciation, consistent with preservation of capital. Generally, the fund invests in a diversified portfolio of investment-grade debt securities with maturities exceeding one year. Investment-grade securities are securities rated investment-grade by at least one nationally recognized statistical rating organization (e.g., BBB- or higher by Standard & Poor's or Baa3 or higher by
Moody's), or, if unrated, determined by management to be of comparable quality.

The fund may invest up to 20% of net assets in non-investment-grade, high-yield/high-risk bonds. Also, the fund may invest up to 30% of net assets in foreign securities, consistent with its investment objective, including (i)
foreign securities denominated in a foreign currency and not publicly traded in the U.S. and (ii) U. S. currency denominated foreign securities, including depositary receipts and depository shares issued by U.S. banks (American
Depositary Receipts or ADRs) and U.S. broker-dealers (American Depository
Shares).

In selecting securities for the fund, management develops an outlook for interest rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the fund's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on the manager's outlook for the economy, the financial markets and other factors.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the portfolio managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile.

Asset-Backed Securities (ABS)

To the extent permitted by its investment objective, each fund may invest in asset-backed securities. ABS are structured like mortgage-backed securities, but instead of mortgage loans or interest in mortgage loans, the underlying assets may include, for example, such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, home equity loans, student loans, small business loans, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. The value of an ABS is affected by changes in the market's perception of the assets backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, the financial institution providing any credit enhancement, and subordination levels.

Payments of principal and interest passed through to holders of ABS are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an ABS held by the fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the fund may experience losses or delays in receiving payment.

Some types of ABS may be less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates.
These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

The risks of investing in ABS are ultimately dependent upon the repayment of loans by the individual or corporate borrowers. Although a fund would generally have no recourse against the entity that originated the loans in the event of default by a borrower, ABS typically are structured to mitigate this risk of default.

ABS are generally issued in more than one class, each with different payment terms. Multiple class ABS may be used as a method of providing credit support through creation of one or more classes whose right to payments is made subordinate to the right to such payments of the remaining class or classes.
Multiple classes also may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called strips (ABS entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with classes having characteristics such as floating interest rates or scheduled amortization of principal.

Bank Obligations

Negotiable certificates of deposit (CDs) evidence a bank's obligation to repay money deposited with it for a specified period of time. The following table identifies the types of CDs the funds may buy.

CD TYPE         ISSUER
--------------------------------------------------------------------------------
Domestic        Domestic offices of U.S. banks
--------------------------------------------------------------------------------
Yankee          U.S. branches of foreign banks
--------------------------------------------------------------------------------
Eurodollar      Issued in London by U.S., Canadian, European and Japanese banks
--------------------------------------------------------------------------------
Schedule B      Canadian subsidiaries of non-Canadian banks
--------------------------------------------------------------------------------

The funds may also buy bankers' acceptances, bank notes and time deposits.
Bankers' acceptances are used to finance foreign commercial trade. Issued by a bank with an importer's name on them, these instruments allow the importer to back up its own pledge to pay for imported goods with a bank's obligation to cover the transaction if the importer fails to do so.

Bank notes are senior unsecured promissory notes issued in the United States by domestic commercial banks.

Time deposits are non-negotiable bank deposits maintained for up to seven days at a stated interest rate. These instruments may be withdrawn on demand, although early withdrawals may be subject to penalties.

The bank obligations the portfolio managers may buy generally are not insured by the FDIC or any other insurer.

Commercial Paper

The funds may invest in commercial paper (CP) that is issued by utility, financial, and industrial companies, supranational organizations and foreign governments and their agencies and instrumentalities. Rating agencies assign ratings to CP issuers indicating the agencies' assessment of credit risk.
Investment-grade CP ratings assigned by three rating agencies are provided in the following table.

                     MOODY'S INVESTORS     STANDARD & POOR'S   FITCH INVESTORS SERVICE,
                     SERVICE, INC.                             INC.
---------------------------------------------------------------------------------------
Highest Ratings      Prime-1               A-1/A-1+            F-1/F-1+
                     ------------------------------------------------------------------
                     Prime-2               A-2                 F-2
                     ------------------------------------------------------------------
                     Prime-3               A-3                 F-3
---------------------------------------------------------------------------------------

Some examples of CP and CP issuers are provided in the following paragraphs.

Domestic CP is issued by U.S. industrial and finance companies, utility companies, thrifts and bank holding companies. Foreign CP is issued by non-U.S.
industrial and finance companies and financial institutions. Domestic and foreign corporate issuers occasionally have the underlying support of a well-known, highly rated commercial bank or insurance company. Bank support is provided in the form of a letter of credit (an LOC) or irrevocable revolving credit commitment (an IRC). Insurance support is provided in the form of a surety bond.

Bank holding company CP is issued by the holding companies of many well-known domestic banks, including Citicorp, J.P. Morgan Chase & Company and First Union
National Bank. Bank holding company CP may be issued by the parent of a money center or regional bank.

Thrift CP is issued by major federal- or state-chartered savings and loan associations and savings banks.

Schedule B Bank CP is short-term, U.S. dollar-denominated CP issued by Canadian subsidiaries of non-Canadian banks (Schedule B banks). Whether issued as CP, a certificate of deposit or a promissory note, each instrument issued by a
Schedule B bank ranks equally with any other deposit obligation. CP issued by
Schedule B banks provides an investor with the comfort and reduced risk of a direct and unconditional parental bank guarantee. Schedule B instruments generally offer higher rates than the short-term instruments of the parent bank or holding company.

Asset-backed CP is issued by corporations through special programs. In a typical program, a special purpose corporation (SPC), created and/or serviced by a bank or other financial institution, uses the proceeds from an issuance of CP to purchase receivables or other financial assets from one or more corporations
(sellers). The sellers transfer their interest in the receivables or other financial assets to the SPC, and the cash flow from the receivables or other financial assets is used to pay interest and principal on the CP. Letters of credit or other forms of credit enhancement may be available to cover the risk that the cash flow from the receivables or other financial assets will not be sufficient to cover the maturing CP.

Convertible Securities

High-Yield, High-Yield Bond and Select Bond may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Of course, there can be no assurance of current income because issuers of convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate. Because of the conversion feature, the managers consider some convertible securities to be equity equivalents.

The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset. A convertible security is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The stream of income typically paid on a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general, the value of a convertible security is a function of (1) its yield in comparison with yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that a non-convertible security does not. At any given time, investment value generally depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party, which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price. A fund generally invests in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option to convert unless the security is called or conversion is forced.

Derivative Securities

To the extent permitted by its investment objectives and policies, each fund may invest in securities that are commonly referred to as derivative securities.
Generally, a derivative security is a financial arrangement, the value of which is based on, or derived from, a traditional security, asset, or market index.

Certain derivative securities may be described as structured investments. A structured investment is a security whose value or performance is linked to an underlying index or other security or asset class. Structured investments include asset-backed securities (ABS), commercial and residential mortgage-backed securities (MBS and CMBS), and collateralized mortgage obligations (CMO), which are described more fully below. Structured investments also include securities backed by other types of collateral. Structured investments involve the transfer of specified financial assets to a special purpose entity, generally a corporation or trust, or the deposit of financial assets with a custodian; and the issuance of securities or depositary receipts backed by, or representing interests in, those assets.

Some structured investments are individually negotiated agreements or are traded over the counter. Structured investments may be organized and operated to restructure the investment characteristics of the underlying security. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are subject to such risks as the inability or unwillingness of the issuers of the underlying securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or restructure outstanding debt and to extend additional loan amounts.

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are a range of risks associated with investments in derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio managers anticipate;

o    the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

A fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures. A fund may not invest in a derivative security if its credit, interest rate, liquidity, counterparty and other risks associated with ownership of the security are outside acceptable limits set forth in the fund's prospectus. The funds' Board of Trustees has reviewed the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than the notional value of the investment. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Trustees as necessary.

Equity Equivalents

In addition to investing in common stocks, High-Yield, High-Yield Bond and
Select Bond may each invest in other equity securities and equity equivalents, including securities that permit the fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer.

Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described in the Foreign Securities section, page XX, are an example of the type of derivative security in which the funds might invest.

Foreign Currency Transactions and Forward Exchange Contracts

High-Yield Bond, Inflation Protection Bond and Select Bond may conduct foreign currency transactions on a spot basis (i.e., cash) or forward basis (i.e., by entering into forward currency exchange contracts, currency options and futures transactions to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually larger commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management strategies involving forward contracts. The fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

(1)  SETTLEMENT HEDGES OR TRANSACTION HEDGES. When the portfolio managers wish to lock in the U.S. dollar price of a foreign currency denominated security when a fund is purchasing or selling the security, the fund may enter into a forward contract to do so. This type of currency transaction, often called a "settlement hedge" or "transaction hedge," protects the fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received (i.e., settled). Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the portfolio managers. This strategy is often referred to as "anticipatory hedging."

(2)  POSITION HEDGES. When the portfolio managers believe that the currency of a particular foreign country may suffer substantial decline against the U.S.
     dollar, a fund may enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to as a "position hedge." For example, if a fund owned securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S. dollars to hedge against possible declines in the Euro's value. This hedge would tend to offset both positive and negative currency fluctuations, but would not tend to offset changes in security values caused by other factors.

     A fund could also hedge the position by entering into a forward contract to sell another currency expected to perform similarly to the currency in which the fund's existing investments are denominated. This type of hedge, often called a "proxy hedge," could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund's best interests may be served.

     At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract.
     Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3)  SHIFTING CURRENCY EXPOSURE. A fund may also enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to foreign currency, or from one foreign currency to another foreign currency. This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency. For example, if the portfolio managers believed that the U.S.
     dollar may suffer a substantial decline against the Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S.
     dollars. This transaction would protect against losses resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful use of currency management strategies will depend on the fund management team's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the portfolio managers anticipate. For example, if a currency's value rose at a time when the portfolio managers hedged a fund by selling the currency in exchange for U.S. dollars, a fund would not participate in the currency's appreciation. Similarly, if the portfolio managers increase a fund's exposure to a currency and that currency's value declines, a fund will sustain a loss. There is no assurance that the portfolio managers' use of foreign currency management strategies will be advantageous to a fund or that they will hedge at appropriate times.

The fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward currency positions with underlying portfolio securities, the fund's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

Foreign Securities

High-Yield Bond and Select Bond may each invest up to 30% of its net assets in foreign securities. High-Yield Bond and Select Bond may invest in the obligations of international agencies or supranational entities, such as the
World Bank, Asian Development Bank, European Investment Bank and European
Economic Community. High-Yield may invest up to 40% of its assets in the securities of foreign issuers, including foreign governments, when these securities meet its standards of selection. Diversified Bond and NT Diversified
Bond may invest an unlimited portion of their assets in such securities. Subject to the limit of 10% for non-dollar-denominated securities, Core Plus and Short
Duration may invest an unlimited portion of their assets in such securities.
Inflation Protection Bond may invest all of its assets in inflation-linked U.S.
dollar-denominated foreign securities, or up to 20% of its assets in inflation-linked non-U.S. dollar-denominated securities. Inflation Protection
Bond may also invest up to 20% of its assets in non-U.S. dollar-denominated securities that are not inflation-linked. Securities of foreign issuers may trade in the U.S. or foreign securities markets.

Premium Money Market and Prime Money Market may invest in U.S.
dollar-denominated foreign securities, and may not invest in non-U.S.
dollar-denominated foreign securities. Currently, the only U.S.
dollar-denominated foreign securities held outside the United States in which
Premium Money Market and Prime Money Market expect to invest are Euro CDs, which are held in England. As a result, the funds' exposure to the following foreign investment risks is expected to be lower than funds that invest more broadly in securities held outside the United States.

Investments in foreign securities may present certain risks, including:

CURRENCY RISK - The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK - The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK - Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK - Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the funds have entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP RISK - Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

Forward Currency Exchange Contracts

The funds, other than the money market funds, may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See DERIVATIVE SECURITIES, page XX.

Forward currency contracts may be used under two circumstances:

(1)  When the portfolio managers are purchasing or selling a security denominated in a foreign currency and wish to lock in the U.S. dollar price of that security, the portfolio managers would be able to enter into a forward currency contract to do so;

(2)  When the portfolio managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward currency contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward currency contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, a fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

In the second circumstance, when the portfolio managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. A fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a fund is not able to cover its forward currency positions with underlying portfolio securities, the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under the forward currency contracts.

The precise matching of forward currency contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward currency contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The portfolio managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies.
However, the portfolio managers believe that it is important to have flexibility to enter into such forward currency contracts when they determine that a fund's best interests may be served.

When the forward currency contract matures, a fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward currency contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward currency contract.
Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

Futures and Options

The funds, other than the money market funds, may enter into futures contracts, options or options on futures contracts. The funds may not, however, enter into a futures transaction for speculative purposes. Generally, futures transactions will be used to:

o    protect against a decline in market value of a fund's securities (taking a short futures position), or

o    protect against the risk of an increase in market value for securities in which a fund generally invests at a time when a fund is not fully invested
     (taking a long futures position), or

o    provide a temporary substitute for the purchase of an individual security that may be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
The portfolio managers may engage in futures and options transactions based on securities indices that are consistent with a fund's investment objective.
Examples of indices that may be used include the Bond Buyer Index of Municipal
Bonds for fixed-income funds, or the S&P 500 Index for equity funds. The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a
U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when a fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, a fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of a fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account generally is not income-producing. However, coupon-bearing securities, such as Treasury bills and bonds, held in major accounts generally will earn income. Subsequent payments, called variation margin, to and from the broker will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by a fund as unrealized gains or losses. At any time prior to expiration of the future, a fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made;
additional cash is required to be paid by or released to the fund, and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the portfolio managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the portfolio managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the portfolio managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The portfolio managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Some funds may write (or sell) call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, a fund would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums; or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Inflation-linked Securities

Core Plus, Diversified Bond, High-Yield, High-Yield Bond, Inflation Protection
Bond, NT Diversified Bond, Select Bond and Short Duration may purchase inflation-linked securities issued by the U.S. Treasury, U.S. government agencies and instrumentalities other than the U.S. Treasury, and entities other than the U.S. Treasury or U.S. government agencies and instrumentalities.

Inflation-linked securities are designed to offer a return linked to inflation, thereby protecting future purchasing power of the money invested in them.
However, inflation-linked securities provide this protected return only if held to maturity. In addition, inflation-linked securities may not trade at par value. Real interest rates (the market rate of interest less the anticipated rate of inflation) change over time as a result of many factors, such as what investors are demanding as a true value for money. When real rates do change, inflation-linked securities prices will be more sensitive to these changes than conventional bonds, because these securities were sold originally based upon a real interest rate that is no longer prevailing. Should market expectations for real interest rates rise, the price of inflation-linked securities and the share price of a fund holding these securities will fall. Investors in the funds should be prepared to accept not only this share price volatility but also the possible adverse tax consequences it may cause.

An investment in securities featuring inflation-adjusted principal and/or interest involves factors not associated with more traditional fixed-principal securities. Such factors include the possibility that the inflation index may be subject to significant changes, that changes in the index may or may not correlate to changes in interest rates generally or changes in other indices, or that the resulting interest may be greater or less than that payable on other securities of similar maturities. In the event of sustained deflation, it is possible that the amount of semiannual interest payments, the inflation-adjusted principal of the security and the value of the stripped components, will decrease. If any of these possibilities are realized, a fund's net asset value could be negatively affected.

INFLATION-LINKED TREASURY SECURITIES

Inflation-linked U.S. Treasury securities are U.S. Treasury securities with a final value and interest payment stream linked to the inflation rate.
Inflation-linked U.S. Treasury securities may be issued in either note or bond form. Inflation-linked U.S. Treasury notes have maturities of at least one year, but not more than 10 years. Inflation-linked U.S. Treasury bonds have maturities of more than 10 years.

Inflation-linked U.S. Treasury securities may be attractive to investors seeking an investment backed by the full faith and credit of the U.S. government that provides a return in excess of the rate of inflation. These securities were first sold in the U.S. market in January 1997. Inflation-linked U.S. Treasury securities are auctioned and issued on a quarterly basis.

STRUCTURE AND INFLATION INDEX - The principal value of inflation-linked U.S.
Treasury securities will be adjusted to reflect changes in the level of inflation. The index for measuring the inflation rate for inflation-linked U.S.
Treasury securities is the non-seasonally adjusted U.S. City Average All Items
Consumer Price Index for All Urban Consumers (Consumer Price Index) published monthly by the U.S. Department of Labor's Bureau of Labor Statistics.

Semiannual coupon interest payments are made at a fixed percentage of the inflation-linked principal value. The coupon rate for the semiannual interest rate of each issuance of inflation-linked U.S. Treasury securities is determined at the time the securities are sold to the public (i.e., by competitive bids in the auction). The coupon rate will likely reflect real yields available in the
U.S. Treasury market; real yields are the prevailing yields on U.S. Treasury securities with similar maturities, less then-prevailing inflation expectations.
While a reduction in inflation will cause a reduction in the interest payment made on the securities, the repayment of principal at the maturity of the security is guaranteed by the U.S. Treasury to be no less than the original face or par amount of the security at the time of issuance.

INDEXING METHODOLOGY - The principal value of inflation-linked U.S. Treasury securities will be indexed, or adjusted, to account for changes in the Consumer
Price Index. Semiannual coupon interest payment amounts will be determined by multiplying the inflation-linked principal amount by one-half the stated rate of interest on each interest payment date.

TAXATION - The taxation of inflation-linked U.S. Treasury securities is similar to the taxation of conventional bonds. Both interest payments and the difference between original principal and the inflation-adjusted principal will be treated as interest income subject to taxation. Interest payments are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year the adjustment is made, not at maturity of the security when the cash from the repayment of principal is received. If an upward adjustment has been made (which typically should happen), investors in non-tax-deferred accounts will pay taxes on this amount currently. Decreases in the indexed principal can be deducted only from current or previous interest payments reported as income.

Inflation-linked U.S. Treasury securities therefore have a potential cash flow mismatch to an investor, because investors must pay taxes on the inflation-adjusted principal before the repayment of principal is received. It is possible that, particularly for high income tax bracket investors, inflation-linked U.S. Treasury securities would not generate enough income in a given year to cover the tax liability they could create. This is similar to the current tax treatment for zero-coupon bonds and other discount securities. If inflation-linked U.S. Treasury securities are sold prior to maturity, capital losses or gains are realized in the same manner as traditional bonds.

Investors in a fund will receive dividends that represent both the interest payments and the principal adjustments of the inflation-linked securities held in the fund's portfolio. An investment in a fund may, therefore, be a means to avoid the cash flow mismatch associated with a direct investment in inflation-linked securities. For more information about taxes and their effect on you as an investor in the funds, see TAXES, page XX.

U.S. GOVERNMENT AGENCIES

A number of U.S. government agencies and instrumentalities other than the U.S.
Treasury may issue inflation-linked securities. Some U.S. government agencies have issued inflation-linked securities whose design mirrors that of the inflation-linked U.S. Treasury securities described above.

OTHER ENTITIES

Entities other than the U.S. Treasury or U.S. government agencies and instrumentalities may issue inflation-linked securities. While some entities have issued inflation-linked securities whose design mirrors that of the inflation-linked U.S. Treasury securities described above, others utilize different structures. For example, the principal value of these securities may be adjusted with reference to the Consumer Price Index, but the semiannual coupon interest payments are made at a fixed percentage of the original issue principal. Alternatively, the principal value may remain fixed, but the coupon interest payments may be adjusted with reference to the Consumer Price Index.

Inverse Floaters

Each fund, other than the money market funds, may hold inverse floaters. An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch
Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by (1) a broker-dealer who purchases fixed-rate bonds and places them in a trust, or (2) an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii) Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid.
     The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch
Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds.

Investments in Issuers with Limited Operating Histories

Core Plus and Short Duration may invest a portion of their assets in the debt securities of issuers with limited operating histories. The managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation, "issuers" refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund's investments in a trust created for the purpose of pooling mortgage obligations would not be subject to the limitation.

Loan Interests

Each fund, other than the money market funds, may purchase loan interests, which are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates. Loan interests purchased by a fund may have a maturity of any number of days or years and may be acquired from U.S. and foreign banks, insurance companies, finance companies or other financial institutions that have made loans or are members of a lending syndicate or from the holders of loan interests. Loan interests involve the risk of loss in case of default or bankruptcy of the borrower and, in the case of participation interests, involve a risk of insolvency of the agent lending bank or other financial intermediary. Loan interests are not rated by any nationally recognized securities rating organization and are, at present, not readily marketable and may be subject to contractual restrictions on resale.

Another concern is liquidity. Because there is no established secondary market for loan participations, the funds' ability to sell them for cash is limited.
Some participation agreements place limitations on the investor's right to resell the loan participation, even when a buyer can be found.

Loan Participations

Each fund may purchase loan participations, which represent interests in the cash flow generated by commercial loans. Each loan participation requires three parties: a participant (or investor), a lending bank and a borrower. The investor purchases a share in a loan originated by a lending bank, and this participation entitles the investor to a percentage of the principal and interest payments made by the borrower.

Loan participations are attractive because they typically offer higher yields than other money market instruments. However, along with these higher yields come certain risks, not the least of which is the risk that the borrower will be unable to repay the loan. Generally, because the lending bank does not guarantee payment, the investor is directly exposed to risk of default by the borrower. In addition, the investor is not a direct creditor of the borrower. The participation represents an interest in assets owned by the lending bank. If the lending bank becomes insolvent, the investor could be considered an unsecured creditor of the bank instead of the holder of a participating interest in a loan. Because of these risks, the manager must carefully consider the creditworthiness of both the borrower and the lender.

Another concern is liquidity. Because there is no established secondary market for loan participations, a fund's ability to sell them for cash is limited. Some participation agreements place limitations on the investor's right to resell the loan participation, even when a buyer can be found.

Loans of Portfolio Securities

Each fund, except money market funds, may lend its portfolio securities to earn additional income. If a borrower defaults on a securities loan, the lending fund could experience delays in recovering the securities it loaned; if the value of the loaned securities increased over the value of the collateral, the fund could suffer a loss. Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment to market appreciation or depreciation. To minimize the risk of default on securities loans, the advisor, American Century Investment
Management, Inc., adheres to the following guidelines prescribed by the Board of
Trustees governing lending of securities. These guidelines strictly govern

(1)  the type and amount of collateral that must be received by the fund;

(2)  the circumstances under which additions to that collateral must be made by borrowers;

(3)  the return received by the fund on the loaned securities;

(4)  the limitations on the percentage of fund assets on loan; and

(5)  the credit standards applied in evaluating potential borrowers of portfolio securities.

In addition, the guidelines require that the fund have the option to terminate any loan of a portfolio security at any time and set requirements for recovery of securities from borrowers.

Mortgage-Related Securities

To the extent permitted by its investment objective, each fund may invest in mortgage-related securities.

BACKGROUND

A mortgage-backed security represents an ownership interest in a pool of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like fixed-income securities such as U.S. Treasury bonds, mortgage-backed securities pay a stated rate of interest during the life of the security.
However, unlike a bond, which returns principal to the investor in one lump sum at maturity, mortgage-backed securities return principal to the investor in increments during the life of the security.

Because the timing and speed of principal repayments vary, the cash flow on mortgage-backed securities is irregular. If mortgage holders sell their homes, refinance their loans, prepay their mortgages or default on their loans, the principal is distributed pro rata to investors.

As with other fixed-income securities, the prices of mortgage-backed securities fluctuate in response to changing interest rates; when interest rates fall, the prices of mortgage-backed securities rise, and vice versa. Changing interest rates have additional significance for mortgage-backed securities investors, however, because they influence prepayment rates (the rates at which mortgage holders prepay their mortgages), which in turn affect the yields on mortgage-backed securities. When interest rates decline, prepayment rates generally increase. Mortgage holders take advantage of the opportunity to refinance their mortgages at lower rates with lower monthly payments. When interest rates rise, mortgage holders are less inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether the mortgage-backed security was purchased at a premium or at a discount.

A fund may receive principal sooner than it expected because of accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal at rates lower than it would have earned if principal payments were made on schedule. Conversely, a mortgage-backed security may exceed its anticipated life if prepayment rates decelerate unexpectedly. Under these circumstances, a fund might miss an opportunity to earn interest at higher prevailing rates.

GNMA CERTIFICATES

The Government National Mortgage Association (GNMA) is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban
Development. The National Housing Act of 1934 (Housing Act), as amended, authorizes GNMA to guarantee the timely payment of interest and repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or by Title V of the
Housing Act of 1949 (FHA Loans), or guaranteed by the Veterans' Affairs under the Servicemen's Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee. GNMA has unlimited authority to borrow from the U.S. Treasury in order to meet its obligations under this guarantee.

GNMA certificates represent a pro rata interest in one or more pools of the following types of mortgage loans: (a) fixed-rate level payment mortgage loans;
(b) fixed-rate graduated payment mortgage loans (GPMs); (c) fixed-rate growing equity mortgage loans (GEMs); (d) fixed-rate mortgage loans secured by manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential properties under construction (CLCs); (f) mortgage loans on completed multifamily projects (PLCs); (g) fixed-rate mortgage loans that use escrowed funds to reduce the borrower's monthly payments during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment adjustments based on periodic changes in interest rates or in other payment terms of the mortgage loans.

FANNIE MAE CERTIFICATES

The Federal National Mortgage Association (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National
Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency designed to provide supplemental liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by legislation enacted in 1968. Fannie Mae acquires capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds available for housing. This money is used to buy home mortgage loans from local lenders, replenishing the supply of capital available for mortgage lending.

Fannie Mae certificates represent a pro rata interest in one or more pools of
FHA Loans, VA Loans, or, most commonly, conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following types: (a) fixed-rate level payment mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate graduated payment mortgage loans;
(d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

Fannie Mae
certificates entitle the registered holder to receive amounts representing a pro rata interest in scheduled principal and interest payments (at the certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), any principal prepayments, and a proportionate interest in the full principal amount of any foreclosed or otherwise liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae certificate is guaranteed by Fannie Mae; this guarantee is not backed by the full faith and credit of the U.S. government.

FREDDIE MAC CERTIFICATES

The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality of the United States created pursuant to the Emergency Home
Finance Act of 1970 (FHLMC Act), as amended. Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing first-lien conventional residential mortgage loans (and participation interests in such mortgage loans) and reselling these loans in the form of mortgage-backed securities, primarily
Freddie Mac certificates.

Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a Freddie Mac certificate group) purchased by Freddie Mac. The mortgage loans underlying Freddie Mac certificates consist of fixed- or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first-liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet standards set forth in the FHLMC Act. A Freddie Mac certificate group may include whole loans, participation interests in whole loans, undivided interests in whole loans, and participations composing another Freddie Mac certificate group.

Freddie Mac guarantees to each registered holder of a Freddie Mac certificate the timely payment of interest at the rate provided for by the certificate.
Freddie Mac also guarantees ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but generally does not guarantee the timely repayment of principal. Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after demand has been made upon the mortgager for accelerated payment of principal. Obligations guaranteed by Freddie Mac are not backed by the full faith and credit pledge of the U.S. government.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) GNMA, Fannie
Mae or Freddie Mac pass-through certificates; (b) unsecured mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of
Veterans' Affairs; (c) unsecuritized conventional mortgages; or (d) any combination thereof.

In structuring a CMO, an issuer distributes cash flow from the underlying collateral over a series of classes called tranches. Each CMO is a set of two or more tranches, with average lives and cash flow patterns designed to meet specific investment objectives. The average life expectancies of the different tranches in a four-part deal, for example, might be two, five, seven and 20 years.

As payments on the underlying mortgage loans are collected, the CMO issuer pays the coupon rate of interest to the bondholders in each tranche. At the outset, scheduled and unscheduled principal payments go to investors in the first tranches. Investors in later tranches do not begin receiving principal payments until the prior tranches are paid off. This basic type of CMO is known as a sequential pay or plain vanilla CMO.

Some CMOs are structured so that the prepayment or market risks are transferred from one tranche to another. Prepayment stability is improved in some tranches if other tranches absorb more prepayment variability.

The final tranche of a CMO often takes the form of a Z-bond, also known as an accrual bond or accretion bond. Holders of these securities receive no cash until the earlier tranches are paid in full. During the period that the other tranches are outstanding, periodic interest payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment, however, the value of the Z-bond tends to be more volatile.

As CMOs have evolved, some classes of CMO bonds have become more prevalent. The planned amortization class (PAC) and targeted amortization class (TAC), for example, were designed to reduce prepayment risk by establishing a sinking-fund structure. PAC and TAC bonds assure to varying degrees that investors will receive payments over a predetermined period under various prepayment scenarios.
Although PAC and TAC bonds are similar, PAC bonds are better able to provide stable cash flows under various prepayment scenarios than TAC bonds because of the order in which these tranches are paid.

The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the stability of the PAC or TAC tranche is achieved by creating at least one other tranche -- known as a companion bond, support or non-PAC bond -- that absorbs the variability of principal cash flows. Because companion bonds have a high degree of average life variability, they generally pay a higher yield. A TAC bond can have some of the prepayment variability of a companion bond if there is also a PAC bond in the CMO issue.

Floating-rate CMO tranches (floaters) pay a variable rate of interest that is usually tied to the London Interbank Offered Rate (LIBOR). Institutional
investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive investments. Super floaters (which float a certain percentage above LIBOR) and inverse floaters (which float inversely to LIBOR)
are variations on the floater structure that have highly variable cash flows.

STRIPPED MORTGAGE-BACKED SECURITIES (CORE PLUS, DIVERSIFIED BOND, HIGH-YIELD,
INFLATION PROTECTION BOND, NT DIVERSIFIED BOND AND SHORT DURATION ONLY)

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO.

The market values of IOs and POs are very sensitive to interest rate and prepayment rate fluctuations. POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends on whether the mortgage collateral was purchased at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than prepayments on premium coupon POs. IOs may be used to hedge a fund's other investments because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)

CMBS are securities created from a pool of commercial mortgage loans, such as loans for hotels, shopping centers, office buildings, apartment buildings, and the like. Interest and principal payments from these loans are passed on to the investor according to a particular schedule of payments. They may be issued by
U.S. government agencies or by private issuers. The credit quality of CMBS depends primarily on the quality of the underlying loans and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes. Multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and those of the underlying assets. Examples include classes having characteristics such as floating interest rates or scheduled amortization of principal. Rating agencies rate the individual classes of the deal based on the degree of seniority or subordination of a particular class and other factors.
The value of these securities may change because of actual or perceived changes in the creditworthiness of individual borrowers, their tenants, the servicing agents, or the general state of commercial real estate and other factors.

CMBS may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security (IO), and all of the principal is distributed to holders of another type of security known as a principal-only security (PO). The funds are permitted to invest in IO classes of CMBS. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates.
The cash flows and yields on IO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. In the cases of IOs, prepayments affect the amount of cash flows provided to the investor. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to fully recoup its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. However, because commercial mortgages are often locked out from prepayment, or have high prepayment penalties or a defeasance mechanism, the prepayment risk associated with a CMBS IO class is generally less than that of a residential IO.

ADJUSTABLE-RATE MORTGAGE LOANS (ARMS)

ARMs eligible for inclusion in a mortgage pool generally will provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, 12, 24, 36, 60 or 84 scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index.

ARMs have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loan. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

There are two types of indices that provide the basis for ARM rate adjustments:
those based on market rates and those based on a calculated measure, such as a cost-of-funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity U.S.
Treasury rates (as reported by the Federal Reserve Board); the three-month
Treasury bill rate; the 180-day Treasury bill rate; rates on longer-term
Treasury securities; the Eleventh District Federal Home Loan Bank Cost of Funds
Index (EDCOFI); the National Median Cost of Funds Index; the one-month, three-month, six-month or one-year LIBOR; or six-month CD rates. Some indices, such as the one-year constant maturity Treasury rate or three-month LIBOR, are highly correlated with changes in market interest rates. Other indices, such as the EDCOFI, tend to lag behind changes in market rates and be somewhat less volatile over short periods of time.

The EDCOFI reflects the monthly weighted average cost of funds of savings and loan associations and savings banks whose home offices are located in Arizona,
California and Nevada (the Federal Home Loan Bank Eleventh District) and who are
member institutions of the Federal Home Loan Bank of San Francisco (the FHLB of
San Francisco), as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds
Index on the last working day of the month following the month in which the cost of funds was incurred.

One-year and three-year Constant Maturity Treasury (CMT) rates are calculated by the Federal Reserve Bank of New York, based on daily closing bid yields on actively traded Treasury securities submitted by five leading broker-dealers.
The median bid yields are used to construct a daily yield curve.

The National Median Cost of Funds Index, similar to the EDCOFI, is calculated monthly by the Federal Home Loan Bank Board (FHLBB) and represents the average monthly interest expenses on liabilities of member institutions. A median, rather than an arithmetic mean, is used to reduce the effect of extreme numbers.

LIBOR is the rate at which banks in London offer Eurodollars in trades between banks. LIBOR has become a key rate in the U.S. domestic money market because it is perceived to reflect the true global cost of money.

The portfolio managers may invest in ARMs whose periodic interest rate adjustments are based on new indices as these indices become available.

Mortgage Dollar Rolls

Core Plus, Diversified Bond, Inflation Protection Bond, NT Diversified Bond,
Select Bond and Short Duration may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities to financial institutions for delivery in the current month and simultaneously contracts to repurchase similar securities on a specified future date. During the period between the sale and repurchase
(the "roll period"), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase
(often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. The fund will use the proceeds generated from the transaction to invest in short-term investments and/or other mortgage-backed securities, which may enhance the fund's current yield and total return.

For each mortgage dollar roll transaction, a fund will cover the roll by segregating on its books an offsetting cash position or a position of liquid securities of equivalent value. The portfolio managers will monitor the value of such securities to determine that the value equals or exceeds the mortgage dollar roll contract price.

A fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold.

Municipal Bonds

Each fund may invest in municipal bonds, which generally have maturities of more than one year when issued and are designed to meet longer-term capital needs.
These securities have two principal classifications: general obligation bonds and revenue bonds.

General Obligation (GO) bonds are issued by states, counties, cities, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer's full faith and credit pledge based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue bonds are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility.
Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and seaport facilities, schools and hospitals. Many revenue bond issuers provide additional security in the form of a debt-service reserve fund that may be used to make payments of interest and repayments of principal on the issuer's obligations. Some revenue bond financings are further protected by a state's assurance (without obligation) that it will make up deficiencies in the debt-service reserve fund.

Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and seaport facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility's operator to meet financial obligations and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

Municipal Notes

Each fund may invest in municipal notes, which are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax Anticipation Notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer's full faith and credit pledge based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Anticipation Notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

Bond Anticipation Notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

Revenue anticipation warrants, or reimbursement warrants, are issued to meet the cash flow needs of state governments at the end of a fiscal year and in the early weeks of the following fiscal year. These warrants are payable from unapplied money in the state's General Fund, including the proceeds of RANs issued following enactment of a state budget or the proceeds of refunding warrants issued by the state.

Obligations with Term Puts Attached

Each fund may invest in fixed-rate bonds subject to third-party puts and participation interests in such bonds that are held by a bank in trust or otherwise, which have tender options or demand features attached. These tender options or demand features permit a fund to tender (or put) its bonds to an institution at periodic intervals and to receive the principal amount thereof.
The portfolio managers expect that a fund will pay more for securities with puts attached than for securities without these liquidity features.

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect a fund's weighted average maturity. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the portfolio managers under the direction of the Board of Trustees.

Other Investment Companies

Each fund may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. These investments may include investments in money market funds managed by the advisor. Under the Investment
Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to:

o    3% of the total voting stock of any one investment company;

o    5% of the fund's total assets with respect to any one investment company;
     and

o    10% of the fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Each fund may invest in exchange traded funds (ETFs), such as Standard & Poor's
Depositary Receipts (SPDRs) and the Lehman Aggregate Bond ETF, with the same percentage limitations as investments in registered investment companies. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

Portfolio Lending

In order to realize additional income, the portfolio managers may lend portfolio securities. Such loans may not exceed one-third of a fund's assets valued at market except

o    through the purchase of debt securities in accordance with its investment objective, policies and limitations, or

o    by engaging in repurchase agreements with respect to portfolio securities.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of the fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time a fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. A fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The portfolio managers will limit repurchase agreement transactions to securities issued by the U.S. government, and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the fund's advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's limit on illiquid securities.

Restricted and Illiquid Securities

Each fund may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Trustees to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions.
Accordingly, the Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule
144A securities. As allowed by Rule 144A, the Board of Trustees has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted securities is generally limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the portfolio managers will consider appropriate remedies to minimize the effect on such fund's liquidity.
Neither Premium Money Market nor Prime Money Market will acquire illiquid securities if, as a result, illiquid securities would comprise more than 10% of the value of that fund's net assets. Each of the other funds may invest no more than 15% of the value of its assets in illiquid securities.

Short Sales (for cash management purposes only)

Core Plus, Diversified Bond, High-Yield, High-Yield Bond, NT Diversified Bond,
Select Bond and Short Duration may engage in short sales for cash management purposes only, if, at the time of the short sale, the funds own or have the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the fund's custodian will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. There will be certain additional transaction costs associated with short sales, but a fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for the fund's portfolio, or, in some cases, for temporary defensive purposes, each fund may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include:

o    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

o    Commercial Paper;

o    Certificates of Deposit and Euro Dollar Certificates of Deposit;

o    Bankers' Acceptances;

o    Short-term notes, bonds, debentures or other debt instruments;

o    Repurchase agreements; and

o    Money market funds.

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. These investments may include investments in money market funds managed by the advisor. Any investment in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

Swap Agreements

Core Plus, Diversified Bond, High-Yield, High-Yield Bond, Inflation Protection
Bond, NT Diversified Bond, Select Bond and Short Duration may invest in swap agreements, consistent with their investment objective and strategies. A fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets;
protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or floating-rate interest payments on a specific principal amount are exchanged and total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index, stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cash flows based on LIBOR. The funds may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer.
The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s). The funds may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.

Whether a fund's use of swap agreements will be successful depends on the advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.
Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Taxable Municipal Obligations

The funds may invest in taxable municipal obligations. Taxable municipal obligations are state and local obligations whose interest payments are subject to federal income tax because of the degree of non-government involvement in the transaction or because federal tax code limitations on the issuance of tax-exempt bonds that benefit private entities have been exceeded. Some typical examples of taxable municipal obligations include industrial revenue bonds and economic development bonds issued by state or local governments to aid private enterprise. The interest on a taxable municipal bond is often exempt from state taxation in the issuing state.

Tender Option Bonds

Tender Option Bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to money market funds. However, only High-Yield, High-Yield Bond and Select Bond may purchase these instruments.

TOBs are created by municipal bond dealers who purchase long-term tax-exempt bonds in the secondary market, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the put provider's short-term rating and the underlying bond's long-term rating.

There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the portfolio managers monitor the credit quality of bonds underlying the fund's TOB holdings and intend to sell or put back any TOB if the rating on the underlying bond falls below the second-highest rating category designated by a rating agency.

TRACERS SM/TRAINS SM
Core Plus, Diversified Bond, High-Yield, High-Yield Bond, Inflation Protection
Bond, NT Diversified Bond, Select Bond and Short Duration may invest in TRACERS and TRAINS which represent ownership of a specified percentage of each security in an underlying pool of securities. Owners are entitled to receive a pro rata share of distributions from the underlying securities. In the event an underlying security is downgraded by a rating agency, that portion of the investment product will be redeemed and the underlying security will be distributed to the owner pro rata or the owner may receive cash proceeds. The risk of owning these products are the same as owning the individual securities, but enable the funds to be more diversified by owning a single security.

U.S. Government Securities

The funds may invest in U.S. government securities, including bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S.
government; others are supported by the right of the issuer to borrow from the
U.S. Treasury; others, such as securities issued by the Federal National
Mortgage Association (FNMA), are supported by the discretionary authority of the
U.S. government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

Variable- and Floating-Rate Instruments

The funds may invest in variable- and floating-rate instruments, which are issued by corporations, financial institutions, states, municipalities, and government agencies and instrumentalities.

Floating-rate instruments have interest rates that change whenever there is a change in a designated base rate, whereas variable-rate instruments provide for specified periodic interest rate adjustments. The interest rate on variable- and floating-rate instruments is ordinarily determined by reference to (or as a percentage of) an objective standard, such as the Federal Funds effective rate, the 90-day U.S. Treasury bill rate or the LIBOR.

Although Premium Money Market and Prime Money Market typically limit their investments to securities with remaining maturities of 397 days or less, they may invest in variable- and floating-rate instruments that have nominal (or stated) maturities in excess of 397 days, provided that such instruments (1)
have demand features consistent with regulatory requirements for money market funds, or (2) are securities issued by the U.S. government or a U.S. government agency that meet certain regulatory requirements for money market funds.

When-Issued and Forward Commitment Agreements

The portfolio managers may purchase securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash-and-carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While a fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its record in an amount sufficient to meet the purchase price. To the extent a fund remains fully invested or almost fully invested at the same time it has purchased securities on a when-issued basis, there will be greater fluctuations in its net asset value than if it solely set aside cash to pay for when-issued
securities.When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Zero-Coupon, Step-Coupon, Range Floaters and Pay-In-Kind Securities

Each fund may purchase zero-coupon debt securities. Zero-coupon debt securities do not make regular cash interest payments, and are sold at a deep discount to their face value.

Each fund may also purchase step-coupon or step-rate debt securities. Instead of having a fixed coupon for the life of the security, coupon or interest payments may increase to predetermined rates at future dates. The issuer generally retains the right to call the security. Some step-coupon securities are issued with no coupon payments at all during an initial period, and only become interest-bearing at a future date; these securities are sold at a deep discount to their face value.

Select Bond may purchase range floaters. These securities accrue interest at a specified rate when an underlying reference point, such as LIBOR, is within a predefined range. They accrue no interest when the reference point is outside that range and, if this occurs, they take on the characteristics of zero-coupon securities.

Finally, High-Yield, High-Yield Bond and Select Bond may purchase pay-in-kind securities that do not make regular cash interest payments, but pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate.

Although zero-coupon, pay-in-kind and certain range floaters and step-coupon securities may not pay current cash income, federal income tax law requires the holder to include in income each year the portion of any original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a regulated investment company under the
Internal Revenue Code and avoid certain excise tax, the funds are required to make distributions of any original issue discount and other noncash income accrued for each year. Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate a case to meet these distribution requirements.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's assets will not be considered in determining whether it has complied with its investment policies.

For purposes of the funds' investment policies, the party identified as the
"issuer" of a municipal security depends on the form and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an Industrial Development
Bond, if the bond were backed only by the assets and revenues of a non-governmental user, the non-governmental user would be deemed the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security, the guarantee would be considered a separate security and treated as an issue of the guaranteeing entity.

Fundamental Investment Policies

The funds' fundamental investment policies are listed below. These investment policies and the funds' investment objectives set forth in their prospectuses may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

Subject          Policy
--------------------------------------------------------------------------------
Senior           Securities A fund may not issue senior securities except as permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing        A fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount
                 not exceeding 33(1)U3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending          A fund may not lend any security or make any other loan if, as a result, more than 33(1)U3% of the fund's total assets would be lent to other parties, except (i) through the purchase
                 of debt securities in accordance with its investment
                 objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate      A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.
                 This policy shall not prevent a fund from investing in
                 securities or other instruments backed by real estate or
                 securities of companies that deal in real estate or are
                 engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration    A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities), except that the money market funds may invest more than 25% of their total assets in the financial services industry.
--------------------------------------------------------------------------------
Underwriting     A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of
                 1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities      A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                 instruments, provided that this limitation shall not
                 prohibit a fund from purchasing or selling options and
                 futures contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control          A fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------

For purposes of the investment policies relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other American Century-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowing normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment policy relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry (except financial services industries for money market funds), provided that

(a)  there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United
     States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations;

(b)  wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

(c)  utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; and

(d)  personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

Subject              Policy
--------------------------------------------------------------------------------
Leveraging           A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of
                     the total assets of the fund.
--------------------------------------------------------------------------------
Futures and Options  The funds, other than money market funds, may enter into futures contracts and write and buy put and call options
                     relating to futures contracts. A fund may not, however,
                     enter into leveraged transactions if it would be possible
                     for the fund to lose more than the notional value of the
                     investment. The money market funds may not purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to
                     securities that incorporate features similar to options or futures contracts.
--------------------------------------------------------------------------------
Liquidity            A fund may not purchase any security or enter into a
                     repurchase agreement if, as a result, more than 15% (10%
                     for money market funds) of its net assets would be invested in illiquid securities. Illiquid securities include
                     repurchase agreements not entitling the holder to payment
                     of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual
                     restrictions on resale or the absence of a readily
                     available market.
--------------------------------------------------------------------------------
Short Sales          A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin               A fund may not purchase securities on margin, except to
                     obtain such short-term credits as are necessary for the
                     clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on
                     margin.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rates for the funds (except the money market funds) are shown in the Financial Highlights tables in the funds' prospectuses. Because of the short-term nature of the money market funds' investments, portfolio turnover rates are not generally used to evaluate their trading activities. As new funds,
Core Plus, NT Diversified Bond and Short Duration do not have Financial
Highlights in their prospectuses.

For each fund other than the money market funds, the portfolio managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund's investment objective, the managers may sell a given security regardless of the length of time it has been held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers' expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

Because investment decisions are based on a particular security's anticipated contribution to a fund's investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is required to achieve the fund's investment objective. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover could result in greater trading costs, which is a cost the funds pay directly.
Portfolio turnover also may affect the character of capital gains realized and distributed by a fund, if any, because short-term capital gains are characterized as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

Variations in a fund's portfolio turnover rate from year to year may be due to a fluctuating volume of shareholder purchase and redemption activity, varying market conditions, and/or changes in the managers' investment outlook.

TEMPORARY DEFENSIVE MEASURES
For temporary defensive purposes, each fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles: o interest-bearing bank accounts or certificates of deposit; o U.S.
government securities and repurchase agreements collateralized by U.S.
government securities; and o other money market funds. To the extent a fund assumes a defensive position, it will not be pursuing its investment objective.

MANAGEMENT

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. Those listed as interested trustees are "interested"
primarily by virtue of their engagement as officers of American Century
Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management,
Inc. (ACIM or the advisor); the funds' principal underwriter, American Century
Investment Services, Inc. (ACIS); and the funds' transfer agent, American
Century Services, LLC (ACS).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS and ACS. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INTERESTED TRUSTEES
--------------------------------------------------------------------------------

WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUNDS: Trustee, President
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
   (September 2000 to present); President, ACC (June 1997 to present). Also serves as: Chief Executive Officer, ACIM, ACGIM, ACIS and other ACC subsidiaries; President, ACIM, ACGIM and other ACC subsidiaries; Executive
   Vice President, ACS; Director, ACC, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 40
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUNDS: Trustee
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
   Management Company, LLC (April 2004 to present); Partner and Founder, Bay
   Partners (Venture capital firm, 1976 to present); Partner and Founder, Ware &
   Freidenrich (1968 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 40
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUNDS: Trustee, Chairman of the Board
FIRST YEAR OF SERVICE: 1995
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
   and Business, Stanford Law School (1979 to present); Marc and Eva Stern
   Professor of Law and Business, Columbia University School of Law (1992 to
   present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 40
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUNDS: Trustee
FIRST YEAR OF SERVICE: 2001
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chief Executive Officer and
   Chief Investment Officer, Offit Hall Capital Management, LLC (April 2002 to
   present); President and Managing Director, Laurel Management Company, LLC
   (1996 to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 40
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUNDS: Trustee
FIRST YEAR OF SERVICE: 1980
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Oak Hill Platinum
   Partners, and a Partner, Oak Hill Capital Management (1999 to present);
   Frank E. Buck Professor of Finance-Emeritus, Stanford Graduate School of
   Business (1981 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 40
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
   (investment advisor, 1982 to present); Director, Chicago Mercantile
   Exchange (2000 to present)
--------------------------------------------------------------------------------

JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUNDS: Trustee
FIRST YEAR OF SERVICE: 2002
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
   University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 40
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Cadence Design Systems (1992 to
   present); Director, Watson Wyatt Worldwide (2002 to present); Director,
   Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------

JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUNDS: Trustee
FIRST YEAR OF SERVICE: 1984
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
   Windy Hill Productions, LP (educational software)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 40
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------

JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUNDS: Executive Vice President
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
   (February 2006 to present); Executive Vice President, ACC (November 2005 to present). Also serves as: President, ACS; Chief Executive Officer, Chief
   Financial Officer and Chief Accounting Officer, ACIM, ACGIM, ACS, ACIS and
   other ACC subsidiaries; Managing Director, Morgan Stanley (March 2000 to
   November 2005)
--------------------------------------------------------------------------------

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUNDS: Chief Compliance Officer and Senior Vice President
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
   ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January
   1995 to present). Also serves as: Senior Vice President, ACS; Assistant
   Treasurer, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUNDS: Senior Vice President and General Counsel
FIRST YEAR OF SERVICE: 1998
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
   to present); General Counsel, ACC (June 1998 to present). Also serves as:
   Senior Vice President and General Counsel, ACIM, ACGIM, ACS , ACIS and other
   ACC subsidiaries
--------------------------------------------------------------------------------

ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUNDS: Vice President, Treasurer and Chief Financial
   Officer
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
   to present)
--------------------------------------------------------------------------------

C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUNDS: Controller
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
   to present); Controller-Investment Accounting, ACS (June 1997 to present)
--------------------------------------------------------------------------------

JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUNDS: Tax Officer
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
   to present); Vice President, Corporate Tax, ACS (April 1998 to present). Also serves as: Vice President, ACIM, ACGIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the funds, it has hired the advisor to do so. The trustees, in carrying out their fiduciary duty under the Investment Company Act, are responsible for approving new and existing management contracts with the funds' advisor.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the trustees may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more trustees who may exercise the powers and authority of the board to the extent that the trustees determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the trustees in good faith shall be conclusive.

Committees

The board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The trustee first named serves as chairman of the committee.

--------------------------------------------------------------------------------
COMMITTEE: Audit and Compliance
MEMBERS: Jeanne D. Wohlers, Ronald J. Gilson
FUNCTION: The Audit and Compliance Committee approves the engagement of the funds' independent registered public accounting firm, recommends approval of such engagement to the independent trustees, and oversees the activities of the funds' independent registered public accounting firm. The committee receives reports from the advisor's Internal Audit Department, which is accountable to the committee. The committee also receives reporting about compliance matters affecting the funds.
NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------

COMMITTEE: Corporate Governance
MEMBERS: Ronald J. Gilson, John Freidenrich, John B. Shoven
FUNCTION: The Corporate Governance Committee reviews board procedures and committee structures. It also considers and recommends individuals for nomination as trustees. The names of potential trustee candidates may be drawn from a number of sources, including recommendations from members of the board, management (in the case of interested trustees only) and shareholders.
   Shareholders may submit trustee nominations to the Corporate Secretary,
   American Century Funds, P.O. Box 410141, Kansas City, MO 64141. All such nominations will be forwarded to the committee for consideration. The committee also may recommend the creation of new committees, evaluate the membership structure of new and existing committees, consider the frequency and duration of board and committee meetings and otherwise evaluate the responsibilities, processes, resources, performance and compensation of the board.
NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------

COMMITTEE: Portfolio
MEMBERS: Myron S. Scholes, John Freidenrich, Kathryn A. Hall, William M. Lyons
   (ex officio)
FUNCTION: The Portfolio Committee reviews quarterly the investment activities and strategies used to manage fund assets. The committee regularly receives reports from portfolio managers, credit analysts and other investment personnel concerning the funds' investments.
NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------

COMMITTEE: Quality of Service
MEMBERS: John B. Shoven, Ronald J. Gilson, William M. Lyons (ex officio)
FUNCTION: The Quality of Service Committee reviews the level and quality of transfer agent and administrative services provided to the funds and their shareholders. It receives and reviews reports comparing those services to those of fund competitors and seeks to improve such services where feasible and appropriate.
NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------

Compensation of Trustees

The trustees serve as trustees or directors for eight American Century investment companies. Each trustee who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the board of all such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among these investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the investment companies served by the board to each trustee who is not an interested person as defined in the Investment Company
Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED MARCH 31, 2006

                                                   Total Compensation from
                           Total Compensation      the American Century
Name of Trustee            from the Funds(1)       Family of Funds(2)
--------------------------------------------------------------------------------
Antonio Canova(3)           $13,713                 $80,417
--------------------------------------------------------------------------------
Albert A. Eisenstat(4)         $490                 $4,000
--------------------------------------------------------------------------------
John Freidenrich            $13,127                 $75,667
--------------------------------------------------------------------------------
Ronald J. Gilson            $21,457                 $127,125
--------------------------------------------------------------------------------
Kathryn A. Hall             $12,405                 $69,917
--------------------------------------------------------------------------------
Myron S. Scholes            $13,740                 $80,667
--------------------------------------------------------------------------------
Kenneth E. Scott(5)          $9,122                 $40,583
--------------------------------------------------------------------------------
John B. Shoven              $14,364                 $85,667
--------------------------------------------------------------------------------
Jeanne D. Wohlers           $13,116                 $75,667
--------------------------------------------------------------------------------

(1)  Includes compensation paid to the trustees for the fiscal year ended March
     31, 2006, and also includes amounts deferred at the election of the trustees under the American Century Mutual Funds' Independent Directors'
     Deferred Compensation Plan.

(2)  Includes compensation paid by the investment companies of the American
     Century family of funds served by this board. The total amount of deferred compensation included in the preceding table is as follows: Mr. Canova,
     $80,417; Mr. Eisenstat, $4,000; Mr. Gilson, $127,125; Ms. Hall, $69,917;
     Mr. Scholes, $80,667; Mr. Scott, $40,583; Mr. Shoven, $85,667; and Ms.
     Wohlers, $52,967.

(3)  Mr. Canova resigned from the board on May 14, 2006.

(4)  Mr. Eisenstat retired from the board on May 26, 2005.

(5)  Mr. Scott retired from the board on January 12, 2006.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds.

All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

During the fiscal year ended March 31, 2006, Albert Eisenstat received $564,592 in deferred compensation under American Century Mutual Funds' Independent
Directors' Deferred Compensation Plan.

OWNERSHIP OF FUND SHARES

The trustees owned shares in the funds as of December 31, 2005, as shown in the table below. Because Core Plus, NT Diversified Bond and Short Duration were not in operation as of the calendar year end, they are not included in the table below. Because the trustees did not oversee the management of High-Yield Bond and Select Bond as of the end of the most recent calendar year, those funds do not appear in the table below.

                                                             NAMES OF TRUSTEES
--------------------------------------------------------------------------------------------
                                                   William M.       John        Ronald J.
                                                     Lyons       Freidenrich     Gilson
--------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:

   Diversified Bond                                    A             A             A
--------------------------------------------------------------------------------------------
   High-Yield                                          A             A             A
--------------------------------------------------------------------------------------------
   Inflation Protection Bond                           A             A             A
--------------------------------------------------------------------------------------------
   Premium Money Market                                E             A             C
--------------------------------------------------------------------------------------------
   Prime Money Market                                  C             A             A
--------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity                       E             A             E
Securities in all Registered Investment
Companies Overseen by Trustees in
Family of Investment Companies
--------------------------------------------------------------------------------------------

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE THAN $100,000

                                                            NAMES OF TRUSTEES
--------------------------------------------------------------------------------------------
                                             Kathryn A.   Myron S.    John B.    Jeanne D.
                                                Hall      Scholes      Shoven     Wohlers
--------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:

   Diversified Bond                              A           A           A           A
--------------------------------------------------------------------------------------------
   High-Yield                                    A           A           A           A
--------------------------------------------------------------------------------------------
   Inflation Protection Bond                     A           A           A           A
--------------------------------------------------------------------------------------------
   Premium Money Market                          A           A           A           A
--------------------------------------------------------------------------------------------
   Prime Money Market                            A           A           A           A
--------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity                 E           E           E           E
Securities in all Registered Investment
Companies Overseen by Trustees in
Family of Investment Companies
--------------------------------------------------------------------------------------------

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE THAN $100,000

CODE OF ETHICS

The funds, the investment advisor, principal underwriter and, if applicable, subadvisor have adopted codes of ethics under Rule 17j-1 of the Investment
Company Act. They permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of Trustees has approved the advisor's proxy voting guidelines to govern the advisor's proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The proxy voting guidelines specifically address these considerations and establish a framework for the advisor's consideration of the vote that would be appropriate for the funds. In particular, the proxy voting guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

o    Election of Directors
o    Ratification of Selection of Auditors
o    Equity-Based Compensation Plans
o    Anti-Takeover Proposals
     *    Cumulative Voting
     *    Staggered Boards
     *    "Blank Check" Preferred Stock
     *    Elimination of Preemptive Rights
     *    Non-targeted Share Repurchase
     *    Increase in Authorized Common Stock
     *    "Supermajority" Voting Provisions or Super Voting Share Classes
     *    "Fair Price" Amendments
     *    Limiting the Right to Call Special Shareholder Meetings
     *    Poison Pills or Shareholder Rights Plans
     *    Golden Parachutes
     *    Reincorporation
     *    Confidential Voting
     *    Opting In or Out of State Takeover Laws
o    Shareholder Proposals Involving Social, Moral or Ethical Matters
o    Anti-Greenmail Proposals
o    Changes to Indemnification Provisions
o    Non-Stock Incentive Plans
o    Director Tenure
o    Directors' Stock Options Plans
o    Director Share Ownership

Finally, the proxy voting guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest.
Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent trustees of the funds.

A copy of the advisor's proxy voting guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the About Us page at
americancentury.com. The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

Distribution to the Public

Full portfolio holdings for each fund will be made available for distribution 30 days after the end of each calendar quarter, and will be posted on
americancentury.com at approximately the same time. This disclosure is in addition to the portfolio disclosure in annual and semi-annual shareholder reports, and on Form N-Q, which disclosures are filed with the Securities and
Exchange Commission within 60 days of each fiscal quarter end and also posted on
americancentury.com at the time the filings are made.

Top 10 holdings for each fund will be made available for distribution monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.

Certain portfolio characteristics determined to be sensitive and confidential will be made available for distribution monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.
Characteristics not deemed confidential will be available for distribution at any time. The advisor may make determinations of confidentiality on a fund-by-fund basis, and may add or delete characteristics from those considered confidential at any time.

So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.

Accelerated Disclosure

The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.

ONGOING ARRANGEMENTS

Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's clients, and the review of fund performance for ERISA fiduciary purposes.

In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the funds' distributor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading).
Non-disclosure agreements require the approval of an attorney in the advisor's legal department. The advisor's compliance department receives quarterly reports detailing which clients received accelerated disclosure, what they received, when they received it and the purposes of such disclosure. Compliance personnel are required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure agreements as of July 31,
2006 are as follows:

o    Aetna, Inc.
o    American Fidelity Assurance Co.
o    AUL/American United Life Insurance Company
o    Ameritas Life Insurance Corporation
o    Annuity Investors Life Insurance Company
o    Asset Services Company L.L.C.
o    Bell Globemedia Publishing
o    Bellwether Consulting, LLC
o    Bidart & Ross
o    Callan Associates, Inc.
o    Cambridge Financial Services, Inc.
o    Cleary Gull Inc.
o    Commerce Bank, N.A.
o    Connecticut General Life Insurance Company
o    CRA RogersCasey, Inc.
o    Defined Contribution Advisors, Inc.
o    EquiTrust Life Insurance Company
o    Evaluation Associates, LLC
o    Evergreen Investments
o    Farm Bureau Life Insurance Company
o    First MetLife Investors Insurance Company
o    Fund Evaluation Group, LLC
o    The Guardian Life Insurance & Annuity Company, Inc.
o    Hewitt Associates LLC
o    ICMA Retirement Corporation
o    ING Life Insurance Company & Annuity Co.
o    Investors Securities Services, Inc.
o    Iron Capital Advisors
o    J.P. Morgan Retirement Plan Services LLC
o    Jefferson National Life Insurance Company
o    Jefferson Pilot Financial
o    Jeffrey Slocum & Associates, Inc.
o    Kansas City Life Insurance Company
o    Kmotion, Inc.
o    Liberty Life Insurance Company
o    The Lincoln National Life Insurance Company
o    Lipper Inc.
o    Manulife Financial
o    Massachusetts Mutual Life Insurance Company
o    Merrill Lynch o MetLife Investors Insurance Company
o    MetLife Investors Insurance Company of California
o    Midland National Life Insurance Company
o    Minnesota Life Insurance Company
o    Morgan Stanley DW, Inc.
o    Morningstar Associates LLC
o    Morningstar Investment Services, Inc.
o    National Life Insurance Company
o    Nationwide Financial
o    New England Pension Consultants
o    Northwestern Mutual Life Insurance Co.
o    NT Global Advisors, Inc.
o    NYLIFE Distributors, LLC
o    Principal Life Insurance Company
o    Prudential Financial
o    Rocaton Investment Advisors, LLC
o    S&P Financial Communications
o    Scudder Distributors, Inc.
o    Security Benefit Life Insurance Co.
o    Smith Barney
o    SunTrust Bank
o    Symetra Life Insurance Company
o    Trusco Capital Management
o    Union Bank of California, N.A.
o    The Union Central Life Insurance Company
o    VALIC Financial Advisors
o    VALIC Retirement Services Company
o    Vestek Systems, Inc.
o    Wachovia Bank, N.A.
o    Wells Fargo Bank, N.A.

Once a party has executed a non-disclosure agreement, it may receive any or all of the following data for funds in which its clients have investments or are actively considering investment:

(1)  Full holdings quarterly as soon as reasonably available;

(2)  Full holdings monthly as soon as reasonably available;

(3)  Top 10 holdings monthly as soon as reasonably available; and

(4)  Portfolio characteristics monthly as soon as reasonably available.

The types, frequency
and timing of disclosure to such parties vary. In most situations, the information provided pursuant to a non-disclosure agreement is limited to certain portfolio characteristics and/or top 10 holdings, which information is provided on a monthly basis. In limited situations, and when approved by a member of the legal department and responsible chief investment officer, full holdings may be provided.

SINGLE EVENT REQUESTS

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund's holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large account into or out of a fund. To reduce the impact to the fund, such transactions may be conducted on an in-kind basis using shares of portfolio securities rather than cash. The advisor may provide accelerated holdings disclosure to the transition manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

SERVICE PROVIDERS

Various service providers to the funds and the funds' advisor must have access to some or all of the funds' portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds. These service providers include the funds' custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades (as needed). Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information.

Additional Safeguards

The advisor's policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. Second, distribution of portfolio holdings information, including compliance with the advisor's policies and the resolution of any potential conflicts that may arise, is monitored quarterly. Finally, the funds'
Board of Trustees exercises oversight of disclosure of the funds' portfolio securities. The board has received and reviewed a summary of the advisor's policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.

The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of XX, 2006, the following shareholders, beneficial or of record, owned more than 5% of the outstanding shares of any class of a fund. Because Core Plus and
Short Duration were not in operation on XX, 2006, they are not included in the table below.

                                                                   Percentage of
                                               Percentage of     Outstanding Shares
Fund/   Shareholder                          Outstanding Shares       Owned
Class                                         Owned Of Record     Beneficially(1)
-------------------------------------------------------------------------------------
Diversified Bond
-------------------------------------------------------------------------------------
   Investor

        American Century Serv Corp                  XX%              XX%
        One Choice Portfolio
        Moderate Omnibus
        Kansas City, Missouri

        American Century Serv Corp                  XX%              XX%
        One Choice Portfolio
        Conservative Omnibus
        Kansas City, Missouri

        American Century Serv Corp                  XX%              XX%
        One Choice Portfolio
        Aggressive Omnibus
        Kansas City, Missouri
-------------------------------------------------------------------------------------
   Institutional

        JPMorgan Chase Bank Trustee                 XX%              XX%
        Texas Health Retirement Program
        Kansas City, Missouri

        American Century Serv Corp                  XX%              XX%
        KPESP 2009 Moderate
        Kansas City, Missouri

        American Century Serv Corp                  XX%              XX%
        KPESP 2012 Aggressive
        Kansas City, Missouri

        American Century Serv Corp                  XX%              XX%
        KPESP 2006 Moderate
        Kansas City, Missouri

        American Century Serv Corp                  XX%              XX%
        KPESP 2009 Aggressive
        Kansas City, Missouri
-------------------------------------------------------------------------------------
   A
        Charles Schwab & Co. Inc.                   XX%             XX%
        San Francisco, California

        Pershing LLC                                XX%             XX%
        Jersey City, New Jersey
-------------------------------------------------------------------------------------

(1   IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                                   Percentage of
                                               Percentage of     Outstanding Shares
Fund/   Shareholder                          Outstanding Shares       Owned
Class                                         Owned Of Record     Beneficially(1)
-------------------------------------------------------------------------------------
Diversified Bond
-------------------------------------------------------------------------------------
   B
        American Enterprise Investment Svcs         XX%              XX%
        Minneapolis, Minnesota

        American Enterprise Investment Svcs         XX%              XX%
        Minneapolis, Minnesota
-------------------------------------------------------------------------------------
   C
        MLPF&S Inc.                                 XX%              XX%
        Jacksonville, Florida
-------------------------------------------------------------------------------------
   R
        American Century Investment                 XX%              XX%
        Management, Inc.
        Kansas City, Missouri
------------------------------------------------------------------------------------
   Advisor
        Pershing LLC                                XX%              XX%
        Jersey City, New Jersey

        Saxon & Co.                                 XX%              XX%
        Philadelphia, Pennsylvania

        MLPF&S Inc.                                 XX%              XX%
        Jacksonville, Florida

        Reliance Trust Co.                          XX%              XX%
        FBO Klauber Brothers
        Atlanta, Georgia

        Charles Schwab & Co. Inc.                   XX%              XX%
        San Francisco, California

        MG Trust Cust                               XX%              XX%
        FBO PBC Management, Inc.
        Denver, Colorado

        Trust Lynx & Co.                            XX%              XX%
        Denver, Colorado
-------------------------------------------------------------------------------------
NT Diversified Bond
-------------------------------------------------------------------------------------
   Institutional

        American Century Serv Port                  XX%              XX%
        LIVESTRONG(TM) 2025 Portfolio
        NT Diversified Bond Omnibus
        Kansas City, Missouri

        American Century Serv Corp                  XX%              XX%
        LIVESTRONG(TM) 2015 Portfolio
        NT Diversified Bond Omnibus
        Kansas City, Missouri

        American Century Serv Corp                  XX%              XX%
        LIVESTRONG(TM) 2035 Portfolio
        NT Diversified Bond Omnibus
        Kansas City, Missouri

        American Century Serv Corp                  XX%              XX%
        LIVESTRONG(TM) Income Portfolio
        NT Diversified Bond Omnibus
        Kansas City, Missouri

        American Century Serv Corp                  XX%              XX%
        LIVESTRONG(TM) 2045 Portfolio
        NT Diversified Bond Omnibus
        Kansas City, Missouri
-------------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                                   Percentage of
                                               Percentage of     Outstanding Shares
Fund/   Shareholder                          Outstanding Shares       Owned
Class                                         Owned Of Record     Beneficially(1)
-------------------------------------------------------------------------------------
High-Yield
-------------------------------------------------------------------------------------
   Investor

              American Century Serv Corp            XX%              XX%
              One Choice Portfolio Aggressive
              Omnibus
              Kansas City, Missouri

              American Century Serv Corp            XX%              XX%
              One Choice Portfolio Moderate Omnibus
              Kansas City, Missouri

              Fidelity FIIOC TR                     XX%              XX%
              Covington, Kentucky
-------------------------------------------------------------------------------------
   Institutional

              American Century Serv Corp            XX%              XX%
              LIVESTRONG(TM) 2025 Portfolio
              High-Yield Omnibus
              Kansas City, Missouri

              American Century Serv Corp            XX%              XX%
              LIVESTRONG(TM) 2015 Portfolio
              High-Yield Omnibus
              Kansas City, Missouri

              American Century Serv Corp            XX%              XX%
              LIVESTRONG(TM) 2035 Portfolio
              High-Yield Omnibus
              Kansas City, Missouri

              American Century Serv Corp            XX%              XX%
              LIVESTRONG(TM) Income Portfolio
              High-Yield Omnibus
              Kansas City, Missouri

              American Century Serv Corp            XX%              XX%
              LIVESTRONG(TM) 2045 Portfolio
              High-Yield Omnibus
              Kansas City, Missouri
-------------------------------------------------------------------------------------
   A
              Charles Schwab & Co., Inc.            XX%              XX%
              San Francisco, California
-------------------------------------------------------------------------------------
   B
              MLPF&S Inc.                           XX%              XX%
              Jacksonville, Florida
-------------------------------------------------------------------------------------
   C
              MLPF&S Inc.                           XX%              XX%
              Jacksonville, Florida

              American Enterprise Investment Svcs   XX%              XX%
              Minneapolis, Minnesota

              American Enterprise Investment Svcs   XX%              XX%
              Minneapolis, Minnesota
-------------------------------------------------------------------------------------
   R
              American Century Investment           XX%              XX%
              Management, Inc.
              Kansas City, Missouri
-------------------------------------------------------------------------------------
   Advisor
              Riverside National Bank & Trust       XX%              XX%
              Fort Pierce, Florida

              Pershing LLC                          XX%              XX%
              Jersey City, New Jersey
-------------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                                   Percentage of
                                               Percentage of     Outstanding Shares
Fund/   Shareholder                          Outstanding Shares       Owned
Class                                         Owned Of Record     Beneficially(1)
-------------------------------------------------------------------------------------
High-Yield
-------------------------------------------------------------------------------------
   Advisor
              BISYS Retirement Svcs                 XX%              XX%
              Lakewood Construction Co PSP & DEF
              Denver, Colorado

              Ruane & Co. -- TR Paul                XX%              XX%
              c/o Tompkins Investment Svcs
              Ithaca, New York

              National Financial Services LLC       XX%              XX%
              New York, New York

-------------------------------------------------------------------------------------
High-Yield Bond
-------------------------------------------------------------------------------------
   Investor Class

              American Century Investment           XX%              XX%
              Management, Inc.
              Kansas City, Missouri
-------------------------------------------------------------------------------------
   Institutional Class

              Northwestern Mutual Life              XX%              XX%
              Milwaukee, Wisconsin
-------------------------------------------------------------------------------------
   A Class

              John Hancock Life Insurance Company   XX%              XX%
              (USA)
              Toronto, Canada
-------------------------------------------------------------------------------------
   B Class

              None
-------------------------------------------------------------------------------------
   C Class

              American Century Investment           XX%              XX%
              Management, Inc.
              Kansas City, Missouri

              Pershing LLC                          XX%              XX%
              Jersey City, New Jersey
-------------------------------------------------------------------------------------
   R Class

              American Century Investment           XX%              XX%
              Management, Inc.
              Kansas City, Missouri
-------------------------------------------------------------------------------------
Inflation Protection Bond
-------------------------------------------------------------------------------------
   Investor
              MLPF&S Inc.                           XX%              XX%
              Jacksonville, Florida

              Charles Schwab & Co., Inc.            XX%              XX%
              San Francisco, California
-------------------------------------------------------------------------------------
   Institutional

              American Century Investment           XX%              XX%
              Management, Inc.
              Kansas City, Missouri

              Charles Schwab & Co., Inc.            XX%              XX%
              San Francisco, California
-------------------------------------------------------------------------------------
   A
              Charles Schwab & Co., Inc.            XX%              XX%
              San Francisco, California
-------------------------------------------------------------------------------------
   B
              MLPF&S Inc.                           XX%              XX%
              Jacksonville, Florida

              American Enterprise Investment Svcs   XX%              XX%
              Minneapolis, Minnesota
-------------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                                   Percentage of
                                               Percentage of     Outstanding Shares
Fund/   Shareholder                          Outstanding Shares       Owned
Class                                         Owned Of Record     Beneficially(1)
-------------------------------------------------------------------------------------
Inflation Protection Bond
-------------------------------------------------------------------------------------
   C
              MLPF&S Inc.                           XX%              XX%
              Jacksonville, Florida
-------------------------------------------------------------------------------------
   R
              American Century Investment           XX%              XX%
              Management, Inc.
              Kansas City, Missouri
-------------------------------------------------------------------------------------
Premium Money Market
-------------------------------------------------------------------------------------
   Investor
              Chase Manhattan Bank NA Trustee       XX%              XX%
              Olin Corp. Employee Ownership Plan
              New York, New York
-------------------------------------------------------------------------------------
Prime Money Market
-------------------------------------------------------------------------------------
   Investor
              American Century Money Fund           XX%              XX%
               Settlement
              Jersey City, New Jersey
-------------------------------------------------------------------------------------
   A
              First Clearing LLC                    XX%              XX%
              Englewood, Florida
-------------------------------------------------------------------------------------
   B
              National Investor Services            XX%              XX%
              New York, New York

              401(k) RPSA                           XX%              XX%
              Tharp & Assoc 401(k)
              Phoenix, Arizona
-------------------------------------------------------------------------------------
   C
-------------------------------------------------------------------------------------
              First Clearing LLC                    XX%              XX%
              Ross E. Watson & Diana Watson
              JT TEN
              Tustin, California

              First Clearing LLC                    XX%              XX%
              Miles Pebley McGann & Calli Ann McGann
              JT TEN
              Laguna Beach, California

              Pershing LLC                          XX%              XX%
              Jersey City, New Jersey

              First Clearing LLC                    XX%              XX%
              Jacob B. Kriegsman IRA R/O
              Glen Allen, Virginia

              NFS LLC FEBO                          XX%              XX%
              NFS/FMTC IRA
              Jersey City, New Jersey

              First Clearing LLC                    XX%              XX%
              Karen Getz Living Trust
              Karen A. Getz TTEE UA DTD
              Glen Allen, Virginia
-------------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                                   Percentage of
                                               Percentage of     Outstanding Shares
Fund/   Shareholder                          Outstanding Shares       Owned
Class                                         Owned Of Record     Beneficially(1)
-------------------------------------------------------------------------------------
Prime Money Market
-------------------------------------------------------------------------------------
   Advisor
              EMJAYCO                               XX%              XX%
              FBO Hanson Truss Inc 401K Plan
              Milwaukee, Wisconsin

              EMJAYCO                               XX%              XX%
              FBO Poma Distributing Co Inc.
              401K Profit Sharing Plan
              Milwaukee, Wisconsin

              EMJAYCO                               XX%              XX%
              FBO Abstract Construction Company
              104(K) Profit Sharing Plan
              Milwaukee, Wisconsin

              Reliance Trust Co Cust                XX%              XX%
              FBO Actuarial Resources Corp 401K
              Atlanta, Georgia

              EMJAYCO                               XX%              XX%
              FBO IKS American Corporation
              401K Profit Sharing Plan
              Milwaukee, Wisconsin

              EMJAYCO                               XX%              XX%
              FBO Cuisine Solutions Inc. 401K Plan
              Milwaukee, Wisconsin
-------------------------------------------------------------------------------------
Select Bond
-------------------------------------------------------------------------------------
   Investor Class

              American Century Investment           XX%              XX%
              Management, Inc.
              Kansas City, Missouri
-------------------------------------------------------------------------------------
   Institutional Class

              Northwestern Mutual Life              XX%              XX%
              Milwaukee, Wisconsin
-------------------------------------------------------------------------------------
   A Class

              Delaware Charter Guarantee & Trust    XX%              XX%
              FBO Various Qualified Plans
              Des Moines, Iowa

              Delaware Charter Guarantee & Trust    XX%              XX%
              FBO Principal Financial Group OMNIBUS
              Qualified
              Des Moines, Iowa
-------------------------------------------------------------------------------------
   B Class

              None
-------------------------------------------------------------------------------------
   C Class
              American Century Investment           XX%              XX%
              Management, Inc.
              Kansas City, Missouri
-------------------------------------------------------------------------------------
   R Class
              American Century Investment           XX%              XX%
              Management, Inc.
              Kansas City, Missouri
-------------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than
25% of the voting securities of the trust. A shareholder owning of record or beneficially more than 25% of the trust's outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. As of July 17, 2006, the officers and trustees of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the trust has hired a number of service providers. Each service provider has a specific function to fill on behalf of the trust that is described below.

ACIM, ACS and ACIS are wholly owned, directly or indirectly, by ACC. James E.
Stowers, Jr. controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor of the funds. A description of the responsibilities of the advisor appears in the prospectus under the heading MANAGEMENT.

For the services provided to the funds, the advisor receives a unified management fee based on a percentage of the net assets of a fund. For more information about the unified management fee, see The Investment Advisor under the heading Management in each fund's prospectus. The annual rate at which this fee is assessed is determined daily in a multi-step process. First, each of the trust's funds is categorized according to the broad asset class in which it invests (e.g., money market, bond or equity), and the assets of the funds in each category are totaled (Fund Category Assets). Second, the assets are totaled for certain other accounts managed by the advisor (Other Account Category
Assets). To be included, these accounts must have the same management team and investment objective as a fund in the same category with the same Board of
Trustees as the trust. Together, the Fund Category Assets and the Other Account
Category Assets comprise the "Investment Category Assets." The Investment
Category Fee Rate is then calculated by applying a fund's Investment Category
Fee Schedule to the Investment Category Assets and dividing the result by the
Investment Category Assets.

Finally, a separate Complex Fee Schedule is applied to the assets of all of the funds in the American Century family of funds (the Complex Assets), and the
Complex Fee Rate is calculated based on the resulting total. The Investment
Category Fee Rate and the Complex Fee Rate are then added to determine the
Management Fee Rate payable by a class of the fund to the advisor.

For purposes of determining the assets that comprise the Fund Category Assets,
Other Account Category Assets and Complex Assets, the assets of registered investment companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.

The schedules by which the unified management fee is determined are shown below.

INVESTMENT CATEGORY FEE SCHEDULE FOR CORE PLUS FUND
--------------------------------------------------------------------------------
CATEGORY ASSETS                   FEE RATE
--------------------------------------------------------------------------------
First $1 billion                  0.4600%
--------------------------------------------------------------------------------
Next $1 billion                   0.4080%
--------------------------------------------------------------------------------
Next $3 billion                   0.3780%
--------------------------------------------------------------------------------
Next $5 billion                   0.3580%
--------------------------------------------------------------------------------
Next $15 billion                  0.3450%
--------------------------------------------------------------------------------
Next $25 billion                  0.3430%
--------------------------------------------------------------------------------
Thereafter                        0.3425%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR DIVERSIFIED BOND FUND,
NT DIVERSIFIED BOND AND SELECT BOND FUND
--------------------------------------------------------------------------------
CATEGORY ASSETS                   FEE RATE
--------------------------------------------------------------------------------
First $1 billion                  0.4100%
--------------------------------------------------------------------------------
Next $1 billion                   0.3580%
--------------------------------------------------------------------------------
Next $3 billion                   0.3280%
--------------------------------------------------------------------------------
Next $5 billion                   0.3080%
--------------------------------------------------------------------------------
Next $15 billion                  0.2950%
--------------------------------------------------------------------------------
Next $25 billion                  0.2930%
--------------------------------------------------------------------------------
Thereafter                        0.2925%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR HIGH-YIELD FUND AND HIGH-YIELD BOND FUND
--------------------------------------------------------------------------------
CATEGORY ASSETS                    FEE RATE
--------------------------------------------------------------------------------
First $1 billion                   0.6600%
--------------------------------------------------------------------------------
Next $1 billion                    0.6080%
--------------------------------------------------------------------------------
Next $3 billion                    0.5780%
--------------------------------------------------------------------------------
Next $5 billion                    0.5580%
--------------------------------------------------------------------------------
Next $15 billion                   0.5450%
--------------------------------------------------------------------------------
Next $25 billion                   0.5430%
--------------------------------------------------------------------------------
Thereafter                         0.5425%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR INFLATION PROTECTION BOND FUND
--------------------------------------------------------------------------------
CATEGORY ASSETS                   FEE RATE
--------------------------------------------------------------------------------
First $1 billion                  0.3800%
--------------------------------------------------------------------------------
Next $1 billion                   0.3280%
--------------------------------------------------------------------------------
Next $3 billion                   0.2980%
--------------------------------------------------------------------------------
Next $5 billion                   0.2780%
--------------------------------------------------------------------------------
Next $15 billion                  0.2650%
--------------------------------------------------------------------------------
Next $25 billion                  0.2630%
--------------------------------------------------------------------------------
Thereafter                        0.2625%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR PREMIUM MONEY MARKET FUND
--------------------------------------------------------------------------------
CATEGORY ASSETS                   FEE RATE
--------------------------------------------------------------------------------
First $1 billion                  0.2300%
--------------------------------------------------------------------------------
Next $1 billion                   0.1870%
--------------------------------------------------------------------------------
Next $3 billion                   0.1460%
--------------------------------------------------------------------------------
Next $5 billion                   0.1290%
--------------------------------------------------------------------------------
Next $15 billion                  0.1180%
--------------------------------------------------------------------------------
Next $25 billion                  0.1175%
--------------------------------------------------------------------------------
Thereafter                        0.1170%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------
CATEGORY ASSETS                  FEE RATE
--------------------------------------------------------------------------------
First $1 billion                 0.3500%
--------------------------------------------------------------------------------
Next $1 billion                  0.3070%
--------------------------------------------------------------------------------
Next $3 billion                  0.2660%
--------------------------------------------------------------------------------
Next $5 billion                  0.2490%
--------------------------------------------------------------------------------
Next $15 billion                 0.2380%
--------------------------------------------------------------------------------
Next $25 billion                 0.2375%
--------------------------------------------------------------------------------
Thereafter                       0.2370%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR SHORT DURATION FUND
--------------------------------------------------------------------------------
CATEGORY ASSETS                   FEE RATE
--------------------------------------------------------------------------------
First $1 billion                  0.4100%
--------------------------------------------------------------------------------
Next $1 billion                   0.3580%
--------------------------------------------------------------------------------
Next $3 billion                   0.3280%
--------------------------------------------------------------------------------
Next $5 billion                   0.3080%
--------------------------------------------------------------------------------
Next $15 billion                  0.2950%
--------------------------------------------------------------------------------
Next $25 billion                  0.2930%
--------------------------------------------------------------------------------
Thereafter                        0.2925%
--------------------------------------------------------------------------------

The Complex Fee is determined according to the schedules below.

                           INVESTOR, A, B, C
                           AND R CLASS         INSTITUTIONAL          ADVISOR
CATEGORY ASSETS            FEE RATE              FEE RATE             FEE RATE
--------------------------------------------------------------------------------
First $2.5 billion         0.3100%               0.1100%                0.0600%
--------------------------------------------------------------------------------
Next $7.5 billion          0.3000%               0.1000%                0.0500%
--------------------------------------------------------------------------------
Next $15.0 billion         0.2985%               0.0985%                0.0485%
--------------------------------------------------------------------------------
Next $25.0 billion         0.2970%               0.0970%                0.0470%
--------------------------------------------------------------------------------
Next $25.0 billion         0.2870%               0.0870%                0.0370%
--------------------------------------------------------------------------------
Next $25.0 billion         0.2800%               0.0800%                0.0300%
--------------------------------------------------------------------------------
Next $25.0 billion         0.2700%               0.0700%                0.0200%
--------------------------------------------------------------------------------
Next $25.0 billion         0.2650%               0.0650%                0.0150%
--------------------------------------------------------------------------------
Next $25.0 billion         0.2600%               0.0600%                0.0100%
--------------------------------------------------------------------------------
Next $25.0 billion         0.2550%               0.0550%                0.0050%
--------------------------------------------------------------------------------
Thereafter                 0.2500%               0.0500%                0.0000%
--------------------------------------------------------------------------------

On each calendar day, each class of each fund accrues a management fee that is equal to the class's Management Fee Rate times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The fee for the previous month is the sum of the calculated daily fees for each class of a fund during the previous month.

The management agreement between the trust and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of Trustees, or a majority of outstanding shareholder votes (as defined in the Investment Company Act); and

(2)  the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Trustees or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally.
A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. A particular security may be bought for one client or fund on the same day it is sold for another client or fund, and a client or fund may hold a short position in a particular security at the same time another client or fund holds a long position. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. The advisor has adopted procedures designed to ensure such transactions will be allocated among clients and funds in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Trustees has approved the advisor's policy with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and with the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by Diversified Bond, High-Yield Bond, Premium
Money Market, Prime Money Market and Select Bond for the fiscal periods ended
March 31, 2006, 2005 and 2004 are indicated in the following table. Because Core
Plus, NT Diversified Bond, Short Duration, and the Investor, Institutional, C
and R Classes of High-Yield Bond and Select Bond were not in operation as of the fiscal year end, they are not included in the table below.

UNIFIED MANAGEMENT FEES

FUND                          2006                 2005                 2004
--------------------------------------------------------------------------------
DIVERSIFIED BOND

   Investor               $1,254,087            $1,046,459           $1,181,197
--------------------------------------------------------------------------------
   Institutional          $1,695,055            $1,309,822           $1,247,484
--------------------------------------------------------------------------------
   A Class                $38,088               $24,958              $13,478
--------------------------------------------------------------------------------
   B Class                $4,673                $4,176               $3,034
--------------------------------------------------------------------------------
   C Class                $8,774                $8,813               $6,249
--------------------------------------------------------------------------------
   R Class                $102(1)               N/A                  N/A
--------------------------------------------------------------------------------
   Advisor Class          $20,301               $23,991              $34,829
--------------------------------------------------------------------------------
HIGH-YIELD

   Investor Class         $324,708(2)           $386,420             $587,754
--------------------------------------------------------------------------------
   Institutional Class    $35,543(3)            $5,537(4)            N/A
--------------------------------------------------------------------------------
   A Class                $110,905(5)           $127,492             $61,286
--------------------------------------------------------------------------------
   B Class                $9,518(6)             $8,727               $5,416
--------------------------------------------------------------------------------
   C Class                $24,251(7)            $29,257              $20,495
--------------------------------------------------------------------------------
   R Class                $127(8)(9)            --                    --
--------------------------------------------------------------------------------
   Advisor Class          $2,217(10)            $2,693               $1,647
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE R CLASS IS JULY 29, 2005.

(2)  THE FUND HAD A PARTIAL MANAGEMENT FEE WAIVER BEGINNING JULY 29, 2005.
     $25,957 HAS BEEN WAIVED FROM THE AMOUNT SHOWN.

(3)  THE FUND HAD A PARTIAL MANAGEMENT FEE WAIVER BEGINNING JULY 29, 2005.
     $4,380 HAS BEEN WAIVED FROM THE AMOUNT SHOWN.

(4)  THE INCEPTION DATE FOR THE INSTITUTIONAL CLASS IS AUGUST 2, 2004.

(5)  THE FUND HAD A PARTIAL MANAGEMENT FEE WAIVER BEGINNING JULY 29, 2005.
     $8,230 HAS BEEN WAIVED FROM THE AMOUNT SHOWN.

(6)  THE FUND HAD A PARTIAL MANAGEMENT FEE WAIVER BEGINNING JULY 29, 2005. $772
     HAS BEEN WAIVED FROM THE AMOUNT SHOWN.

(7)  THE FUND HAD A PARTIAL MANAGEMENT FEE WAIVER BEGINNING JULY 29, 2005.
     $1,822 HAS BEEN WAIVED FROM THE AMOUNT SHOWN.

(8)  THE INCEPTION DATE FOR THE R CLASS IS JULY 29, 2005.

(9)  THE FUND HAD A PARTIAL MANAGEMENT FEE WAIVER BEGINNING JULY 29, 2005. $16
     HAS BEEN WAIVED FROM THE AMOUNT SHOWN.

(10) THE FUND HAD A PARTIAL MANAGEMENT FEE WAIVER BEGINNING JULY 29, 2005. $261
     HAS BEEN WAIVED FROM THE AMOUNT SHOWN.

UNIFIED MANAGEMENT FEES

FUND                          2006                 2005                 2004
--------------------------------------------------------------------------------
HIGH-YIELD BOND(1)        $1,163,772        $1,166,633              $996,033
--------------------------------------------------------------------------------
INFLATION PROTECTION BOND(2)

   Investor Class         $3,633                   N/A                   N/A
--------------------------------------------------------------------------------
   Institutional Class    $2,470                   N/A                   N/A
--------------------------------------------------------------------------------
   A Class                $18,797                  N/A                   N/A
--------------------------------------------------------------------------------
   B Class                $4,671                   N/A                   N/A
--------------------------------------------------------------------------------
   C Class                $12,696                  N/A                   N/A
--------------------------------------------------------------------------------
   R Class                $3,645                   N/A                   N/A
--------------------------------------------------------------------------------
PREMIUM MONEY MARKET

   Investor               $2,401,099(3)     $2,201,514            $2,348,823
--------------------------------------------------------------------------------
PRIME MONEY MARKET

   Investor Class         $11,113,118(4)   $12,220,129           $14,545,281
--------------------------------------------------------------------------------
   A Class                $39,858(5)              $382                $1,023
--------------------------------------------------------------------------------
   B Class                $616(6)                 $511                  $169
--------------------------------------------------------------------------------
   C Class                $2,557(7)             $2,144                  $538
--------------------------------------------------------------------------------
   Advisor Class          $8,989(8)            $10,403               $16,764
--------------------------------------------------------------------------------
SELECT BOND(1)            $611,356            $570,446              $415,512
--------------------------------------------------------------------------------

(1)  INCLUDES MANAGEMENT FEES PAID BY THE A, B AND C CLASSES OF THE PREDECESSOR
     FUND TO MASON STREET ADVISORS, LLC.

(2)  THE INCEPTION DATE FOR THE FUND IS MAY 31, 2005.

(3)  THE FUND HAD A PARTIAL MANAGEMENT FEE WAIVER BEGINNING JULY 29, 2005.
     $118,419 HAS BEEN WAIVED FROM THE AMOUNT SHOWN.

(4)  THE FUND HAD A PARTIAL MANAGEMENT FEE WAIVER BEGINNING JULY 29, 2005.
     $538,173 HAS BEEN WAIVED FROM THE AMOUNT SHOWN.

(5)  THE FUND HAD A PARTIAL MANAGEMENT FEE WAIVER BEGINNING JULY 29, 2005.
     $2,835 HAS BEEN WAIVED FROM THE AMOUNT SHOWN.

(6)  THE FUND HAD A PARTIAL MANAGEMENT FEE WAIVER BEGINNING JULY 29, 2005. $31
     HAS BEEN WAIVED FROM THE AMOUNT SHOWN.

(7)  THE FUND HAD A PARTIAL MANAGEMENT FEE WAIVER BEGINNING JULY 29, 2005. $115
     HAS BEEN WAIVED FROM THE AMOUNT SHOWN.

(8)  THE FUND HAD A PARTIAL MANAGEMENT FEE WAIVER BEGINNING JULY 29, 2005. $848
     HAS BEEN WAIVED FROM THE AMOUNT SHOWN.

Subadvisor for High-Yield Bond and Select Bond

The investment management agreement provides that the advisor may delegate certain responsibilities under the agreement to a subadvisor. Currently, Mason
Street Advisors LLC (MSA) serves as subadvisor to the Select Bond Fund and
High-Yield Bond Fund under a subadvisory agreement between the advisor and MSA dated March 30, 2006, and approved by shareholders on March 30, 2006. The subadvisory agreement continues for an initial period until July 31, 2007, and thereafter so long as continuance is specifically approved at least annually by vote of a majority of the funds' outstanding voting securities or by vote of a majority of the funds' trustees, provided that in either event the continuance is also approved by a majority of those trustees who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The subadvisory agreement is subject to termination without penalty on 60 days' written notice by the advisor, the Board of Trustees, a majority of the funds' outstanding shares, or
MSA, and will terminate automatically in the event of its assignment or termination of the investment advisory agreement between the funds and the advisor.

The subadvisory agreement provides that MSA will make investment decisions for the funds in accordance with the funds' investment objectives, policies, and restrictions, and whatever additional written guidelines it may receive from the advisor from time to time. For the services it provides to Select Bond, the advisor pays MSA a monthly fee at an annual rate of 0.300% on the first $50 million of the fund's average daily net assets, 0.275% on the next $50 million of average daily net assets, 0.250% on the next $250 million of average daily net assets and 0.220% on average daily net assets over $350 million. For the services it provides to High-Yield Bond, the advisor pays MSA a monthly fee at an annual rate of 0.500% on the first $50 million of the fund's average daily net assets, 0.460% on the next $50 million of average daily net assets, 0.450%
on the next $250 million of average daily net assets and 0.400% on average daily net assets over $350 million.

PORTFOLIO MANAGERS

(all funds except High-Yield Bond and Select Bond)

Other Accounts Managed

The portfolio managers also may be responsible for the day-to-day management of other accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2006)

                                                                           Other Accounts
                                                                           (e.g., separate
                                                          Other Pooled      accounts and
                                                           Investment        corporate
                                 Registered Investment      Vehicles          accounts,
                                Companies (e.g., other  (e.g., commingled    including
                                American Century funds   trusts and          incubation
                                and American Century -   529 education     strategies and
                                   subadvised funds)     savings plans)   corporate money)
--------------------------------------------------------------------------------------------
CORE PLUS FUND(1)

--------------------------------------------------------------------------------------------
Alejandro       Number of Other           XX                   XX               XX
Aguilar         Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other           $XX                  $XX              $XX
                Accounts Managed
--------------------------------------------------------------------------------------------
Robert Gahagan  Number of Other           XX                   XX               XX
                Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other           $XX                  $XX              $XX
                Accounts Managed
--------------------------------------------------------------------------------------------
Jeffrey Houston Number of Other           XX                   XX               XX
                Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other           $XX                  $XX              $XX
                Accounts Managed
--------------------------------------------------------------------------------------------
Brian Howell    Number of Other           XX                   XX               XX
                Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other           $XX                  $XX              $XX
                Accounts Managed
--------------------------------------------------------------------------------------------
James Keegan    Number of Other           XX                   XX               XX
                Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other           $XX                  $XX              $XX
                Accounts Managed
--------------------------------------------------------------------------------------------
David MacEwen   Number of Other           XX                   XX               XX
                Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other           $XX                  $XX              $XX
                Accounts Managed
--------------------------------------------------------------------------------------------
Dan Shiffman    Number of Other           XX                   XX               XX
                Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other           $XX                  $XX              $XX
                Accounts Managed
--------------------------------------------------------------------------------------------
John Walsh      Number of Other           XX                   XX                XX
                Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other           $XX                  $XX                $XX
                Accounts Managed
--------------------------------------------------------------------------------------------

(1)  THE FUND'S INCEPTION DATE IS NOVEMBER 30, 2006. THE FUND'S INFORMATION IS
     PROVIDED AS OF ________, 2006 AND ASSUMES THE FUND WAS IN OPERATION ON THAT
     DATE.

--------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
--------------------------------------------------------------------------------------------
Alejandro       Number of Other            8                    0                 2
Aguilar         Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other     $4,614,318,016             N/A           $38,173,065
                Accounts Managed
--------------------------------------------------------------------------------------------
Robert Gahagan  Number of Other           14                    1                 2
                Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other     $6,883,740,817       $1,795,540,630      $38,173,065
                Accounts Managed
--------------------------------------------------------------------------------------------
Jeffrey Houston Number of Other            4                    0                 1
                Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other     $1,153,115,653             N/A           $26,666,089
                Accounts Managed
--------------------------------------------------------------------------------------------
Brian Howell    Number of Other            6                    0                 2
                Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other     $2,660,675,690             N/A           $38,173,065
                Accounts Managed
--------------------------------------------------------------------------------------------
James Keegan    Number of Other            5                    0                 1
                Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other     $1,219,601,870             N/A           $26,666,089
                Accounts Managed
--------------------------------------------------------------------------------------------
David MacEwen   Number of Other            5                    0                 1
                Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other     $1,602,660,854             N/A           $26,666,089
                Accounts Managed
--------------------------------------------------------------------------------------------
Dan Shiffman    Number of Other            8                    0                 2
                Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other     $4,614,318,016             N/A           $38,173,065
                Accounts Managed
--------------------------------------------------------------------------------------------
John Walsh      Number of Other            4                    0                 1
                Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other     $1,153,115,653             N/A           $26,666,089
                Accounts Managed
--------------------------------------------------------------------------------------------
HIGH-YIELD FUND
--------------------------------------------------------------------------------------------
Michael Difley  Number of Other            0                    0                 0
                Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other           N/A                  N/A               N/A
                Accounts Managed
--------------------------------------------------------------------------------------------
James Keegan    Number of Other            5                    0                 1
                Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other     $1,831,701,170             N/A           $26,666,089
                Accounts Managed
--------------------------------------------------------------------------------------------

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2006)

                                                                           Other Accounts
                                                                           (e.g., separate
                                                          Other Pooled      accounts and
                                                           Investment        corporate
                                 Registered Investment      Vehicles          accounts,
                                Companies (e.g., other  (e.g., commingled    including
                                American Century funds   trusts and          incubation
                                and American Century -   529 education     strategies and
                                   subadvised funds)     savings plans)   corporate money)
--------------------------------------------------------------------------------------------
INFLATION PROTECTION BOND FUND
--------------------------------------------------------------------------------------------
Jeremy Fletcher  Number of Other            6                   0                 0
                 Accounts Managed
                 ---------------------------------------------------------------------------
                 Assets in Other      $2,740,119,326           N/A               N/A
                 Accounts Managed
--------------------------------------------------------------------------------------------
Robert Gahagan   Number of Other            14                  1                 2
                 Accounts Managed
                 ---------------------------------------------------------------------------
                 Assets in Other      $7,547,739,544     $1,795,540,630      $38,173,065
                 Accounts Managed
--------------------------------------------------------------------------------------------
NT DIVERSIFIED BOND FUND(2)
--------------------------------------------------------------------------------------------
Alejandro        Number of Other            9                   0                 2
Aguilar          Accounts Managed
                 ---------------------------------------------------------------------------
                 Assets in Other      $5,292,903,533           N/A           $38,173,065
                 Accounts Managed
--------------------------------------------------------------------------------------------
Robert Gahagan   Number of Other            15                  1                 2
                 Accounts Managed
                 ---------------------------------------------------------------------------
                 Assets in Other      $7,562,326,334     $1,795,540,630      $38,173,065
                 Accounts Managed
--------------------------------------------------------------------------------------------
Jeffrey Houston  Number of Other            5                   0                 1
                 Accounts Managed
                 ---------------------------------------------------------------------------
                 Assets in Other      $1,831,701,170           N/A           $26,666,089
                 Accounts Managed
--------------------------------------------------------------------------------------------
Brian Howell     Number of Other            7                   0                 2
                 Accounts Managed
                 ---------------------------------------------------------------------------
                 Assets in Other      $3,339,261,206           N/A           $38,173,065
                 Accounts Managed
--------------------------------------------------------------------------------------------
James Keegan     Number of Other            6                   0                 1
                 Accounts Managed
                 ---------------------------------------------------------------------------
                 Assets in Other      $1,898,187,386           N/A           $26,666,089
                 Accounts Managed
--------------------------------------------------------------------------------------------
David MacEwen    Number of Other            6                   0                 1
                 Accounts Managed
                 ---------------------------------------------------------------------------
                 Assets in Other      $2,281,246,370           N/A           $26,666,089
                 Accounts Managed
--------------------------------------------------------------------------------------------
Dan Shiffman     Number of Other            9                   0                 2
                 Accounts Managed
                 ---------------------------------------------------------------------------
                 Assets in Other      $5,292,903,533           N/A           $38,173,065
                 Accounts Managed
--------------------------------------------------------------------------------------------
John Walsh       Number of Other            5                   0                 1
                 Accounts Managed
                 ---------------------------------------------------------------------------
                 Assets in Other      $1,831,701,170           N/A           $26,666,089
                 Accounts Managed
--------------------------------------------------------------------------------------------

(2)  THE FUND'S INCEPTION DATE IS MAY 12, 2006. THE FUND'S INFORMATION IS
     PROVIDED AS OF MARCH 31, 2006, AND ASSUMES THE FUND WAS IN OPERATION ON
     THAT DATE.

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2006)

                                                                           Other Accounts
                                                                           (e.g., separate
                                                          Other Pooled      accounts and
                                                           Investment        corporate
                                 Registered Investment      Vehicles          accounts,
                                Companies (e.g., other  (e.g., commingled    including
                                American Century funds   trusts and          incubation
                                and American Century -   529 education     strategies and
                                   subadvised funds)     savings plans)   corporate money)
--------------------------------------------------------------------------------------------
PREMIUM MONEY MARKET FUND
--------------------------------------------------------------------------------------------
Lynn Paschen     Number of Other            1                   0                 0
                 Accounts Managed
                 ---------------------------------------------------------------------------
                 Assets in Other      $2,644,588,941           N/A               N/A
                 Accounts Managed
--------------------------------------------------------------------------------------------
Steve Permut     Number of Other            13                  0                 2
                 Accounts Managed
                 ---------------------------------------------------------------------------
                 Assets in Other      $8,531,781,943           N/A          $128,188,938
                 Accounts Managed
--------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------------------
Denise Latchford Number of Other            1                   0                 0
                 Accounts Managed
                 ---------------------------------------------------------------------------
                 Assets in Other       $499,436,541            N/A               N/A
                 Accounts Managed
--------------------------------------------------------------------------------------------
Steve Permut     Number of Other            13                  0                 2
                 Accounts Managed
                 ---------------------------------------------------------------------------
                 Assets in Other      $7,146,247,597           N/A          $128,188,938
                 Accounts Managed
--------------------------------------------------------------------------------------------
SHORT DURATION FUND(3)
--------------------------------------------------------------------------------------------
Alejandro       Number of Other           XX                   XX                XX
Aguilar         Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other           $XX                  $XX               $XX
                Accounts Managed
--------------------------------------------------------------------------------------------
Robert Gahagan  Number of Other           XX                   XX                XX
                Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other           $XX                  $XX               $XX
                Accounts Managed
--------------------------------------------------------------------------------------------
Jeffrey Houston Number of Other           XX                   XX                XX
                Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other           $XX                  $XX               $XX
                Accounts Managed
--------------------------------------------------------------------------------------------
Brian Howell    Number of Other           XX                   XX                XX
                Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other           $XX                  $XX               $XX
                Accounts Managed
--------------------------------------------------------------------------------------------
James Keegan    Number of Other           XX                   XX                XX
                Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other           $XX                  $XX               $XX
                Accounts Managed
--------------------------------------------------------------------------------------------
David MacEwen   Number of Other           XX                   XX                XX
                Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other           $XX                  $XX               $XX
                Accounts Managed
--------------------------------------------------------------------------------------------
Dan Shiffman    Number of Other           XX                   XX                XX
                Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other           $XX                  $XX               $XX
                Accounts Managed
--------------------------------------------------------------------------------------------
John Walsh      Number of Other           XX                   XX                XX
                Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other           $XX                  $XX               $XX
                Accounts Managed
--------------------------------------------------------------------------------------------

(3)  THE FUND'S INCEPTION DATE IS NOVEMBER 30, 2006. THE FUND'S INFORMATION IS
     PROVIDED AS OF ________, 2006, AND ASSUMES THE FUND WAS IN OPERATION ON
     THAT DATE.

POTENTIAL CONFLICTS OF INTEREST

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value, international, fixed-income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios.
Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the
"policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as "tracking portfolios."
When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages.
American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed-income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed-income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

Compensation

American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY

Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, such as the funds described in this statement of additional information (other than NT Diversified Bond), investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark.
Custom peer groups are constructed using all the funds in appropriate Lipper or
Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, such as NT Diversified Bond, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for NT Diversified Bond.

A portion of portfolio managers' bonuses also is tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century
Companies, Inc. (ACC), the advisor's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the advisor's ability to pay.

RESTRICTED STOCK PLANS

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the funds' portfolio managers as of March 31, 2006, the funds' fiscal year end. Because Core Plus, NT Diversified Bond and Short
Duration were not in operation on March 31, 2006, they are not included in the table below.

OWNERSHIP OF SECURITIES
                                 Aggregate Dollar Range of Securities in Fund
--------------------------------------------------------------------------------
DIVERSIFIED BOND

   Alejandro Aguilar                          C
--------------------------------------------------------------------------------
   Robert Gahagan                             C
--------------------------------------------------------------------------------
   Jeffrey Houston                            C
--------------------------------------------------------------------------------
   Brian Howell                               C
--------------------------------------------------------------------------------
   James Keegan                               B
--------------------------------------------------------------------------------
   David MacEwen                              C
--------------------------------------------------------------------------------
   Dan Shiffman                               C
--------------------------------------------------------------------------------
   John Walsh                                 C
--------------------------------------------------------------------------------
HIGH-YIELD

   Michael Difley                             C
--------------------------------------------------------------------------------
   James Keegan(1)                            A
--------------------------------------------------------------------------------
INFLATION PROTECTION BOND

   Robert Gahagan                             A
--------------------------------------------------------------------------------
   Jeremy Fletcher(1)                         A
--------------------------------------------------------------------------------
PREMIUM MONEY MARKET

   Steve Permut                               C
--------------------------------------------------------------------------------
   Lynn Paschen(1)                            A
--------------------------------------------------------------------------------
PRIME MONEY MARKET

   Steve Permut                               A
--------------------------------------------------------------------------------
   Denise Latchford                           C
--------------------------------------------------------------------------------

(1)  AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
     REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
     PORTFOLIOS THEY OVERSEE. HOWEVER, BECAUSE THIS PORTFOLIO MANAGER SERVES ON
     AN INVESTMENT TEAM THAT OVERSEES A NUMBER OF FUNDS IN THE SAME BROAD
     INVESTMENT CATEGORY, THE PORTFOLIO MANAGER IS NOT REQUIRED TO INVEST IN
     EACH SUCH FUND.

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

High-Yield Bond
Select Bond

The information under this heading has been provided by MSA, the subadvisor for
High-Yield Bond and Select Bond.

PORTFOLIO MANAGERS

Other Accounts Managed by Portfolio Managers

Certain of the funds' portfolio managers or members of the investment team as identified in each prospectus may also manage other mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The table below identifies for each person, the number of accounts (other than the funds), for which he has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. These categories are collectively referred to as "accounts." None of the accounts identified below pays advisory fees that are based on the performance of the account.

Other Accounts Managed (As of March 31, 2006)

                                                                           Other Accounts
                                                                           (e.g., separate
                                                         Other Pooled      accounts and
                                                          Investment        corporate
                                                          Vehicles          accounts,
                                                       (e.g., commingled    including
                                  Registered             trusts and          incubation
                                  Investment             529 education     strategies and
                                  Companies             savings plans)   corporate money)
--------------------------------------------------------------------------------------------
HIGH-YIELD BOND FUND
--------------------------------------------------------------------------------------------
Andrew        Number of Other        3(1)               0                     1
Wassweiler    Accounts Managed
              ------------------------------------------------------------------------------
              Assets in Other     $704 million         N/A             $154 million(2)
              Accounts Managed
--------------------------------------------------------------------------------------------
SELECT BOND FUND
--------------------------------------------------------------------------------------------
R David       Number of Other     4(3)                 0               3
Ells          Accounts Managed
              ------------------------------------------------------------------------------
              Assets in Other     $4.16 billion        N/A             $321 million(3)
              Accounts Managed
--------------------------------------------------------------------------------------------

(1)  Excludes Mason Street High-Yield Bond Fund, which reorganized into the fund.

(2)  These accounts consist of accounts of MSA's parent and its affiliates.

(3)  Excludes Mason Street Select Bond Fund, which reorganized into the fund.

Compensation of Portfolio Managers

MSA has adopted a system of compensation for portfolio managers that seeks to attract, motivate and retain high-quality investment personnel and align the financial interests of the portfolio managers with the performance of MSA and its clients. A portfolio manager's compensation consists primarily of the following three components: a base salary, annual variable compensation and, for certain portfolio managers, long-term variable compensation. Eligibility and participation in the annual and long-term variable compensation programs is determined on a year-to-year basis. Each portfolio manager is also eligible to participate in benefit plans and programs available generally to all employees of MSA.

A portfolio manager's total compensation is determined through a process that combines both objective and subjective criteria. Initially, at the beginning of each year, compensation targets are determined for each portfolio manager based on market factors and the skill, experience and tenure of the portfolio manager.
The compensation target is then allocated among base salary, annual variable compensation and long-term variable compensation based on a formula for each portfolio manager.

At the end of the year, the portfolio manager's performance is evaluated using both objective and subjective criteria. Primary consideration is given to the historic investment performance of accounts managed by the portfolio manager over both a one-year and a four-year period, with more weight typically being given to the longer-term performance. The performance of each account managed by the portfolio manager is measured against a relevant peer group and/or an applicable benchmark, as deemed appropriate. If a portfolio manager manages more than one account, performance is weighted based on a combination of factors, including the number and type of accounts managed, and the assets in each account.

The evaluation process also includes a subjective evaluation of competencies or behaviors deemed important to achieving MSA's overall business objectives.
Subjective criteria may include considerations such as management and supervisory responsibilities, market factors, complexity of investment strategies, length of service, team building efforts and successes, risk management initiatives and leadership contributions. A portfolio manager's compensation is then determined by applying a multiplier (which can be greater or less than 1.0) based on the annual evaluation of the objective and subjective criteria to the targeted compensation. Long-term variable pay grants are made on an annual basis and are credited to a deferred account that accrues interest on the balances. Awarded grants vest over a three to five-year vesting period and are paid upon vesting.

Conflicts of Interest

Conflicts of interest may arise when a portfolio manager is responsible for the management of more than one account. The principal types of these potential conflicts may include:

TIME AND ATTENTION. The management of multiple funds and/or accounts may give rise to potential conflicts of interest as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. This could result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other accounts. The effect of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different objectives, benchmarks, time horizons, and fees.

LIMITED INVESTMENT OPPORTUNITIES. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund's ability to take full advantage of the investment opportunity.
MSA seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

VARIATION IN INCENTIVES. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser's management fee and/or the portfolio manager's compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. In addition, the portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment adviser and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager's performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

PERSONAL ACCOUNTS. Portfolio managers may be permitted to purchase and sell securities for their own personal accounts or the personal accounts of family members, which could potentially influence the portfolio manager's decisions with respect to purchasing or selling the same securities for the fund. To mitigate this potential conflict of interest, MSA has adopted a Code of Ethics or other policies and procedures governing the personal securities transactions of its portfolio managers.

DIFFERING STRATEGIES. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

MSA and the fund have adopted compliance polices and procedures, as applicable, that are designed to address these, and other types of conflicts of interest.
There is no guarantee, however, that such policies and procedures will be able to detect and/or prevent every situation where a conflict arises.

Portfolio Manager Securities Ownership

As of March 31, 2006, the portfolio managers beneficially owned no shares of the funds.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services, LLC (ACS), 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
ACS's costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption
Investment Advisor on page XX.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City,
Missouri 64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares. The advisor pays
ACIS's costs for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption Investment
Advisor on page XX. ACIS does not earn commissions for distributing the funds'
shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees to such financial intermediaries for the provision of these services.

CUSTODIAN BANKS

Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, serves as custodian of each fund's assets. In addition, JPMorgan Chase Bank, 4 Metro Tech
Center, Brooklyn, New York 11245, serves as custodian for each of Diversified
Bond, High-Yield, High-Yield Bond, NT Diversified Bond, Premium Money Market,
Prime Money Market and Select Bond, and State Street Bank and Trust Company, One
Lincoln Street, Boston, Massachusetts 02111, serves as custodian of Inflation
Protection Bond Fund's assets. State Street Bank and Trust Company also performs certain investment accounting and recordkeeping functions on behalf of Inflation
Protection Bond and maintains custody accounts for the safekeeping of futures trading margin for High-Yield Bond and Select Bond. Merrill Lynch, 1 South
Wacker Drive, Suite 300, Chicago, Illinois 60610, maintains custody accounts for the safekeeping of futures trading margin for NT Diversified Bond. The custodians take no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP serves as the independent registered public accounting firm of the funds. The address of PricewaterhouseCoopers LLP is 1055
Broadway, 10th Floor, Kansas City, Missouri 64105. As the independent registered public accounting firm of the funds, PricewaterhouseCoopers LLP provides services including

(1)  auditing the annual financial statements for the funds,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax returns filed for the funds.

BROKERAGE ALLOCATION

The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices). During the fiscal years ended
March 31, 2006, 2005 and 2004, Diversified Bond, High-Yield, Inflation
Protection Bond, Premium Money Market and Prime Money Market did not pay any
brokerage commissions. Because Core Plus, NT Diversified Bond and Short Duration
were not in operation as of the fiscal year end, they also did not pay any brokerage commissions. For the fiscal years ended March 31, 2006, 2005 and 2004, the brokerage commissions of High-Yield Bond and Select Bond are listed in the following table.

FUND                   2006                   2005                  2004
--------------------------------------------------------------------------------
High-Yield Bond        $1,830                 $2,282                $0
--------------------------------------------------------------------------------
Select Bond            $6,504                 $6,219                $3,042
--------------------------------------------------------------------------------

Brokerage commissions paid by a fund may vary significantly from year to year as a result of changing asset levels throughout the year, portfolio turnover, varying market conditions, and other factors.

Pursuant to a fund's management agreement, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price. In other transactions, the selection of the broker or dealer is a function of market selection and price negotiation, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor may choose to purchase and sell portfolio securities from and to dealers who provide services or research, statistical and other information to the fund and to the advisor. Such information or services will be in addition to, and not in lieu of, the services required to be performed by the advisor, and the expenses of the advisor will not necessarily be reduced as a result of the receipt of such supplemental information. For
High-Yield Bond and Select Bond the advisor has delegated responsibility for selecting brokers to execute portfolio transactions to the subadvisors under the terms of the subadvisory agreement.

REGULAR BROKER-DEALERS
As of the end of its most recently completed fiscal year, each of the funds listed below owned securities of its regular brokers or dealers (as defined by
Rule 10b-1 under the Investment Company Act) or of their parent companies.
Because Core Plus, NT Diversified Bond and Short Duration were not in operation as of the fiscal year end, they are not included in the table below.

                                                             Value of Securities
                                                                Owned as of
Fund                     Broker, Dealer or Parent             March 31,  2006
--------------------------------------------------------------------------------
Diversified Bond         Morgan Stanley                              $8,829,117
                         -------------------------------------------------------
                         Lehman Brothers Holdings                    $4,693,448
                         -------------------------------------------------------
                         Merrill Lynch & Company, Inc.               $3,245,978
                         -------------------------------------------------------
                         Goldman Sachs Group, Inc.                   $2,670,026
--------------------------------------------------------------------------------
High-Yield               Lehman Brothers                             $1,513,133
--------------------------------------------------------------------------------
High-Yield Bond          None
--------------------------------------------------------------------------------
Inflation Protection     None
Bond
--------------------------------------------------------------------------------
Premium Money Market     Goldman Sachs Group, Inc.                  $11,795,300
                         -------------------------------------------------------
                         Morgan Stanley                              $9,997,350
                         -------------------------------------------------------
                         Credit Suisse                                   $6,850
                         -------------------------------------------------------
                         Merrill Lynch & Company, Inc.                   $2,241
--------------------------------------------------------------------------------
Prime Money Market       Merrill Lynch & Company, Inc.              $21,003,092
                         -------------------------------------------------------
                         Credit Suisse                                   $7,400
                         -------------------------------------------------------
                         UBS Finance                                $15,998,958
--------------------------------------------------------------------------------
Select Bond              None
--------------------------------------------------------------------------------

INFORMATION ABOUT FUND SHARES

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in a series (or funds). Each of the funds named on the front of this statement of additional information is a series of shares issued by the trust. In addition, each series (or fund) may be divided into separate classes.
See MULTIPLE CLASS STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the trust's (all funds') outstanding shares may be able to elect a Board of
Trustees. The trust undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of trustees is determined by the votes received from all the trust's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

In the event of complete liquidation or dissolution of a fund or class, shareholders of the fund or class of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that fund or class. The trust shall continue unless terminated by (1) approval of at least two-thirds of the shares of each fund entitled to vote or (2) by the trustees by written notice to shareholders of each fund. Any fund may be terminated by (1) approval of at least two-thirds of the shares of that fund or (2) by the trustees by written notice to shareholders of that fund.

Upon termination of the trust or a fund, as the case may be, the trust shall pay or otherwise provide for all charges, taxes, expenses and liabilities belonging to the trust or the fund. Thereafter, the trust shall reduce the remaining assets belonging to each fund (or the particular fund) to cash, shares of other securities or any combination thereof, and distribute the proceeds belonging to each fund (or the particular fund) to the shareholders of that fund ratably according to the number of shares of that fund held by each shareholder on the termination date.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the trust. The Declaration of Trust provides that the trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the trust and satisfy any judgment thereon. The Declaration of Trust further provides that the trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.
Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the trust is unable to meet its obligations.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series.
Within their respective fund or class, all shares have equal redemption rights.
Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.
Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

MULTIPLE CLASS STRUCTURE

The Board of Trustees has adopted a multiple class plan pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class. Pursuant to such plan, the funds may issue up to seven classes of shares: Investor Class, Institutional Class, A Class, B Class,
C Class, R Class and Advisor Class. Not all funds offer all seven classes.

The Investor Class of most funds is made available to investors directly without any load or commission, for a single unified management fee. It is also available through some financial intermediaries. The Investor Class of those funds which have A and B Classes is not available directly at no load. The
Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor
Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, the
Advisor Class shares are subject to a Master Distribution and Shareholder
Services Plan (the Advisor Class Plan). The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial intermediaries and is generally used in 401(k)
and other retirement plans. The unified management fee is the same as for
Investor Class, but the A, B, C and R Class shares each are subject to a separate Master Distribution and Individual Shareholder Services Plan (the A
Class Plan, B Class Plan, C Class Plan and R Class Plan, respectively and collectively with the Advisor Class Plan, the plans) described below. The plans have been adopted by the funds' Board of Trustees in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Trustees and approved by its shareholders. Pursuant to such rule, the Board of
Trustees and initial shareholder of the funds' A, B, C, R and Advisor Classes have approved and entered into the A Class Plan, B Class Plan, C Class Plan, R
Class Plan and Advisor Class Plan, respectively. The plans are described below.

In adopting the plans, the Board of Trustees [including a majority of trustees who are not interested persons of the funds (as defined in the Investment
Company Act), hereafter referred to as the independent trustees] determined that there was a reasonable likelihood that the plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule 12b-1, information about revenues and expenses under the plans are presented to the
Board of Trustees quarterly for its consideration in continuing the plans.
Continuance of the plans must be approved by the Board of Trustees, including a majority of the independent trustees, annually. The plans may be amended by a vote of the Board of Trustees, including a majority of the independent trustees, except that the plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the plans will be made in accordance with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A Class Plan

As described in the prospectus, the A Class shares of the funds are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for A Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Trustees has adopted the A Class Plan. Pursuant to the A Class Plan, the A Class pays the Advisor, as paying agent for the fund, a fee equal to 0.25%
annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). During the fiscal year ended March 31, 2006, the aggregate amount of fees paid under the A Class
Plan was:

     Diversified Bond            $15,440
     High-Yield                  $34,358
     High-Yield Bond             $28,885(1)
     Inflation Protection Bond   $8,015
     Prime Money Market          $18,646
     Select Bond                 $119,348(1)

(1)  Distribution fees paid by the predecessor fund.

Because the A Classes of Core Plus and Short Duration were not in operation as of fiscal year end, no fees were paid under the A Class Plan.

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the A Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' A Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares; (h) complying with federal and state securities laws pertaining to the sale of fund shares; (i) assisting shareholders in completing application forms and selecting dividend and other account options; (j) providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives; (l) profit on the foregoing; (m) paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the
     NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule
     12b-1 of the Investment Company Act.

B Class Plan

As described in the prospectus, the B Class shares of the funds are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for B Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Trustees has adopted the B Class Plan. Pursuant to the B Class Plan, the B Class pays the funds' distributor 1.00% annually of the average daily net asset value of the funds' B Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below)
and 0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended March 31, 2006, the aggregate amount of fees paid under the B Class Plan was:

     Diversified Bond            $7,576
     High-Yield                  $11,872
     High-Yield Bond             $34,823(1)
     Inflation Protection Bond   $7,963
     Prime Money Market          $1,131
     Select Bond                 $73,310(1)

(1)  Distribution fees paid by the predecessor fund.

Because the B Classes of Core Plus and Short Duration were not in operation as of fiscal year end, no fees were paid under the B Class Plan.

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the B Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of B Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell B Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' B Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule
     12b-1 of the Investment Company Act.

C Class Plan

As described in the prospectus, the C Class shares of the funds are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Trustees has adopted the C Class Plan. Pursuant to the C Class Plan, the C Classes of High-Yield and Diversified Bond pay the funds' distributor
1.00% annually of the average daily net asset value of the funds' C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below) and 0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed and is not based on expenses incurred by the distributor. Also pursuant to the C Class Plan, the C Class of Prime Money
Market pays the fund's distributor 0.75% annually of the average daily net asset value of the fund's C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below) and
0.50% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed and is not based on expenses incurred by the distributor. During the fiscal year ended March 31,
2006, the aggregate amount of fees paid by the funds under the C Class Plan was:

     Diversified Bond                $14,225
     High-Yield                      $30,077
     Inflation Protection Bond       $21,652
     Prime Money Market               $3,498

Because the C Classes of Core Plus, High-Yield Bond, Select Bond and Short
Duration were not in operation as of the fiscal year end, no fees were paid under the C Class Plan.

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the C Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule
     12b-1 of the Investment Company Act.

R Class Plan

As described in the prospectus, the R Class shares of the funds are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Trustees has adopted the R Class Plan. Pursuant to the R Class Plan, the R Class pays the funds' distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended March 31, 2006, the aggregate amount of fees paid by the funds under the R Class Plan was:

     Diversified Bond                    $82
     High-Yield                          $83
     Inflation Protection Bond        $3,115

Because the R Classes of Core Plus, High-Yield Bond, Select Bond and Short
Duration were not in operation as of the fiscal year end, no fees were paid under the R Class Plan.

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the R Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of R Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell R Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' R Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule
     12b-1 of the Investment Company Act.

Advisor Class Plan

As described in the prospectus, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To make the funds' shares available through such plans and financial intermediaries, and to compensate them for these services, the funds' advisor has reduced its management fee by 0.25% per annum for the Advisor Class shares and the funds' Board of Trustees has adopted the Advisor Class Plan. Pursuant to the Advisor Class Plan, the Advisor Class pays the funds' distributor 0.50%
annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% of which is paid for certain ongoing shareholder and administrative services (as described below) and 0.25% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor.

During the fiscal year ended March 31, 2006, the aggregate amount of fees paid under the Advisor Class Plan was:

     Diversified Bond                $27,674
     High-Yield                      $2,010
     Prime Money Market              $15,242

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the Advisor Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services, including, but not limited to:

(a)  receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that use the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds'
     distributor;

(b)  providing shareholders with a service that invests the assets of their accounts in shares according to specific or preauthorized instructions;

(c)  processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d)  providing and maintaining elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for shareholders and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting for shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i)  preparing and forwarding shareholder communications from the funds (such as proxies, shareholder reports, annual and semiannual financial statements, and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds. For the fiscal year ended March 31, 2006, the amount of fees paid under the Advisor
Class Plan for shareholder services was:

     Diversified Bond             $13,837
     High-Yield                    $1,005
     Prime Money Market            $7,621

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
     Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing investors;

(e)  preparation, printing and distribution of sales literature and advertising materials provided to the funds' investors and prospective investors;

(f)  receiving and answering correspondence from prospective investors, including distributing prospectuses, statements of additional information and shareholder reports;

(g)  providing facilities to answer questions from prospective investors about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting investors in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD;
     and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.

For the fiscal year ended March 31, 2006, the amount of fees paid under the
Advisor Class Plan for distribution services was:

     Diversified Bond                 $13,837
     High-Yield                        $1,005
     Prime Money Market                $7,621

Sales Charges

The sales charges applicable to the A, B and C Classes of the funds are described in the prospectuses for those classes in the section titled INVESTING
THROUGH A FINANCIAL INTERMEDIARY. Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases pursuant to the schedule set forth in the prospectus. This charge may be waived in the following situations:

o    Employer-sponsored retirement plan purchases

o    Certain individual retirement account rollovers

o    Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

o    Wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

o    Purchases by current and retired employees of American Century and their immediate family members (spouses and children under age 21) and trusts or employer-sponsored retirement plans established by those persons

o    Purchases by certain other investors that American Century deems appropriate, including but not limited to current or retired directors, trustees and officers of funds managed by the advisor and trusts and employer-sponsored retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant prospectuses. You or your financial advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes are subject to a contingent deferred sales charge (CDSC) upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses.
The CDSC may be waived for certain redemptions by some shareholders, as described in the prospectuses.

An investor may terminate his relationship with an intermediary at any time. If the investor does not establish a relationship with a new intermediary and transfer any accounts to that new intermediary, such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable
CDSCs will be charged when the exchange is made.

No CDSCs were paid to the distributor for the A Class shares in the fiscal year ended March 31, 2006 for Diversified Bond, High-Yield or Prime Money Market.

The aggregate CDSCs paid to the distributor for the B Class shares in the fiscal year ended March 31, 2006 were:

     Diversified Bond              $1,943
     High-Yield                    $1,127
     Inflation Protection Bond    $41,597

The aggregate CDSCs paid to the distributor for the C Class shares in the fiscal year ended March 31, 2006 were:

     Diversified Bond                $257
     High-Yield                    $1,888
     Inflation Protection Bond     $7,913
     Prime Money Market              $640

Because Core Plus and Short Duration were not in operation as of the fiscal year end, they are not included.

Payments to Dealers

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell A, B and/or C Class shares of the fund at the time of such sales. Payments for A Class shares for all funds except Short Duration will be as follows:

PURCHASE AMOUNT                                       DEALER CONCESSION
--------------------------------------------------------------------------------
less than $50,000                                     4.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                                     4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                                   3.00%
--------------------------------------------------------------------------------
$250,000 - $499,999                                   2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999                                   1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999                               1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999                               0.50%
--------------------------------------------------------------------------------
more than $10,000,000                                 0.25%
--------------------------------------------------------------------------------

Payments for A Class shares for Short Duration will be as follows:

PURCHASE AMOUNT                                       DEALER CONCESSION
--------------------------------------------------------------------------------
Less than $24,999                                     2.00%
--------------------------------------------------------------------------------
$25,000 - $49,999                                     2.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                                     2.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                                   1.50%
--------------------------------------------------------------------------------
$250,000 - $499,999                                   1.25%
--------------------------------------------------------------------------------
$500,000 - $749,999                                   1.00%
--------------------------------------------------------------------------------
$750,000 - $999,999                                   1.00%
--------------------------------------------------------------------------------
more than $1,000,000                                  1.00%
--------------------------------------------------------------------------------

No concession will be paid on purchases by employer-sponsored retirement plans.
Payments will equal 4.00% of the purchase price of B Class shares and 1.00% of the purchase price of the Diversified Bond and High-Yield C Class shares sold by the intermediary. Payments will equal 0.75% of the purchase price of the Prime
Money Market C Class shares sold by the intermediary. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first 12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, B and C Class purchases, and A Class purchases greater than
$1,000,000, are subject to a CDSC as described in the prospectuses.

From time to time, the distributor may provide additional payments to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public
(including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other payments may be offered as well, and all such payments will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such payments will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds' prospectuses. The prospectuses are available to investors without charge and may be obtained by calling us.

American Century considers employer-sponsored retirement plans to include the following:

o    401(a) plans

o    pension plans

o    profit sharing plans o 401(k) plans o money purchase plans o target benefit plans

o    Taft-Hartley multi-employer pension plans

o    SERP and "Top Hat" plans

o    ERISA trusts

o    employee benefit trusts

o    457 plans o KEOGH plans

o    employer-sponsored 403(b) plans (including self-directed)

o    nonqualified deferred compensation plans

o    nonqualified excess benefit plans

o    nonqualified retirement plans

o    SIMPLE IRAs

o    SEP IRAs

o    SARSEP

Traditional and Roth IRAs are not considered employer-sponsored retirement plans. The following table indicates the types of shares that may be purchased through employer-sponsored retirement plans, Traditional IRAs and Roth IRAs.

                                                Employer-Sponsored      Traditional and
                                                Retirement Plans        Roth IRAs
---------------------------------------------------------------------------------------
A Class Shares may be purchased at NAV(1)       Yes                          Yes
---------------------------------------------------------------------------------------
A Class shares may be purchased                 Yes, for plans               Yes
with dealer concessions and sales charge        under $1 million
---------------------------------------------------------------------------------------
B Class shares may be purchased(2)              No(3)                        Yes
---------------------------------------------------------------------------------------
C Class shares may be purchased                 Yes, for plans               Yes
with dealer concessions and CDSC(2)             under $1 million
---------------------------------------------------------------------------------------
C Class shares may be purchased                 Yes                          No
with no dealer concessions and CDSC(1) (2)
---------------------------------------------------------------------------------------
Institutional Class shares may be purchased     Yes                          Yes
---------------------------------------------------------------------------------------
Investor Class shares may be purchased          Yes                          Yes
---------------------------------------------------------------------------------------
Advisor Class shares may be purchased           Yes                          Yes
---------------------------------------------------------------------------------------
R Class shares may be purchased                 Yes                          No(4)
---------------------------------------------------------------------------------------

(1)  REFER TO THE PROSPECTUS REGARDING SALES CHARGES AND CDSC WAIVERS.

(2)  REFER TO THE PROSPECTUS FOR MAXIMUM PURCHASE REQUIREMENTS.

(3)  SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS ESTABLISHED PRIOR TO
     AUGUST 1, 2006 MAY MAKE ADDITIONAL PURCHASES.

(4)  ACCOUNTS ESTABLISHED PRIOR TO AUGUST 1, 2006 MAY MAKE ADDITIONAL PURCHASES.

VALUATION OF A FUND'S SECURITIES

All classes of the funds except the A Class are offered at their net asset value, as described below. The A Class of the funds is offered at their public offering price, which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For example, if the net asset value of a fund's A Class shares is $5.00, the public offering price would be $5.00/(1 - 4.50%) = $5.24.

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The advisor typically completes its trading on behalf of a fund in various markets before the Exchange closes for the day. Foreign currency exchange rates also are determined prior to the close of the Exchange. However, if extraordinary events occur that are expected to affect the value of a portfolio security after the close of the primary exchange on which it is traded, the security will be valued at fair market value as determined in good faith under the direction of the Board of Trustees.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange, except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, the last sale price or the official close price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Trustees. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Trustees.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

Premium Money Market and Prime Money Market operate pursuant to Investment
Company Act Rule 2a-7, which permits valuation of portfolio securities on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument's market value. Consequently, the instrument's amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in the funds' yields. During periods of declining interest rates, for example, the daily yield on fund shares computed as described above may be higher than that of a fund with identical investments priced at market value.
The converse would apply in a period of rising interest rates.

As required by Rule 2a-7, the Board of Trustees has adopted procedures designed to stabilize, to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and redemptions at $1.00. While the day-to-day operation of Prime Money Market and Premium Money Market have been delegated to the funds' advisor, the quality requirements established by the procedures limit investments to certain instruments that the funds' Board of
Trustees has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of unrated securities, of comparable quality. The procedures require review of the funds' portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the money market funds'
net asset value calculated by using available market quotations deviates from the per-share value based on amortized cost. The procedures also prescribe the action to be taken by the advisor if such deviation should exceed 0.25%.

Actions the funds' advisor and Board of Trustees may consider under these circumstances include (i) selling portfolio securities prior to maturity, (ii)
withholding dividends or distributions from capital, (iii) authorizing a one-time dividend adjustment, (iv) discounting share purchases and initiating redemptions in kind, or (v) valuing portfolio securities at market price for purposes of calculating NAV.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, each fund should be exempt from federal and state income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the fund in the same manner in which they were realized by the fund.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Distributions from gains on assets held by a fund longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in a fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

As of March 31, 2006, the funds in the table below had the following capital loss carryovers, which expire in the years and amounts listed. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired. Because Core Plus, NT Diversified Bond and
Short Duration were not in operation as of the fiscal year end, they are not included in the chart below.

FUND NAME                  2009               2010              2011                 2012      2013             2014
----------------------------------------------------------------------------------------------------------------------------
Diversified Bond           --                 --                --                   --       ($1,154,158)     ($591,687)
----------------------------------------------------------------------------------------------------------------------------
High-Yield                 ($2,609,243)       ($10,290,678)     --                   --       --               ($15,064)
----------------------------------------------------------------------------------------------------------------------------
High-Yield Bond            --                 --                ($4,165,343)         --       --               ($2,059,101)
----------------------------------------------------------------------------------------------------------------------------
Inflation                                                                                                      ($6,509)
Protection Bond
----------------------------------------------------------------------------------------------------------------------------
Premium Money Market       --                 --                --                   --       ($446)           ($885)
----------------------------------------------------------------------------------------------------------------------------
Prime Money Market         --                 ($13,456)         ($36)                --       ($11,584)        ($2,029)
----------------------------------------------------------------------------------------------------------------------------
Select Bond                --                 --                --                   --       ($244,518)       ($3,934,897)
----------------------------------------------------------------------------------------------------------------------------

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

FINANCIAL STATEMENTS

The financial statements for Diversified Bond, Inflation Protection Bond and
Premium Money Market have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The Report of Independent
Registered Public Accounting Firm and the financial statements included in the funds' annual reports for the fiscal year ended March 31, 2006, are incorporated herein by reference.

The financial statements for High-Yield for the fiscal years ended March 31,
2006, March 31, 2005, March 31, 2004, the five-month period ended March 31,
2003, and the fiscal year ended October 31, 2002 have been audited by
PricewaterhouseCoopers LLP, independent registered public accounting firm. Prior years' information was audited by other independent auditors. The fiscal year end for High-Yield was changed from October 31 to March 31. The Report of
Independent Registered Public Accounting Firm and the financial statements included in the fund's annual report for the fiscal year ended March 31, 2006, are incorporated herein by reference.

The financial statements for Prime Money Market for the fiscal years ended March
31, 2006, March 31, 2005, March 31, 2004, March 31, 2003, the one-month period ended March 31, 2002, and the fiscal years ended February 28, 2002 have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The fiscal year end for Prime Money Market was changed from February 28 to
March 31. The Report of Independent Registered Public Accounting Firm and the
financial statements included in the fund's annual report for the fiscal year ended March 31, 2006, are incorporated herein by reference.

The financial statements for High-Yield Bond and Select Bond for the fiscal years ended March 31, 2006, March 31, 2005, March 31, 2004, March 31, 2003 and
March 31, 2002, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. This information reflects financial results of the Mason Street High-Yield Bond Fund, for which High-Yield Bond is the post-reorganization successor, and the Mason Street Select Bond Fund for which
Select Bond is the post-reorganization successor. The Report of Independent
Registered Public Accounting Firm and the financial statements included in the
Mason Street Funds, Inc. annual report for the fiscal year ended March 31, 2006, are incorporated herein my reference.

Because Core Plus, NT Diversified Bond and Short Duration were not in operation as of the fiscal year end, their financial statements are not available.

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the prospectuses, the funds invest in fixed-income securities.
Those investments, however, are subject to certain credit quality restrictions, as noted in the prospectuses and in this statement of additional information.
The following is a summary of the rating categories referenced in the prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
STANDARD & POOR'S
--------------------------------------------------------------------------------
AAA       This is the highest rating assigned by S&P to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA        Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A         Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB       Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB        Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B         Debt rated in this category is more vulnerable to nonpayment than obligations rated BB, but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC       Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or
          B- rating.
--------------------------------------------------------------------------------
CC        Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
--------------------------------------------------------------------------------
C         The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.
--------------------------------------------------------------------------------
D         Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Aaa       This is the highest rating assigned by Moody's to a debt obligation.
          It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa        Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A         Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt.
          Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
Baa       Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
Ba        Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.
--------------------------------------------------------------------------------
B         Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa       Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implied B or
          B3 rating.
--------------------------------------------------------------------------------
Ca        Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C         This is the lowest rating assigned by Moody's, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

FITCH INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
AAA       Debt rated in this category has the lowest expectation of credit risk.
          Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA        Debt rated in this category has a very low expectation of credit risk.
          Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A         Debt rated in this category has a low expectation of credit risk.
          Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB       Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.
--------------------------------------------------------------------------------
BB        Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time.
          However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment-grade.
--------------------------------------------------------------------------------

FITCH INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
B            Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.
--------------------------------------------------------------------------------
CCC, CC, C   Debt rated in these categories has a real possibility for
             default. Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D   The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a
             reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.
             DDD obligations have the highest potential for recovery, around
             90%-100% of outstanding amounts and accrued interest. DD
             indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

             Entities rated in these categories have defaulted on some or all of their obligations. Entities rated DDD have the highest
             prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated
             DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.
--------------------------------------------------------------------------------
To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories. Fitch, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P       MOODY'S            DESCRIPTION
--------------------------------------------------------------------------------
A-1       Prime-1            This indicates that the degree of safety regarding
          (P-1)              timely payment is strong. Standard & Poor's rates
                             those issues determined to possess extremely strong
                             safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2       Prime-2            Capacity for timely payment on commercial paper is
          (P-2)              satisfactory, but the relative degree of safety is
                             not as high as for issues designated A-1. Earnings
                             trends and coverage ratios, while sound, will be
                             more subject to variation. Capitalization
                             characteristics, while still appropriated, may be
                             more affected by external conditions. Ample
                             alternate liquidity is maintained.
--------------------------------------------------------------------------------
A-3       Prime-3            This indicates satisfactory capacity for timely
          (P-3)              repayment. Issues that carry this rating are
                             somewhat more vulnerable to the adverse changes in
                             circumstances than obligations carrying the higher
                             designations.
--------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P       MOODY'S           DESCRIPTION
--------------------------------------------------------------------------------
SP-1      MIG-1;            Notes are of the highest quality enjoying strong
          VMIG-1            protection from established cash flows of funds for
                            their servicing or from established and broad-based
                            access to the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2      MIG-2;            Notes are of high quality, with margins of
          VMIG-2            protection ample, although not so large as in the
                            preceding group.
--------------------------------------------------------------------------------
SP-3      MIG-3;            Notes are of favorable quality, with all security
          VMIG-3            elements accounted for, but lacking the undeniable
                            strength of the preceding grades. Market access for
                            refinancing, in particular, is likely to be less
                            well-established.
--------------------------------------------------------------------------------
SP-4      MIG-4;            Notes are of adequate quality, carrying specific
          VMIG-4            risk but having protection and not distinctly or
                            predominatly speculative.
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

 You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds and your accounts, online at
americancentury.com, by contacting American Century at the addresses or telephone numbers listed below or by contacting your financial intermediary.

If you own or are considering purchasing fund shares through

     o    an employer-sponsored retirement plan

     o    a bank

     o    a broker-dealer

     o    an insurance company

     o    another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON            SEC Public Reference Rm.
                     Washington, D.C.
                     Call 202-942-8090 for location and hours.

ON THE INTERNET      o EDGAR database at sec.gov
                     o By email request at publicinfo@sec.gov

BY MAIL              SEC Public Reference Section
                     Washington, D.C. 20549-0102

Investment Company Act File No. 811-7822

AMERICAN CENTURY INVESTMENTS
americancentury.com

Self-Directed Retail Investors      Banks and Trust Companies, Broker-Dealers,
P.O. Box 419200                     Financial Professionals, Insurance Companies
Kansas City, Missouri 64141-6200    P.O. Box 419786
1-800-345-2021 or 816-531-5575      Kansas City, Missouri 64141-6786
                                    1-800-345-6488

SH-SAI-51338   0611

AMERICAN CENTURY INVESTMENT TRUST

PART C    OTHER INFORMATION

Item 23.  Exhibits

     (a) (1) Amended and Restated Agreement and Declaration of Trust, dated
March 26, 2004 (filed electronically as Exhibit a to Post-Effective Amendment
No. 24 to the Registration Statement of the Registrant on May 26, 2004, File No.
33-65170, and incorporated herein by reference).

          (2) Amendment No. 1 to the Amended and Restated Agreement and
Declaration of Trust, dated June 14, 2004 (filed electronically as Exhibit a2 to
Post-Effective Amendment No. 24 to the Registration Statement of the Registrant
on July 29, 2004, File No. 33-65170, and incorporated herein by reference).

          (3) Amendment No. 2 to the Amended and Restated Agreement and
Declaration of Trust, dated April 20, 2005 (filed electronically as Exhibit a3 to Post-Effective Amendment No. 26 to the Registration Statement of the
Registrant on May 16, 2005, File No. 33-65170, and incorporated herein by reference).

          (4) Amendment No. 3 to the Amended and Restated Agreement and
Declaration of Trust, dated June 30, 2005 (filed electronically as Exhibit a4 to
Post-Effective Amendment No. 28 to the Registration Statement of the Registrant
on July 28, 2005, File No. 33-65170, and incorporated herein by reference).

          (5) Amendment No. 4 to the Amended and Restated Agreement and
Declaration of Trust, dated December 12, 2005 (filed electronically as Exhibit
1(e) to the Registration Statement on Form N-14 of the Registrant on December
22, 2005, File No. 33-65170, and incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated Agreement and
Declaration of Trust, dated March 10, 2006 (filed electronically as Exhibit a6 to Post-Effective Amendment No. 32 to the Registration Statement of the
Registrant on March 31, 2006, File No. 33-65170, and incorporated herein by reference).

          (7) Amendment No. 6 to the Amended and Restated Agreement and
Declaration of Trust, dated August 25, 2006, is included herein.

     (b) Amended and Restated Bylaws, dated August 26, 2004 (filed electronically as Exhibit b to Post-Effective Amendment No. 25 to the
Registration Statement of the Registrant on March 9, 2005, File No. 33-65170,
and incorporated herein by reference).

     (c) Registrant hereby incorporates by reference, as though set forth fully herein, Article III, Article IV, Article V, Article VI and Article VIII of
Registrant's Amended and Restated Agreement and Declaration of Trust, appearing as Exhibit a1 herein and Article II, Article VII, Article VIII, and Article IX
of Registrant's Amended and Restated Bylaws, incorporated herein by reference.

     (d) (1) Management Agreement with American Century Investment Management,
Inc., dated August 1, 2006, is included herein.

          (2) Management Agreement with American Century Investment Management,
Inc., dated March 30, 2006 (filed electronically as Exhibit d2 to Post-Effective
Amendment No. 32 to the Registration Statement of the Registrant on March 31,
2006, File No. 33-65170, and incorporated herein by reference).

          (3) Investment Subadvisory Agreement with Mason Street Advisors LLC, dated March 30, 2006 (filed electronically as Exhibit d3 to Post-Effective
Amendment No. 32 to the Registration Statement of the Registrant on March 31,
2006, File No. 33-65170, and incorporated herein by reference).

          (4) Management Agreement with American Century Investment Management,
Inc., dated April 28, 2006 (filed electronically as Exhibit d4 to Post-Effective
Amendment No. 34 to the Registration Statement of the Registrant on April 28,
2006, File No. 33-65170, and incorporated herein by reference).

          (5) Management Agreement with American Century Investment Management,
Inc., dated November 29, 2006 (to be filed by amendment).

     (e) (1) Amended and Restated Distribution Agreement with American Century
Investment Services, Inc., dated April 28, 2006 (filed electronically as Exhibit
e to Post-Effective Amendment No. 117 to the Registration Statement of American
Century Mutual Funds, Inc. on April 28, 2006, File No. 2-14213, and incorporated herein by reference).

          (2) Amended and Restated Distribution Agreement with American Century
Investment Services, Inc., dated November 29, 2006 (to be filed by amendment).

          (3) Form of Dealer/Agency Agreement (filed electronically as Exhibit
e2 to Pre-Effective Amendment No. 1 to the Registration Statement of American
Century Growth Funds, Inc. on May 30, 2006, File No. 333-132114, and
incorporated herein by reference).

     (f) Not applicable.

     (g) (1) Master Agreement with Commerce Bank, N.A., dated January 22, 1997
(filed electronically as Exhibit b8e to Post-Effective Amendment No. 76 to the
Registration Statement of American Century Mutual Funds, Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody Agreement with The Chase Manhattan Bank, dated
August 9, 1996 (filed electronically as Exhibit b8 to Post-Effective Amendment
No. 31 to the Registration Statement of the American Century Government Income
Trust on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (3) Amendment to Global Custody Agreement between American Century
Investments and The Chase Manhattan Bank, dated December 9, 2000 (filed electronically as Exhibit g2 to Pre-Effective Amendment No. 2 to the
Registration Statement of American Century Variable Portfolios II, Inc. on
January 9, 2001, File No. 333-46922, and incorporated herein by reference).

          (4) Amendment No. 2 to the Global Custody Agreement between American
Century Investments and the JPMorgan Chase Bank, dated May 1, 2004 (filed electronically as Exhibit g4 to Post-Effective Amendment No. 35 to the
Registration Statement of American Century Quantitative Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (5) Chase Manhattan Bank Custody Fee Schedule, dated October 19, 2000
(filed electronically as Exhibit g5 to Post-Effective Amendment No. 35 to the
Registration Statement of American Century Quantitative Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

           (6) Amendment No. 3 to the Global Custody Agreement between American
Century Investments and the JPMorgan Chase Bank, dated as of May 31, 2006 (filed electronically as Exhibit g6 to Pre-Effective Amendment No. 1 to the
Registration Statement of American Century Growth Funds, Inc. on May 30, 2006,
File No. 333-132114, and incorporated herein by reference).

          (7) Custodian and Investment Accounting Agreement with State Street
Bank and Trust Company, dated May 27, 2005 (filed electronically as Exhibit g6 to Post-Effective Amendment No. 27 to the Registration Statement of the
Registrant on May 27, 2005, File No. 33-65170, and incorporated herein by reference).

          (8) Amendment No. 1 to Custodian and Investment Accounting Agreement
with State Street Bank and Trust Company, effective September 30, 2005 (filed electronically as Exhibit g8 to Post-Effective Amendment No. 41 to the
Registration Statement of American Century Quantitative Equity Funds, Inc. on
September 29, 2005, File No. 33-19589, and incorporated herein by reference).

          (9) Amendment No. 2 to Custodian and Investment Accounting Agreement
with State Street Bank and Trust Company, effective March 31, 2006 (filed electronically as Exhibit g8 to Post-Effective Amendment No. 32 to the
Registration Statement of the Registrant on March 31, 2006, File No. 33-65170,
and incorporated herein by reference).

          (10) Third-Party Custodial Agreement with J.P. Morgan Futures Inc. and
State Street Bank and Trust Company, dated March 31, 2006 (filed electronically as Exhibit g9 to Post-Effective Amendment No. 34 to the Registration Statement
of the Registrant on April 28, 2006, File No. 33-65170, and incorporated herein by reference).

          (11) Investment Company Acknowledgement with Merrill Lynch dated April
20, 2006 (filed electronically as Exhibit g10 to Post-Effective Amendment No. 34
to the Registration Statement of the Registrant on April 28, 2006, File No.
33-65170, and incorporated herein by reference).

          (12) Amendment to Investment Company Acknowledgement with Merrill
Lynch (to be filed by amendment).

     (h) (1) Transfer Agency Agreement with American Century Services
Corporation, dated August 1, 1997 (filed electronically as Exhibit 9 to
Post-Effective Amendment No. 33 to the Registration Statement of American
Century Government Income Trust on July 31, 1997, File No. 2-99222, and
incorporated herein by reference).

          (2) Amendment No. 1 to the Transfer Agency Agreement American Century
Services Corporation, dated June 29, 1998 (filed electronically as Exhibit 9b to
Post-Effective Amendment No. 23 to the Registration Statement of American
Century Quantitative Equity Funds on June 29, 1998, File No. 33-19589, and
incorporated herein by reference).

          (3) Amendment No. 2 to the Transfer Agency Agreement with American
Century Services Corporation, dated November 20, 2000 (filed electronically as
Exhibit h4 to Post-Effective Amendment No. 30 to the Registration Statement of
American Century California Tax-Free and Municipal Funds on December 29, 2000,
File No. 2-82734, and incorporated herein by reference).

          (4) Amendment No. 3 to the Transfer Agency Agreement with American
Century Services Corporation, dated August 1, 2001 (filed electronically as
Exhibit h5 to Post-Effective Amendment No. 44 to the Registration Statement of
American Century Government Income Trust on July 31, 2001, File No. 2-99222, and
incorporated herein by reference).

          (5) Amendment No. 4 to the Transfer Agency Agreement with American
Century Services Corporation, dated December 3, 2001 (filed electronically as
Exhibit h6 to Post-Effective Amendment No. 16 to the Registration Statement of
the Registrant on November 30, 2001, File No. 33-65170, and incorporated herein by reference).

          (6) Amendment No. 5 to the Transfer Agency Agreement with American
Century Services Corporation, dated July 1, 2002 (filed electronically as
Exhibit h6 to Post-Effective Amendment No. 17 to the Registration Statement of
the Registrant on June 28, 2002, File No. 33-65170, and incorporated herein by reference).

          (7) Amendment No. 6 to the Transfer Agency Agreement with American
Century Services Corporation, dated September 3, 2002 (filed electronically as
Exhibit h7 to Post-Effective Amendment No. 35 to the Registration Statement of
American Century Municipal Trust on September 30, 2002, File No. 2-91229, and
incorporated herein by reference).

          (8) Amendment No. 7 to the Transfer Agency Agreement with American
Century Services Corporation, dated December 31, 2002 (filed electronically as
Exhibit h8 to Post-Effective Amendment No. 4 to the Registration Statement of
American Century Variable Portfolios II, Inc. on December 23, 2002, File No.
333-46922, and incorporated herein by reference).

          (9) Amendment No. 8 to the Transfer Agency Agreement with American
Century Services Corporation, dated May 1, 2004 (filed electronically as Exhibit
h10 to Post-Effective Amendment No. 35 to the Registration Statement of American
Century Quantitative Equity Funds, Inc. on April 29, 2004, File No. 33-19589,
and incorporated herein by reference).

          (10) Amendment No. 9 to the Transfer Agency Agreement with American
Century Services, LLC, dated May 1, 2005 (filed electronically as Exhibit h9 to
Post-Effective Amendment No. 38 to the Registration Statement of American
Century Quantitative Equity Funds, Inc. on May 13, 2005, File No. 33-19589, and
incorporated herein by reference).

          (11) Amendment No. 10 to the Transfer Agency Agreement with American
Century Services, LLC, dated September 29, 2005 (filed electronically as Exhibit
h11 to Post-Effective Amendment No. 41 to the Registration Statement of American
Century Quantitative Equity Funds, Inc. on September 29, 2005, File No.
33-19589, and incorporated herein by reference).

          (12) Amendment No. 11 to the Transfer Agency Agreement with American
Century Services, LLC, dated March 30, 2006 (filed electronically as Exhibit h12 to Post-Effective Amendment No. 50 to the Registration Statement of American
Century Municipal Trust on March 31, 2006, File No. 2-14213, and incorporated herein by reference).

          (13) Amendment No. 12 to the Transfer Agency Agreement with American
Century Services, LLC, dated April 28, 2006 (filed electronically as Exhibit h13 to Post-Effective Amendment No. 43 to the Registration Statement of American
Century Quantitative Equity Funds, Inc. on April 28, 2006, File No. 33-19589,
and incorporated herein by reference).

          (14) Amendment No. 13 to the Transfer Agency Agreement with American
Century Services, LLC, dated November 29, 2006 (to be filed by amendment).

          (15) Credit Agreement with JPMorgan Chase Bank, as Administrative
Agent, dated December 17, 2003 (filed electronically as Exhibit h9 to
Post-Effective Amendment No. 39 to the Registration Statement of American
Century Target Maturities Trust on January 30, 2004, File No. 2-94608, and
incorporated herein by reference).

          (16) Termination, Replacement and Restatement Agreement with JPMorgan
Chase Bank N.A., as Administrative Agent, dated December 14, 2005 (filed electronically as Exhibit h13 to Post-Effective Amendment No. 40 to the
Registration Statement of American Century California Tax-Free and Municipal
Funds on December 29, 2005, File No. 2-82734, and incorporated herein by reference).

          (17) Customer Identification Program Reliance Agreement (filed electronically as Exhibit h2 to Pre-Effective Amendment No. 1 to the
Registration Statement of American Century Growth Funds, Inc. on May 30, 2006,
File No. 333-132114, and incorporated herein by reference).

     (i) Opinion and Consent of Counsel (to be filed by amendment).

     (j) (1) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm (to be filed by amendment).

         (2) Power of Attorney, dated August 25, 2006 (filed electronically as
Exhibit j2 to Post-Effective Amendment No. 45 to the Registration Statement of
American Century Quantitative Equity Funds, Inc. on September 1, 2006, File No.
33-19589, and incorporated herein by reference).

          (3) Secretary's Certificate, dated August 25, 2006 (filed
electronically as Exhibit j3 to Post-Effective Amendment No. 45 to the
Registration Statement of American Century Quantitative Equity Funds, Inc. on
September 1, 2006, File No. 33-19589, and incorporated herein by reference).

     (k) Not applicable.

     (l) Not applicable.

     (m) (1) Master Distribution and Shareholder Services Plan (Advisor Class),
dated August 1, 1997, (filed electronically as Exhibit m1 to Post-Effective
Amendment No. 32 to the Registration Statement of American Century Target
Maturities Trust on January 31, 2000, File No. 2-94608, and incorporated herein by reference).

          (2) Amendment to the Master Distribution and Shareholder Services Plan
(Advisor Class), dated June 29, 1998 (filed electronically as Exhibit m2 to
Post-Effective Amendment No. 32 to the Registration Statement of American
Century Target Maturities Trust on January 31, 2000, File No. 2-94608, and
incorporated herein by reference).

          (3) Amendment No. 1 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated August 1, 2001 (filed electronically as
Exhibit m3 to Post-Effective Amendment No. 44 to the Registration Statement of
American Century Government Income Trust on July 31, 2001, File No. 2-99222, and
incorporated herein by reference).

          (4) Amendment No. 2 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated December 3, 2001 (filed electronically as
Exhibit m4 to Post-Effective Amendment No. 16 to the Registration Statement of
the Registrant on November 30, 2001, File No. 33-65170, and incorporated herein by reference).

          (5) Amendment No. 3 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated July 1, 2002 (filed electronically as
Exhibit m5 to Post-Effective Amendment No. 38 to the Registration Statement of
American Century Target Maturities Trust on January 31, 2005, File No. 2-94608,
and incorporated herein by reference).

          (6) Amendment No. 4 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated May 1, 2004 (filed electronically as
Exhibit m6 to Post-Effective Amendment No. 35 to the Registration Statement of
American Century Quantitative Equity Funds, Inc. on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

          (7) Amendment No. 5 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated July 29, 2005 (filed electronically as
Exhibit m7 to Post-Effective Amendment No. 51 to the Registration Statement of
American Century Government Income Trust on July 28, 2005, File No. 2-99222, and
incorporated herein by reference).

          (8) Amendment No. 6 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated September 29, 2005 (filed electronically as
Exhibit m8 to Post-Effective Amendment No. 41 to the Registration Statement of
American Century Quantitative Equity Funds, Inc. on September 29, 2005, File No.
33-19589, and incorporated herein by reference).

          (9) Master Distribution and Individual Shareholder Services Plan (C
Class), dated September 16, 2000 (filed electronically as Exhibit m3 to
Post-Effective Amendment No. 35 to the Registration Statement of American
Century Target Maturities Trust on April 17, 2001, File No. 2-94608, and
incorporated herein by reference).

          (10) Amendment No. 1 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated August 1, 2001 (filed electronically as Exhibit m5 to Post-Effective Amendment No. 44 to the Registration Statement
of American Century Government Income Trust on July 31, 2001, File No. 2-99222,
and incorporated herein by reference).

          (11) Amendment No. 2 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated December 3, 2001 (filed electronically as Exhibit m7 to Post-Effective Amendment No. 16 to the
Registration Statement of the Registrant on November 30, 2001, File No.
33-65170, and incorporated herein by reference).

          (12) Amendment No. 3 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated July 1, 2002 (filed electronically as
Exhibit m9 to Post-Effective Amendment No. 17 to the Registration Statement of
the Registrant on June 28, 2002, File No. 33-65170, and incorporated herein by reference).

          (13) Amendment No. 4 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated September 3, 2002 (filed electronically as Exhibit m5 to Post-Effective Amendment No. 35 to the
Registration Statement of American Century Municipal Trust on September 30,
2002, File No. 2-91229, and incorporated herein by reference).

          (14) Amendment No. 5 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated January 2, 2004 (filed electronically as Exhibit m6 to Post-Effective Amendment No. 42 to the Registration Statement
of American Century Municipal Trust, on February 26, 2004, File No. 2-91229, and
incorporated herein by reference).

          (15) Amendment No. 6 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated May 1, 2004 (filed electronically as
Exhibit m13 to Post-Effective Amendment No. 35 to the Registration Statement of
American Century Quantitative Equity Funds, Inc. on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

          (16) Amendment No. 7 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated May 1, 2005 (filed electronically as
Exhibit m15 to Post-Effective Amendment No. 38 to the Registration Statement of
American Century Quantitative Equity Funds, Inc. on May 13, 2005, File No.
33-19589, and incorporated herein by reference).

          (17) Amendment No. 8 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated September 29, 2005 (filed electronically as Exhibit m17 to Post-Effective Amendment No. 41 to the
Registration Statement of American Century Quantitative Equity Funds, Inc. on
September 29, 2005, File No. 33-19589, and incorporated herein by reference).

          (18) Amendment No. 9 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated March 30, 2006 (filed electronically as Exhibit m10 to Post-Effective Amendment No. 50 to the Registration Statement
of American Century Municipal Trust on March 31, 2006, File No. 2-14213, and
incorporated herein by reference).

          (19) Amendment No. 10 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated November 29, 2006 (to be filed by amendment).

          (20) Master Distribution and Individual Shareholder Services Plan (A
Class), dated September 3, 2002 (filed electronically as Exhibit m6 to
Post-Effective Amendment No. 34 to the Registration Statement of American
Century California Tax-Free and Municipal Funds on October 1, 2002, File No.
2-82734, and incorporated herein by reference).

          (21) Amendment No. 1 to the Master Distribution and Shareholder
Services Plan (A Class), dated February 27, 2004 (filed electronically as
Exhibit m18 to Post-Effective Amendment No. 104 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 2004, File No. 2-14213, and
incorporated herein by reference).

          (22) Amendment No. 2 to the Master Distribution and Individual
Shareholder Services Plan (A Class), dated September 30, 2004 (filed electronically as Exhibit m22 to Post-Effective Amendment No. 106 to the
Registration Statement of the Registrant on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

          (23) Amendment No. 3 to the Master Distribution and Individual
Shareholder Services Plan (A Class), dated November 17, 2004 (filed electronically as Exhibit m23 to Post-Effective Amendment No. 106 to the
Registration Statement of the Registrant on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

          (24) Amendment No. 4 to the Master Distribution and Individual
Shareholder Services Plan (A Class), dated May 1, 2005 (filed electronically as
Exhibit m13 to Post-Effective Amendment No. 44 to the Registration Statement of
American Century Municipal Trust on May 13, 2005, File No. 2-91229, and
incorporated herein by reference).

          (25) Amendment No. 5 to the Master Distribution and Individual
Shareholder Services Plan (A Class), dated September 29, 2005 (filed electronically as Exhibit m25 to Post-Effective Amendment No. 38 to the
Registration Statement of American Century World Mutual Funds, Inc. on November
30, 2005, File No. 33-39242, and incorporated herein by reference).

          (26) Amendment No. 6 to the Master Distribution and Individual
Shareholder Services Plan (A Class), dated March 30, 2006 (filed electronically as Exhibit m27 to Post-Effective Amendment No. 23 to the Registration Statement
of American Century Strategic Asset Allocations, Inc. on March 30, 2006, File
No. 33-79482, and incorporated herein by reference).

          (27) Amendment No. 7 to the Master Distribution and Individual
Shareholder Services Plan (A Class), dated November 29, 2006 (to be filed by amendment).

          (28) Master Distribution and Individual Shareholder Services Plan (B
Class), dated September 3, 2002 (filed electronically as Exhibit m7 to
Post-Effective Amendment No. 34 to the Registration Statement of American
Century California Tax-Free and Municipal Funds on October 1, 2002, File No.
2-82734, and incorporated herein by reference).

          (29) Amendment No. 1 to the Master Distribution and Shareholder
Services Plan (B Class), dated February 27, 2004 (filed electronically as
Exhibit m20 to Post-Effective Amendment No. 104 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 2004, File No. 2-14213, and
incorporated herein by reference).

          (30) Amendment No. 2 to the Master Distribution and Individual
Shareholder Services Plan (B Class), dated September 30, 2004 (filed electronically as Exhibit m26 to Post-Effective No. 106 to the Registration
Statement of the Registrant on November 29, 2004, File No. 2-14213, and
incorporated herein by reference).

          (31) Amendment No. 3 to the Master Distribution and Individual
Shareholder Services Plan (B Class), dated November 17, 2004 (filed electronically as Exhibit m27 to Post-Effective Amendment No. 106 to the
Registration Statement of the Registrant on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

          (32) Amendment No. 4 to the Master Distribution and Individual
Shareholder Services Plan (B Class), dated May 1, 2005 (filed electronically as
Exhibit m18 to Post-Effective Amendment No. 44 to the Registration Statement of
American Century Municipal Trust on May 13, 2005, File No. 2-91229, and
incorporated herein by reference).

          (33) Amendment No. 5 to the Master Distribution and Individual
Shareholder Services Plan (B Class), dated September 29, 2005 (filed electronically as Exhibit m31 to Post-Effective Amendment No. 38 to the
Registration Statement of American Century World Mutual Funds, Inc. on November
30, 2005, File No. 33-39242, and incorporated herein by reference).

          (34) Amendment No. 6 to the Master Distribution and Individual
Shareholder Services Plan (B Class), dated March 30, 2006 (filed electronically as Exhibit m34 to Post-Effective Amendment No. 23 to the Registration Statement
of American Century Strategic Asset Allocations, Inc. on March 30, 2006, File
No. 33-79482, and incorporated herein by reference).

          (35) Amendment No. 7 to the Master Distribution and Individual
Shareholder Services Plan (B Class), dated November 29, 2006 (to be filed by amendment).

          (36) Master Distribution and Individual Shareholder Services Plan (R
Class), dated August 29, 2003 (filed electronically as Exhibit m16 to
Post-Effective Amendment No. 17 to the Registration Statement of American
Century Strategic Asset Allocations, Inc. on August 28, 2003, File No. 33-79482,
and incorporated herein by reference).

          (37) Amendment No. 1 to the Master Distribution and Individual
Shareholder Services Plan (R Class), dated May 1, 2004 (filed electronically as
Exhibit m15 to Post-Effective Amendment No. 35 to the Registration Statement of
American Century Quantitative Equity Funds, Inc., on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

          (38) Amendment No. 2 to the Master Distribution and Individual
Shareholder Services Plan (R Class), dated February 24, 2005 (filed electronically as Exhibit m30 to Post-Effective Amendment No. 22 of American
Century Strategic Asset Allocations, Inc. on March 30, 2005, File No. 33-79482,
and incorporated herein by reference).

          (39) Amendment No. 3 to the Master Distribution and Individual
Shareholder Services Plan (R Class), dated July 29, 2005 (filed electronically as Exhibit m33 to Post-Effective Amendment No. 111 to the Registration Statement
of American Century Mutual Funds, Inc. on July 28, 2005, File No. 2-14213, and
incorporated herein by reference).

          (40) Amendment No. 4 to the Master Distribution and Individual
Shareholder Services Plan (R Class), dated September 29, 2005 (filed electronically as Exhibit m22 to Post-Effective Amendment No. 41 to the
Registration Statement of American Century Quantitative Equity Funds, Inc. on
September 29, 2005, File No. 33-19589, and incorporated herein by reference).

          (41) Amendment No. 5 to the Master Distribution and Individual
Shareholder Services Plan (R Class), dated March 30, 2006 (filed electronically as Exhibit m40 to Post-Effective Amendment No. 23 to the Registration Statement
of American Century Strategic Asset Allocations, Inc. on March 30, 2006, File
No. 33-79482, and incorporated herein by reference).

          (42) Amendment No. 6 to the Master Distribution and Individual
Shareholder Services Plan (R Class), dated November 29, 2006 (to be filed by amendment).

     (n) (1) Amended and Restated Multiple Class Plan, dated September 3, 2002
(filed electronically as Exhibit n1 to Post-Effective Amendment No. 35 to the
Registration Statement of American Century California Tax-Free and Municipal
Funds on December 17, 2002, File No. 2-82734, and incorporated herein by reference).

          (2) Amendment No. 1 to the Amended and Restated Multiple Class Plan,
dated December 31, 2002 (filed electronically as Exhibit n2 to Post-Effective
Amendment No. 39 to the Registration Statement of American Century Municipal
Trust on December 23, 2002, File No. 2-91229, and incorporated herein by reference).

          (3) Amendment No. 2 to the Amended and Restated Multiple Class Plan,
dated August 29, 2003 (filed electronically as Exhibit n3 to Post-Effective
Amendment No. 17 to the Registration Statement of American Century Strategic
Asset Allocations, Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4) Amendment No. 3 to the Amended and Restated Multiple Class Plan,
dated February 27, 2004 (filed electronically as Exhibit n4 to Post-Effective
Amendment No. 104 to the Registration Statement of American Century Mutual
Funds, Inc. on February 26, 2004, File No. 2-14213, and incorporated herein by reference).

          (5) Amendment No. 4 to the Amended and Restated Multiple Class Plan,
dated May 1, 2004 (filed electronically as Exhibit n5 to Post-Effective
Amendment No. 35 to the Registration Statement of American Century Quantitative
Equity Funds, Inc. on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated Multiple Class Plan,
dated August 1, 2004 (filed electronically as Exhibit n6 to Post-Effective
Amendment No. 24 to the Registration Statement of the Registrant on July 29,
2004, File No. 33-65170, and incorporated herein by reference).

          (7) Amendment No. 6 to the Amended and Restated Multiple Class Plan,
dated September 30, 2004 (filed electronically as Exhibit n7 to Post-Effective
Amendment No. 20 to the Registration Statement of American Century Strategic
Asset Allocations, Inc. on September 29, 2004, File No. 33-79482, and
incorporated herein by reference).

          (8) Amendment No. 7 to the Amended and Restated Multiple Class Plan,
dated November 17, 2004 (filed electronically as Exhibit n8 to Post-Effective
Amendment No. 106 to the Registration Statement of American Century Mutual
Funds, Inc. on November 29, 2004, File No. 2-14213, and incorporated herein by reference).

          (9) Amendment No. 8 to the Amended and Restated Multiple Class Plan,
dated February 24, 2005 (filed electronically as Exhibit n9 to Post-Effective
Amendment No. 22 to the Registration Statement of American Century Strategic
Asset Allocations, Inc. on March 30, 2005, File No. 33-79482, and incorporated herein by reference).

          (10) Amendment No. 9 to the Amended and Restated Multiple Class Plan,
dated July 29, 2005 (filed electronically as Exhibit n10 to Post-Effective
Amendment No. 111 to the Registration Statement of American Century Mutual
Funds, Inc. on July 28, 2005, File No. 2-14213, and incorporated herein by reference).

          (11) Amendment No. 10 to the Amended and Restated Multiple Class Plan,
dated September 29, 2005 (filed electronically as Exhibit n11 to Post-Effective
Amendment No. 41 to the Registration Statement of American Century Quantitative
Equity Funds, Inc. on September 29, 2005, File No. 33-19589, and incorporated herein by reference).

          (12) Amendment No. 11 to the Amended and Restated Multiple Class Plan,
dated March 30, 2006 (filed electronically as Exhibit n12 to Post-Effective
Amendment No. 23 to the Registration Statement of American Century Strategic
Asset Allocations, Inc. on March 30, 2006, File No. 33-79482, and incorporated herein by reference).

          (13) Amendment No. 12 to the Amended and Restated Multiple Class Plan,
dated November 29, 2006 (to be filed by amendment).

          (14) Letter Agreement with American Century Investment Management,
Inc., dated March 30, 2006 (filed electronically as Exhibit n13 to
Post-Effective Amendment No. 42 to the Registration Statement of American
Century World Mutual Funds, Inc. on March 30, 2006, File No. 33-39242, and
incorporated herein by reference).

     (o)  Not applicable

     (p) (1) American Century Investments Code of Ethics (filed electronically as Exhibit p1 to Pre-Effective Amendment No. 1 to the Registration Statement of
American Century Growth Funds, Inc. on May 30, 2006, File No. 333-132114, and
incorporated herein by reference).

          (2) Independent Directors' Code of Ethics amended February 28, 2000
(filed electronically as Exhibit p2 to Post-Effective Amendment No. 40 to the
Registration Statement of American Century Target Maturities Trust on November
30, 2004, File No. 2-94608, and incorporated herein by reference).

          (3) Mason Street Advisors, LLC Statement of Policy on Personal
Securities Transactions (filed electronically as Exhibit p3 to Post-Effective
Amendment No. 31 to the Registration Statement of the Registrant on March 9,
2006, File No. 33-65170, and incorporated herein by reference).

Item 24.  Persons Controlled by or Under Common Control with Registrant

     The persons who serve as the trustees or directors of the Registrant also serve, in substantially identical capacities, the following investment companies:

American Century California Tax-Free and Municipal Funds American Century
Government Income Trust American Century International Bond Funds American
Century Investment Trust American Century Municipal Trust American Century
Quantitative Equity Funds, Inc. American Century Target Maturities Trust
American Century Variable Portfolios II, Inc.

     Because the boards of each of the above-named investment companies are identical, these companies may be deemed to be under common control.

Item 25.  Indemnification

     As stated in Article VII, Section 3 of the Amended and Restated Agreement
and Declaration of Trust, incorporated herein by reference to Exhibit a to the
Registration Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution of Trustees."

     Registrant hereby incorporates by reference, as though set forth fully herein, Article VI of the Registrant's Amended and Restated Bylaws, appearing as
Exhibit b herein.

     The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 26.  Business and Other Connections of Investment Advisor

         In addition to serving as the Registrant's investment advisor, American
Century Investment Management, Inc. provides portfolio management services for other investment companies as well as for other business and institutional clients. Business backgrounds of the directors and principal executive officers of the advisor that also hold positions with the Registrant are included under
"Management" in the Statement of Additional Information included in this registration statement. The remaining principal executive officers and directors of the advisor and their principal occupations during at least the past 2 fiscal years are as follows:

         James E. Stowers, Jr. (Director). Founder, Director and Controlling
         Shareholder, American Century Companies, Inc. (ACC); Chairman, ACC
         (January 1995 to December 2004); Director, American Century Global
         Investment Management, Inc. (ACGIM), American Century Services, LLC
         (ACS), American Century Investment Services, Inc. (ACIS) and other ACC subsidiaries, as well as a number of American Century-advised investment companies.

         James E. Stowers III (Chairman of the Board of Directors). Chairman,
         ACC (January 2005 to present); Co-Chairman, ACC (September
         2000-December 2004); Chairman, ACS and other ACC subsidiaries;
         Director, ACC, ACGIM, ACS, ACIS and other ACC subsidiaries, as well as a number of American Century-advised investment companies.

         Mark Mallon (Senior Vice President and Chief Investment Officer).
         Senior Vice President and Chief Investment Officer, ACGIM. Also serves as portfolio manager for a number of American Century-advised investment companies.

The principal address for all American Century entities other than ACGIM is 4500
Main Street, Kansas City, MO 64111. The principal address for ACGIM is 666 Third
Avenue, 23rd Floor, New York, NY 10017.

     The subadvisor for Select Bond and High-Yield Bond is Mason Street Advisors
LLC (MSA). In addition to providing investment advisory services to investment companies, MSA provides investment advisory services for Northwestern Mutual and other institutional clients. Several of the directors and officers of MSA also serve as officers of Northwestern Mutual. Additional information about the business and other connections of MSA is available in Part I of MSA's Form ADV and the schedules thereto (SEC file number 801-60721).

Item 27. Principal Underwriters

I. (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century Growth Funds, Inc.
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The following is a list of the directors, executive officers and partners of ACIS:

Name and Principal      Positions and Offices      Positions and Offices
Business Address*         with Underwriter            with Registrant
------------------------------------------------------------------------

James E. Stowers, Jr.    Director                         none

James E. Stowers, III    Chairman and Director            none

William M. Lyons         Chief Executive                  President and
                         Officer and Director             Trustee

Brian Jeter              President                        none

Jonathan S. Thomas       Executive Vice President,        Executive
                         Chief Financial Officer,         Vice President
                         and Chief Accounting Officer

Donna Byers              Senior Vice President            none

Mark Killen              Senior Vice President            none

David Larrabee           Senior Vice President            none

Barry Mayhew             Senior Vice President            none

David C. Tucker          Senior Vice President            Senior Vice
                         and General Counsel              President
                                                          and General
                                                          Counsel

Clifford Brandt          Chief Compliance Officer         none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 28.  Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of American Century Investment Management, Inc., 4500 Main Street,
Kansas City, MO 64111 and 1665 Charleston Road, Mountain View, CA; American
Century Services, LLC, 4500 Main Street, Kansas City, MO 64111; JP Morgan Chase
Bank, 4 Metro Tech Center, Brooklyn, NY 11245; Commerce Bank, N.A., 1000 Walnut,
Kansas City, MO 64105; and State Street Bank and Trust Company, One Lincoln
Street, Boston, MA 02111. Certain records relating to the day-to-day portfolio management of Select Bond and High-Yield Bond are kept in the offices of the subadvisor, Mason Street Advisors, LLC, 720 East Wisconsin Avenue, Milwaukee, WI
53202.

Item 29.  Management Services - Not applicable

Item 30.  Undertakings - Not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment
Company Act of 1940, the Registrant has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City,
State of Missouri on the 8th day of September, 2006.

                           AMERICAN CENTURY INVESTMENT TRUST
                           (Registrant)

                           By: *
                               -------------------------------------
                               William M. Lyons
                               President

     Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                    TITLE                       DATE
---------                    -----                       ----

*                            President and Trustee     September 8, 2006
--------------------------
William M. Lyons

*                            Vice President,           September 8, 2006
--------------------------   Treasurer and Chief
Robert J. Leach              Financial Officer

*                            Trustee                   September 8, 2006
--------------------------
John Freidenrich

*                           Chairman                   September 8, 2006
--------------------------
Ronald J. Gilson

*                           Trustee                    September 8, 2006
--------------------------
Kathryn A. Hall

*                           Trustee                    September 8, 2006
--------------------------
Myron S. Scholes

*                           Trustee                    September 8, 2006
--------------------------
John B. Shoven

*                           Trustee                    September 8, 2006
--------------------------
Jeanne D. Wohlers

*By: /s/ Daniel K. Richardson
     ------------------------------------
     Daniel K. Richardson
     Attorney in Fact (pursuant to Power of
     Attorney dated August 25, 2006)